SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [ ]

                       Post-Effective Amendment No. 5                   [X]
                             (File No. 333-84121)
                                     and/or
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]
                              Amendment No. 20                          [X]
                            (File No. 811-09515)
                      (Check appropriate box or boxes.)

                            Exact Name of Registrant:
                    American Enterprise Variable Life Account

                               Name of Depositor:
                   AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

          Address of Depositor's Principal Executive Offices, Zip Code
               Depositor's Telephone Number, including Area Code:

                            829 AXP Financial Center
                              Minneapolis, MN 55474
                                 (800) 333-3437

                     Name and Address of Agent for Service:

                            Mary Ellyn Minenko, Esq.
                           50607 AXP Financial Center
                              Minneapolis, MN 55474

Approximate Date of Proposed Public Offering _____N/A__________________

It is proposed that this filing will become effective (check appropriate box)

     [ ]   immediately upon filing pursuant to paragraph (b)
     [X]   on May 1, 2003 pursuant to paragraph (b)
     [ ]   60 days after filing pursuant to paragraph (a)(1)
     [ ]   on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

MAY 1, 2003

AMERICAN EXPRESS

SIGNATURE
VARIABLE UNIVERSAL LIFE(R)

AN INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

ISSUED BY: AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
           829 AXP Financial Center
           Minneapolis, MN 55474
           Phone: (800) 333-3437
           Web site address: americanexpress.com

           AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT

This prospectus contains information about the life insurance policy that you should know before investing in American Express(R) Signature Variable Universal Life (SIG-VUL).

The purpose of the policy is to provide life insurance protection on the life of the insured and to potentially build policy value. The policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the insured's death. You may direct your net premiums or transfers to:

-  A fixed account to which we credit interest.

-  Subaccounts that invest in underlying funds.


Prospectuses are available for the funds that are investment options under the policy. Please read all prospectuses carefully and keep them for future reference.

The policy may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special policy form used in that state. This prospectus provides a general description of the policy. Your actual policy and any riders or endorsements are the controlling documents.

AEL has not authorized any person to give any information or to make any representations regarding the policy other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

PLEASE NOTE THAT YOUR INVESTMENTS IN A POLICY AND ITS UNDERLYING FUNDS:


-  Are NOT deposits or obligations of a bank or financial institution;

- Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and

- Are subject to risks including loss of the amount you invested and the policy ending without value.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

TABLE OF CONTENTS


POLICY BENEFITS AND RISKS                                                      3
    Policy Benefits                                                            3
    Policy Risks                                                               5
    Fund Risks                                                                 6
FEE TABLES                                                                     7
    Transaction Fees                                                           7
    Charges Other than Fund Operating Expenses                                 8
    Annual Operating Expenses of the Funds                                     9
LOADS, FEES AND CHARGES                                                       11
    Premium Expense Charge                                                    11
    Monthly Deduction                                                         11
    Surrender Charge                                                          12
    Partial Surrender Charge                                                  12
    Mortality and Expense Risk Charge                                         13
    Transfer Charge                                                           13
    Annual Operating Expenses of the Funds                                    13
    Effect of Loads, Fees and Charges                                         13
    Other Information on Charges                                              13
AEL                                                                           13
THE VARIABLE ACCOUNT                                                          13
THE FUNDS                                                                     14
    Relationship Between Funds and Subaccounts                                19
    Substitution of Investments                                               19
    Voting Rights                                                             19
THE FIXED ACCOUNT                                                             20
PURCHASING YOUR POLICY                                                        20
    Application                                                               20
    Premiums                                                                  21
POLICY VALUE                                                                  21
    Fixed Account                                                             21
    Subaccounts                                                               21
POLICY VALUE CREDITS                                                          22
KEEPING THE POLICY IN FORCE                                                   22
    No Lapse Guarantee                                                        22
    Grace Period                                                              23
    Reinstatement                                                             23
    Exchange Right                                                            23
PROCEEDS PAYABLE UPON DEATH                                                   24
    Change in Death Benefit Option                                            24
    Changes in Specified Amount                                               25
    Misstatement of Age or Sex                                                25
    Suicide                                                                   25
    Beneficiary                                                               26
TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS                           26
    Restrictions on Transfers                                                 26
    Fixed Account Transfer Policies                                           26
    Minimum Transfer Amounts                                                  26
    Maximum Transfer Amounts                                                  27
    Maximum Number of Transfers Per Year                                      27
    Automated Transfers                                                       27
    Automated Dollar-Cost Averaging                                           28
    Asset Rebalancing                                                         28
POLICY LOANS                                                                  29
    Minimum Loan Amounts                                                      29
    Maximum Loan Amounts                                                      29
    Allocation of Loans to Accounts                                           29
    Repayments                                                                29
    Overdue Interest                                                          29
    Effect of Policy Loans                                                    29
POLICY SURRENDERS                                                             29
    Total Surrenders                                                          29
    Partial Surrenders                                                        30
TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER                             30
PAYMENT OF POLICY PROCEEDS                                                    31
    Payment Options                                                           31
    Deferral of Payments                                                      31
FEDERAL TAXES                                                                 31
    AEL's Tax Status                                                          32
    Taxation of Policy Proceeds                                               32
    Modified Endowment Contracts                                              33
    Other Tax Considerations                                                  33
LEGAL PROCEEDINGS                                                             34
POLICY ILLUSTRATIONS                                                          34
    Understanding the Illustrations                                           34
KEY TERMS                                                                     37
FINANCIAL STATEMENTS                                                          38


        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

POLICY BENEFITS AND RISKS

This summary describes the policy's important benefits and risks. The sections in the prospectus following this summary discuss the policy's benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the "Key Terms" section.

POLICY BENEFITS

   POLICY BENEFIT                           WHAT IT MEANS                                       HOW IT WORKS
DEATH BENEFIT                 We will pay a benefit to the beneficiary   The relationship between the policy value and the death
                              of the policy when the insured dies.       benefit depends on which of two death benefit options you
                              Before the insured's attained insurance    choose:
                              age 100, your policy's death benefit can
                              never be less than the specified amount    -  OPTION 1 (LEVEL AMOUNT): The death benefit is the
                              unless you change that amount or your         greater of the specified amount or a percentage of
                              policy has outstanding indebtedness.          policy value.

                                                                         -  OPTION 2 (VARIABLE AMOUNT): The death benefit is the
                                                                            greater of the specified amount plus the policy value,
                                                                            or a percentage of policy value.

                                                                         You may change the death benefit option or specified amount within certain limits, but doing so generally will affect
                                                                         policy charges.

                                                                         On or after the insured's attained insurance age 100, the
                                                                         death benefit will be the cash surrender value.

OPTIONAL INSURANCE BENEFITS   You may add optional benefits to your      AVAILABLE RIDERS YOU MAY ADD:
                              policy at an additional cost, in the
                              form of riders (if you meet certain        -  ACCIDENTAL DEATH BENEFIT RIDER (ADB): ADB provides an
                              requirements). The amounts of these           additional death benefit if the insured's death is
                              benefits do not vary with investment          caused by accidental injury.
                              experience of the variable account.
                              Certain restrictions apply and are         -  ADDITIONAL INSURED RIDER (AIR): AIR provides a level,
                              clearly described in the applicable           adjustable death benefit on the life of each additional
                              rider.                                        insured covered.

                                                                         -  CHILDREN'S INSURANCE RIDER (CIR): CIR provides level
                                                                            term coverage on each eligible child.

                                                                         -  TERM INSURED RIDER (TIR): TIR provides an additional
                                                                            level, adjustable death benefit on the base insured.

                                                                         -  WAIVER OF MONTHLY DEDUCTION RIDER (WMD): Under WMD, we
                                                                            will waive the monthly deduction if the base insured
                                                                            becomes totally disabled.


NO-LAPSE GUARANTEE (NLG)      Your policy will not lapse (end without    NO LAPSE GUARANTEE: The policy has the NLG option, which
                              value) if the NLG is in effect, even if    guarantees the policy will not lapse for five policy years.
                              the cash surrender value is less than      The NLG remains in effect if you meet certain premium
                              the amount needed to pay the monthly       requirements and indebtedness does not exceed the policy
                              deduction.                                 value minus surrender charges.


FLEXIBLE PREMIUMS             You choose when to pay premiums and how    When you apply for your policy, you state how much you
                              much premium to pay.                       intend to pay and whether you will pay quarterly,
                                                                         semiannually or annually. You may also make additional,
                                                                         unscheduled premium payments subject to certain limits. You cannot make premium payments on or after the insured's
                                                                         attained insurance age 100. We may refuse premiums in order to comply with the Code. Although you have flexibility in
                                                                         paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and the length of time your policy will remain in force as well as affect whether the NLG remains in effect.


POLICY VALUE CREDITS          You may receive a credit to your policy    Currently, we credit the policy value on a pro rata basis
                              value beginning in the 11th policy year.   with an amount equal on an annual basis to .45% of the
                                                                         policy value minus indebtedness. We reserve the right to
                                                                         change the credit percentage. No minimum credit is
                                                                         guaranteed. We also reserve the right to apply the credit
                                                                         on a monthly, quarterly, semi-annual or annual basis as we determine.


        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

   POLICY BENEFIT                           WHAT IT MEANS                                       HOW IT WORKS
RIGHT TO EXAMINE              You may return your policy for any         You may mail or deliver the policy to AEL's home office or
YOUR POLICY ("FREE LOOK")     reason and receive a refund of the         to your sales representative with a written request for
                              policy value minus any indebtedness plus   cancellation by the 20th day after you receive it. On the
                              any premium expense charge and monthly     date your request is postmarked or received, the policy
                              deductions taken.                          will immediately be considered void from the start. In
                                                                         Hawaii, Illinois, Louisiana, Minnesota, Missouri,
                                                                         Nebraska, North Carolina, South Carolina, Virginia,
                                                                         Washington, and Wisconsin, you will receive a full refund
                                                                         of all premiums paid.

                                                                         Under our current administrative practice, your request to cancel the policy under the "Free Look" provision will be
                                                                         honored if received at our home office within 30 days from the latest of the following dates:

                                                                         -  The date we mail the policy from our office

                                                                         -  The policy date (only if the policy is issued in force)

                                                                         -  The date your sales representative delivers the policy
                                                                            to you as evidenced by our policy delivery receipt,
                                                                            which you must sign and date.

                                                                         We reserve the right to change or discontinue this
                                                                         administrative practice at any time.

EXCHANGE RIGHT                For two years after the policy is          Because the policy itself offers a fixed return option,
                              issued, you can exchange it for one that   all you need to do is transfer all of the policy value in
                              provides benefits that do not vary with    the subaccounts to the fixed account. This exchange does
                              the investment return of the               not require our underwriting approval. We do not issue a
                              subaccounts.                               new policy. State restrictions may apply.

INVESTMENT CHOICES            You may direct your net premiums or
                              transfer your policy's value to:

                              -  THE VARIABLE ACCOUNT which consists     -  UNDER THE VARIABLE ACCOUNT your policy's value may
                                 of subaccounts, each of which invests      increase or decrease daily, depending on the investment
                                 in a fund with a particular                return. No minimum amount is guaranteed.
                                 investment objective; or


                              -  THE FIXED ACCOUNT which is our          -  THE FIXED ACCOUNT earns interest rates that we adjust
                                 general investment account.                periodically. This rate will never be lower than 4%.


SURRENDERS                    You may cancel the policy while it is in   The cash surrender value is the policy value minus
                              force and receive its cash surrender       indebtedness minus any applicable surrender charges.
                              value or take a partial surrender out of   Partial surrenders are available within certain limits for
                              your policy.                               a fee.

LOANS                         You may borrow against your policy's       Your policy secures the loan.
                              cash surrender value.

TRANSFERS                     You may transfer your policy's value.      You may, at no charge, transfer policy value from one
                                                                         subaccount to another or between subaccounts and the fixed account. Certain restrictions may apply to transfers. You
                                                                         can also arrange for automated transfers among the fixed
                                                                         account and subaccounts.

        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

POLICY RISKS

   POLICY RISK                              WHAT IT MEANS                                       WHAT CAN HAPPEN
INVESTMENT RISK               You direct your net premiums or transfer   -  You can lose cash values due to adverse investment
                              your policy's value to a subaccount that      experience. No minimum amount is guaranteed under the
                              drops in value.                               subaccounts of the variable account.

                                                                         -  Your death benefit under Option 2 may be lower due to
                                                                            adverse investment experience.

                                                                         -  Your policy could lapse due to adverse investment
                                                                            experience if the NLG is not in effect and you do not
                                                                            pay premium needed to maintain coverage.

                              You transfer your policy's value between   -  The value of the subaccount from which you transferred
                              subaccounts.                                  could increase while the value of the subaccount to
                                                                            which you transferred could decrease.

RISK OF LIMITED POLICY        The policy is not suitable as a            -  If you are unable to afford the premiums needed to keep
VALUES IN EARLY YEARS         short-term investment.                        the policy in force for a long period of time, your
                                                                            policy could lapse with no value.

                              Your policy has little or no cash          -  Surrender charges apply to this policy for the first 15
                              surrender value in the early policy           policy years and for 15 years following any increase in
                              years.                                        specified amount. Surrender charges can significantly
                                                                            reduce policy value. Poor investment performance can
                                                                            also significantly reduce policy values. During early
                                                                            policy years the cash surrender value may be less than
                                                                            the premiums you pay for the policy.

                              Your ability to take partial surrenders    -  You cannot take partial surrenders during the first
                              is limited.                                   policy year.

LAPSE RISK                    You do not pay the premiums needed to      -  We will not pay a death benefit if your policy lapses.
                              maintain coverage.


                              Your policy may lapse due to surrender     -  Surrender charges affect the surrender value, which is
                              charges.                                      a measure we use to determine whether your contract
                                                                            will enter a grace period (and possibly lapse). A
                                                                            partial surrender will reduce the policy value, will
                                                                            reduce the death benefit and may terminate the NLG.


                              You take a loan against your policy.       -  Taking a loan increases the risk that your policy will
                                                                            lapse, will have a permanent effect on the policy
                                                                            value, will reduce the death benefit and may terminate
                                                                            the NLG.

                              Your policy can lapse due to poor          -  Your policy could lapse due to adverse investment
                              investment performance.                       experience if the NLG is not in effect and you do not
                                                                            pay premium needed to maintain coverage

EXCHANGE/REPLACEMENT RISK     You drop another policy to buy this one.   -  You may pay surrender charges on the policy you drop.

                                                                         -  This policy has surrender charges, which may extend
                                                                            beyond those in the policy you drop.

                                                                         -  You will be subject to new incontestability and suicide periods.

                                                                         -  You may be in a higher insurance risk-rating category
                                                                            now and you may pay higher premiums.

                              You use cash values or dividends from      -  If you borrow from another policy to buy this one, the
                              another policy to buy this one.               loan reduces the death benefit on the other policy. If
                                                                            you fail to repay the loan and accrued interest, you
                                                                            could lose the other coverage and you may be subject to
                                                                            income tax if the policy ends with a loan against it.

                                                                         -  The exchange may have adverse tax consequences.

        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

   POLICY RISK                              WHAT IT MEANS                                       WHAT CAN HAPPEN
TAX RISK                      Congress may change current tax law at     -  You could lose any or all of the specific federal
                              any time.                                     income tax attributes and benefits of a life insurance
                                                                            policy including tax-deferred accrual of cash values
                              The Internal Revenue Service (IRS) may        and income tax free death benefits.
                              change how it interprets tax law.

                              The policy fails to qualify as life        -  Increases in cash value are taxable as ordinary income.
                              insurance for federal income tax              Your beneficiary may have to pay income tax on part of
                              purposes.                                     the death benefit.


                              Certain changes you make to the policy     -  Cash values taken from or assigned under a modified
                              may cause it to become a "modified            endowment contract before the owner's age 591/2 will be
                              endowment contract" for federal income        subject to a 10% penalty tax in most cases in addition
                              tax purposes.                                 to federal income taxes.


                              The IRS determines that you, not the       -  You may be taxed on the income of each subaccount to
                              Variable Account, are the owner of the        the extent of your investment.
                              fund shares held by our Variable
                              Account.

                              You buy this policy to fund a              -  The tax-deferred accrual of cash values provided by the
                              tax-deferred retirement plan.                 policy is unnecessary because tax deferral is provided
                                                                            by the tax-deferred retirement plan.

Variable life insurance is complex. Before you invest, be sure to ask your sales representative about the policy's features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may be authorized to offer you several different variable life insurance policies in addition to those described in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.

FUND RISKS


A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund's prospectus. Please refer to the prospectuses for the funds for more information. THE INVESTMENT ADVISERS CANNOT GUARANTEE THAT THE FUNDS WILL MEET THEIR INVESTMENT OBJECTIVES.


        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

TRANSACTION FEES

     CHARGE                            WHEN CHARGE IS DEDUCTED                                  AMOUNT DEDUCTED
PREMIUM EXPENSE CHARGE        When you pay premium.                      3% of each premium payment.

SURRENDER CHARGE*             When you surrender your policy for         RATE PER $1,000 OF INITIAL SPECIFIED AMOUNT:
                              its full cash surrender value, or the
                              policy lapses, during the first 15 years   MINIMUM: $6.81 -- Female, Standard, Age 1
                              and for 15 years after requesting an
                              increase in the specified amount.          MAXIMUM: $57.75 -- Male, Smoker, Age 68

                                                                         REPRESENTATIVE INSURED: $10.59-- Male, Preferred Nonsmoker,
                                                                         Age 30

PARTIAL SURRENDER CHARGE      When you surrender part of the value of    The lesser of:
                              your policy.
                                                                         -  $25; or

                                                                         -  2% of the amount surrendered.


TRANSFER CHARGE               Upon transfer, if we impose a limit of     MAXIMUM: Up to $25 per transfer in excess of five.
                              five transfers per year by mail or phone
                              per policy year.                           CURRENT: No charge.


FEES FOR EXPRESS MAIL AND     When we pay policy proceeds by express     -  $15 -- United States
WIRE TRANSFERS OF LOAN        mail or  wire transfer.
PAYMENTS AND SURRENDERS                                                  -  $30 -- International

* This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or AEL at the address or phone number shown on the first page of this prospectus.


        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.


CHARGES OTHER THAN FUND OPERATING EXPENSES


     CHARGE                            WHEN CHARGE IS DEDUCTED                                  AMOUNT DEDUCTED
COST OF INSURANCE CHARGES*    Monthly.                                   MONTHLY RATE PER $1,000 OF NET AMOUNT AT RISK:

                                                                         MINIMUM: $.06 -- Female, Standard, Age 10

                                                                         MAXIMUM: $83.33 -- Male, Smoker, Age 99

                                                                         REPRESENTATIVE INSURED: $.12 -- Male, Preferred Nonsmoker,
                                                                         Age 30

ADMINISTRATIVE CHARGE         Monthly.                                   GUARANTEED: $7 per month.

INTEREST RATE ON LOANS        Charged daily and due at the end of the    GUARANTEED: 6% per year.
                              policy year
                                                                         CURRENT:

                                                                         -  6% for policy years 1-10;

                                                                         -  4% for policy years 11 and after.

ACCIDENTAL DEATH              Monthly.                                   MONTHLY RATE PER $1,000 OF ACCIDENTAL DEATH BENEFIT AMOUNT:
BENEFIT RIDER (ADB)*
                                                                         -  MINIMUM: $.04 - Female, Age 5

                                                                         -  MAXIMUM: $.16 -- Male, Age 69

                                                                         -  REPRESENTATIVE INSURED: $0.08-- Male, Preferred
                                                                            Nonsmoker, Age 30

ADDITIONAL INSURED            Monthly.                                   MINIMUM: $.06 -- Female, Standard, Age 10
RIDER (AIR)*
                                                                         MAXIMUM: $83.33 -- Male, Smoker, Age 91

                                                                         REPRESENTATIVE INSURED: $.12 -- Male, Preferred Nonsmoker,
                                                                         Age 30

CHILDREN'S INSURANCE          Monthly.                                   MONTHLY RATE PER $1,000 OF CIR SPECIFIED AMOUNT:
RIDER (CIR)
                                                                         -  $.58

TERM INSURED RIDER (TIR)*     Monthly.                                   MONTHLY RATE PER $1,000 OF NET AMOUNT AT RISK:

                                                                         MINIMUM: $.06 -- Female, Standard, Age 10

                                                                         MAXIMUM: $83.33 -- Male, Smoker, Age 99

                                                                         REPRESENTATIVE INSURED: $.12 -- Male, Preferred Nonsmoker,
                                                                         Age 30

WAIVER OF MONTHLY             Monthly.                                   MONTHLY RATE PER $1,000 OF NET AMOUNT AT RISK PLUS THE AIR
DEDUCTION RIDER (WMD)*                                                   SPECIFIED AMOUNTS IF APPLICABLE:

                                                                         MINIMUM: $.01 -- Female, Standard, Age 5

                                                                         MAXIMUM: $.28 -- Male, Smoker, Age 59

                                                                         REPRESENTATIVE INSURED: $.02 -- Male, Preferred Nonsmoker,
                                                                         Age 30


* This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or AEL at the address or phone number shown on the first page of this prospectus.

        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                                MINIMUM     MAXIMUM
Total expenses before contractual fee waivers and/or expense reimbursements       .69%       3.74%


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                                 GROSS TOTAL
                                                                             MANAGEMENT     12b-1     OTHER        ANNUAL
                                                                                FEES        FEES     EXPENSES     EXPENSES
AXP(R) Variable Portfolio -
        Blue Chip Advantage Fund                                                .53%         .13%       .13%         .79%(1)
        Bond Fund                                                               .60          .13        .07          .80(1)
        Capital Resource Fund                                                   .62          .13        .05          .80(1)
        Cash Management Fund                                                    .51          .13        .05          .69(1)
        Diversified Equity Income Fund                                          .56          .13        .18          .87(1)
        Extra Income Fund                                                       .62          .13        .08          .83(1)
        Federal Income Fund                                                     .61          .13        .09          .83(1)
        Growth Fund                                                             .56          .13        .12          .81(1)
        Managed Fund                                                            .60          .13        .04          .77(1)
        NEW DIMENSIONS FUND(R)                                                  .61          .13        .05          .79(1)
        Small Cap Advantage Fund                                                .73          .13        .25         1.11(1)
AIM V.I.
        Capital Appreciation Fund, Series I Shares                              .61           --        .24          .85(2)
        Capital Development Fund, Series I Shares                               .75           --        .39         1.14(2)
        Premier Equity Fund, Series I Shares                                    .61           --        .24          .85(2)
AllianceBernstein Variable Products Series Fund, Inc.
        AllianceBernstein Premier Growth Portfolio (Class B)                   1.00          .25        .06         1.31(3)
        AllianceBernstein Technology Portfolio (Class B)                       1.00          .25        .21         1.46(3)
        AllianceBernstein U.S. Government/High Grade Securities
          Portfolio (Class B)                                                   .60          .25        .22         1.07(3)
Baron Capital Funds Trust
        Capital Asset Fund - Insurance Shares                                  1.00          .25        .17         1.42(3)
Credit Suisse Trust -
        Emerging Growth Portfolio                                               .90           --        .46         1.36(4)
Fidelity(R) VIP
        Growth & Income Portfolio Service Class                                 .48          .10        .11          .69(3)
        Mid Cap Portfolio Service Class                                         .58          .10        .12          .80(3)
        Overseas Portfolio Service Class                                        .73          .10        .17         1.00(3)
FTVIPT
        Franklin Real Estate Fund - Class 2                                     .53          .25        .04          .82(5),(6)
        Mutual Shares Securities Fund - Class 2                                 .60          .25        .21         1.06(6),(7)
        Templeton Foreign Securities Fund - Class 2                             .70          .25        .20         1.15(6),(7)
Goldman Sachs VIT
        Capital Growth Fund                                                     .75           --        .85         1.60(8)
        CORE(SM) U.S. Equity Fund                                               .70           --        .16          .86(8)
        International Equity Fund                                              1.00           --       1.77         2.77(8)


        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                                 GROSS TOTAL
                                                                             MANAGEMENT     12b-1     OTHER        ANNUAL
                                                                                FEES        FEES     EXPENSES     EXPENSES
JPMorgan
        U.S. Large Cap Core Equity Portfolio                                    .35%          --%       .50%         .85%(9)
        (previously JP Morgan U.S. Disciplined Equity Portfolio)
Lazard Retirement Series
        Equity Portfolio                                                        .75          .25       2.74         3.74(10)
        International Equity Portfolio                                          .75          .25        .65         1.65(10)
MFS(R)
        New Discovery Series - Initial Class                                    .90           --        .15         1.05(11)
        Research Series - Initial Class                                         .75           --        .12          .87(11)
        Utilities Series - Initial Class                                        .75           --        .19          .94(11)
Putnam Variable Trust
        Putnam VT Growth and Income Fund - Class IB Shares                      .48          .25        .04          .77(3)
        Putnam VT International Equity Fund - Class IB Shares                   .77          .25        .22         1.24(3)
        (previously Putnam VT International Growth Fund - Class IB Shares)
        Putnam VT International New Opportunities Fund -Class IB Shares        1.00          .25        .27         1.52(3)
Royce Capital Fund
        Micro-Cap Portfolio                                                    1.25           --        .13         1.38(12)
        Small-Cap Portfolio                                                    1.00           --        .87         1.87(12)
Wanger
        International Small Cap                                                1.24           --        .23         1.47(13)
        U.S. Smaller Companies                                                  .94           --        .11         1.05(13)



We have entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to these funds.


(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2002.

(2) Figures shown in the table are for the year ended Dec. 31, 2002 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(3) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2002.

(4) Expenses are shown before fee waivers and expense reimbursements. Fee waivers and expense reimbursements or credits are expected to reduce expenses for the Emerging Growth Portfolio during 2003 but may be discontinued at any time. The total expense ratios after the waiver and reimbursements would have been: Credit Suisse Trust Emerging Growth Portfolio (.79%, 0%, .46% and 1.25%).

(5) The Fund administration fee is paid indirectly through the management fee.

(6) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(7) The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order of the Securities and Exchange Commission.

(8) Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International, the investment advisers to the funds, have voluntarily agreed to reduce or limit certain "Other expenses" of such Funds (excluding management fees, transfer agent fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed 0.29%, 0.24% and 0.39% of the average daily net assets of the Capital Growth, CORE(SM) US. Equity, and International Equity, respectively. The expenses shown do not include these expense reductions and limitations. There were no expense reductions and limitations for CORE(SM) U.S. Equity for the period ended Dec. 31, 2002. The expense reductions or limitations may be discontinued or modified by the investment adviser at their discretion at any time. CORE(SM) is a service mark of Goldman, Sachs & Co.

(9) Figures in "Management fees," "12b-1 fees," "Other expenses" and "Gross total annual expenses" are based on actual expenses for the fiscal period ended Dec. 31, 2002.

(10) The Investment manager of the Portfolios has voluntarily agreed, for the year ended Dec. 31, 2002, to reduce its fees and, if necessary, reimburse the Portfolio's expenses to the extent that annualized operating expenses exceed 1.25% of the respective Portfolio's average net assets. After fee waivers and expense reimbursements "Other expense" and "Gross total annual expenses" would be 0.25% and 1.25% for Lazard Retirement Equity Portfolio and 0.25% and 1.25% for Lazard Retirement International Equity Portfolio.

(11) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net total contractual annual expenses" would be lower for certain series and would equal: 1.04% for New Discovery Series, 0.86% for Research Series, and 0.93% for Utilities Series.

(12) Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Funds Net Annual Operating Expense ratio at or below 1.35% through Dec. 31, 2003 and 1.99% through Dec. 31, 2010. After fee waivers "Other expenses" and "Gross total annual expenses" would be 0.10% and 1.35% for Royce Micro-Cap Portfolio and 0.35% and 1.35% for Royce Small-Cap Portfolio.

(13) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Gross total annual expenses" are based on actual expenses for the fiscal year ended Dec. 31, 2002. Liberty Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2.00% of average daily net assets. This commitment expires on July 31, 2003.

        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

LOADS, FEES AND CHARGES


Policy charges compensate us for:

-  providing the insurance benefits of the policy;

-  issuing the policy;

-  administering the policy;

-  assuming certain risks in connection with the policy; and

-  distributing the policy.

We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses.

PREMIUM EXPENSE CHARGE


We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the accounts you have selected. The premium expense charge is 3% of each premium payment. The premium expense charge, in part, compensates us for expenses associated with distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature. (The surrender charge, discussed under "Surrender Charge," below also may partially compensate these expenses.) It also compensates us for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies. All policies in all states are charged the same premium expense charge even though state premium taxes vary.


MONTHLY DEDUCTION

On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1. the cost of insurance for the policy month;

2. the administrative charge shown in your policy; and

3. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the three components below.

You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by writing to us.

We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

- you do not specify the accounts from which you want us to take the monthly deduction, or

- the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.


If the cash surrender value of your policy is not enough to cover the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the NLG is in effect. (See "No Lapse Guarantee;" also "Grace Period" and "Reinstatement.")


COMPONENTS OF THE MONTHLY DEDUCTION:

1. COST OF INSURANCE: primarily, the cost of providing the death benefit under your policy. It depends on:

-  the amount of the death benefit;

-  the policy value; and

-  the statistical risk that the insured will die in a given period.

The cost of insurance for a policy month is calculated as: [(a + b) X (c - d)] DIVIDED BY 1,000 where:


   (a) IS THE MONTHLY COST OF INSURANCE RATE based on the insured's attained insurance age, sex (unless unisex rates are required by law) and risk classification and election of WMD. Generally, the cost of insurance rate will increase as the insured's attained insurance age increases.


       We set the rates based on our expectations as to future mortality experience. We may change the rates from time to time; any change will apply to all individuals of the same rate classification. However, rates will not exceed the "Guaranteed Maximum Monthly Cost of Insurance Rates" shown in your policy, which are based on the 1980 Commissioners Standard Ordinary Smoker or Nonsmoker Mortality Tables, Age Last Birthday.

   (b) IS ANY FLAT EXTRA INSURANCE CHARGES we assess as a result of special underwriting considerations.

   (c) IS THE DEATH BENEFIT on the monthly date divided by 1.0032737 (which reduces American Enterprise Life's net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4.0%).


   (d) IS THE POLICY VALUE on the monthly date. At this point, the policy value has been reduced by the administrative charge, and any charges for optional riders with the exception of the WMD as it applies to the base policy.


        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

2. ADMINISTRATIVE CHARGE: $7 per month. This charge reimburses American Enterprise Life for expenses associated with issuing the policy, such as processing the application (primarily underwriting) and setting up computer records; and associated with administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners.

3. OPTIONAL INSURANCE BENEFIT CHARGES: charges for any optional benefits you add to the policy by rider. (See "Fee Tables -- Charges Other than Fund Operating Expenses.")


NOTE FOR MONTANA RESIDENTS: Please disregard all policy provisions in this prospectus that are based on the sex of the insured. The policy will be issued on a unisex basis. Also disregard references to mortality tables; the tables will be replaced with an 80% male, 20% female blend of the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables, Age Last Birthday.

SURRENDER CHARGE

If you surrender your policy or the policy lapses during the first 15 policy years and in the 15 years following an increase in specified amount, we will assess a surrender charge.


The surrender charge reimburses us for costs associated with issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. It also partially pays for commissions, advertising and printing the prospectus and sales literature.


The maximum surrender charge for the initial specified amount is shown in your policy. It is based on the insured's insurance age, sex, risk classification and initial specified amount. The maximum surrender charge for the initial specified amount will decrease annually until it is zero at the beginning of the 16th policy year. If you increase the specified amount, an additional surrender charge will apply. The additional maximum surrender charge in a revised policy will be based on the insured's attained insurance age, sex, risk classification and the amount of the increase. The additional maximum surrender charge will decrease annually until it is zero at the beginning of the 16th year following the increase.


The following table illustrates the maximum surrender charge for a male, insurance age 30 qualifying for preferred nonsmoker rates. We assume the specified amount to be $200,000.


                    LAPSE OR SURRENDER DURING YEAR       MAXIMUM SURRENDER CHARGE
                                   1                            $ 2,118.00
                                   2                              1,976.80
                                   3                              1,835.60
                                   4                              1,694.40
                                   5                              1,553.20
                                   6                              1,412.00
                                   7                              1,270.80
                                   8                              1,129.60
                                   9                                988.40
                                  10                                847.20
                                  11                                706.00
                                  12                                564.80
                                  13                                423.60
                                  14                                282.40
                                  15                                141.20
                                  16+                                 0.00

The amounts shown decrease on an annual basis.

PARTIAL SURRENDER CHARGE


If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less). We guarantee that this charge will not increase for the duration of your policy.


        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

MORTALITY AND EXPENSE RISK CHARGE

This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to 0.9% of the average daily net asset value of the subaccounts.

Computed daily, the charge compensates us for:

- MORTALITY RISK -- the risk that the cost of insurance charge will be insufficient to meet actual claims.

- EXPENSE RISK -- the risk that the policy fee and the surrender charge (described above) may be insufficient to cover the cost of administering the policy.

Any profit from the mortality and expense risk charge would be available to us for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. We will make up any further deficit from its general assets.

TRANSFER CHARGE

We reserve the right to limit transfers by mail or phone to five per policy year. If we allow more than five transfers by mail or phone per policy year, we also reserve the right to assess a fee for each transfer in excess of five made by mail or phone. We guarantee that this fee will not exceed $25 per transfer for the duration of your policy.

ANNUAL OPERATING EXPENSES OF THE FUNDS

Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund's prospectus.

EFFECT OF LOADS, FEES AND CHARGES

Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:

-  cost of insurance charges;

-  surrender charges;

-  cost of optional insurance benefits;

-  administrative charges;

-  mortality and expense risk charges; and

- annual operating expenses of the funds, including management fees, 12b-1 fees and other expenses.

In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.

OTHER INFORMATION ON CHARGES

We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.

AEL


We are a stock life insurance company organized under the laws of the State of Indiana in 1981. Our address is 829 AXP Financial Center, Minneapolis, MN 55474. Our statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204.

We conduct a conventional life insurance business in all states except New York. Our affiliate, IDS Life Insurance Company (IDS Life) has been in the variable annuity business since 1968 and has sold a number of different variable annuity contracts and variable life insurance policies, utilizing other separate accounts, unit investment trusts and mutual funds.


THE VARIABLE ACCOUNT

The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. This registration does not involve any SEC supervision of the account's management or investment practices or policies. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.

        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

THE FUNDS

You can direct your premiums to any or all of the subaccounts of the variable account that invest in shares of the following funds:


SUBACCOUNT         INVESTING IN                 INVESTMENT OBJECTIVES AND POLICIES         INVESTMENT ADVISER
VPBCA              AXP(R) Variable Portfolio    Objective: long-term total return          IDS Life, adviser; American
                   - Blue Chip Advantage        exceeding that of the U.S. stock market.   Express Financial Corporation
                   Fund                         Invests primarily in blue chip stocks.     (AEFC), subadviser.
                                                Blue chip stocks are issued by
                                                companies with a market
                                                capitalization of at least $1
                                                billion, an established
                                                management, a history of
                                                consistent earnings and a leading
                                                position within their respective
                                                industries.

VPBND              AXP(R) Variable Portfolio    Objective: high level of current income    IDS Life, adviser; AEFC,
                   - Bond Fund                  while conserving the value of the          subadviser.
                                                investment and continuing a high level
                   (effective 6/27/03           of income for the longest time period.
                   AXP(R) Variable Portfolio    Invests primarily in bonds and other
                   - Bond Fund will change      debt obligations.
                   to AXP(R) Variable
                   Portfolio - Diversified
                   Bond Fund)

VPCPR              AXP(R) Variable Portfolio    Objective: capital appreciation. Invests   IDS Life, adviser; AEFC,
                   - Capital Resource Fund      primarily in U.S. common stocks and        subadviser.
                                                other securities convertible into common
                                                stocks.

VPCMG              AXP(R) Variable Portfolio    Objective: maximum current income          IDS Life, adviser; AEFC,
                   - Cash Management Fund       consistent with liquidity and stability    subadviser.
                                                of principal. Invests primarily in money
                                                market securities.

VPDEI              AXP(R) Variable Portfolio    Objective: high level of current income    IDS Life, adviser; AEFC,
                   - Diversified Equity         and, as a secondary goal, steady growth    subadviser.
                   Income Fund                  of capital. Invests primarily in
                                                dividend-paying common and preferred
                                                stocks.

VPEXI              AXP(R) Variable Portfolio    Objective: high current income, with       IDS Life, adviser; AEFC,
                   - Extra Income Fund          capital growth as a secondary objective.   subadviser.
                                                Invests primarily in high-yielding,
                   (effective 6/27/03           high-risk corporate bonds (junk bonds)
                   AXP(R) Variable Portfolio    issued by U.S. and foreign companies and
                   - Extra Income Fund          governments.
                   will change to AXP(R)
                   Variable Portfolio -
                   High Yield  Bond Fund)

VPFIF              AXP(R) Variable Portfolio    Objective: a high level of current         IDS Life, adviser; AEFC,
                   - Federal Income Fund        income and safety of principal             subadviser.
                   (effective 6/27/03           consistent with an investment in U.S.
                   AXP(R) Variable Portfolio    government and government agency
                   - Federal Income Fund        securities. Invests primarily in debt
                   will change to AXP(R)        obligations issued or guaranteed as to
                   Variable Portfolio -         principal and interest by the U.S.
                   Short Term  U.S.             government, its agencies or
                   Government Fund)             instrumentalities.

VPGRO              AXP(R) Variable Portfolio    Objective: long-term capital growth.       IDS Life, adviser; AEFC,
                   - Growth Fund                Invests primarily in common stocks and     subadviser.
                                                securities convertible into common
                                                stocks that appear to offer growth
                                                opportunities.


        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

SUBACCOUNT         INVESTING IN                 INVESTMENT OBJECTIVES AND POLICIES         INVESTMENT ADVISER
VPMGD              AXP(R) Variable Portfolio    Objective: maximum total investment        IDS Life, adviser; AEFC,
                   - Managed Fund               return through a combination of capital    subadviser.
                                                growth and current income. Invests
                                                primarily in a combination of
                                                common and preferred stocks,
                                                convertible securities, bonds and
                                                other debt securities.

VPNDM              AXP(R) Variable Portfolio    Objective: long-term growth of capital.    IDS Life, adviser; AEFC,
                   - NEW DIMENSIONS FUND(R)     Invests primarily in common stocks         subadviser.
                                                showing potential for significant growth.

VPSCA              AXP(R) Variable Portfolio    Objective: long-term capital growth.       IDS Life, adviser; AEFC,
                   - Small Cap Advantage        Invests primarily in equity stocks of      subadviser; Kenwood Capital
                   Fund                         small companies that are often included    Management LLC, subadviser.
                                                in the Russell 2000 Index and/or
                                                have market capitalization under
                                                $2 billion.

VACAP              AIM V.I. Capital             Objective: growth of capital. Invests      A I M Advisors, Inc.
                   Appreciation Fund,           principally in common stocks of
                   Series I Shares              companies likely to benefit from new or
                                                innovative products, services or
                                                processes as well as those with
                                                above-average growth and excellent
                                                prospects for future growth. The Fund
                                                may invest up to 25% of its assets in
                                                foreign securities.

VACDV              AIM V.I. Capital             Objective: long-term growth of capital.    A I M Advisors, Inc.
                   Development Fund,            Invests primarily in securities
                   Series I Shares              (including common stocks, convertible
                                                securities and bonds) of small- and
                                                medium-sized companies. The Fund may
                                                invest up to 25% of its assets in
                                                foreign securities.

VAVAL              AIM V.I. Premier Equity      Objective: long-term growth of capital     A I M Advisors, Inc.
                   Fund, Series I Shares        with income as a secondary objective.
                                                Invests normally at least 80% of
                                                its net assets, plus the amount of
                                                any borrowings for investment
                                                purposes, in equity securities
                                                including convertible securities.
                                                The fund also may invest in
                                                preferred stocks and debt
                                                instruments that have prospects
                                                for growth of capital. The Fund
                                                may invest up to 25% of its assets
                                                in foreign securities.

VAPGR              AllianceBernstein VP         Objective: long-term growth of capital     Alliance Capital Management, L.P.
                   Premier Growth               by pursuing aggressive investment
                   Portfolio (Class B)          policies. Invests primarily in equity
                                                securities of a limited number of large,
                   (previously Alliance VP      carefully selected, high-quality U.S.
                   Premier Growth               companies that are judged likely to
                   Portfolio (Class B))         achieve superior earnings growth.

VATEC              AllianceBernstein VP         Objective: growth of capital. Current      Alliance Capital Management, L.P.
                   Technology Portfolio         income is only an incidental
                   (Class B)                    consideration. Invests primarily in
                                                securities of companies expected to
                   (previously Alliance VP      benefit from technological advances and
                   Technology Portfolio         improvements.
                   (Class B))


        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

SUBACCOUNT         INVESTING IN                 INVESTMENT OBJECTIVES AND POLICIES         INVESTMENT ADVISER
VAUGH              AllianceBernstein VP         Objective: high level of current income    Alliance Capital Management, L.P.
                   U.S. Government/High         consistent with preservation of capital.
                   Grade Securities             Invests primarily in (1) U.S. government
                   Portfolio (Class B)          securities and (2) other high-grade debt
                                                securities or, if unrated, of equivalent
                   (previously Alliance VP      quality.
                   U.S. Government/High
                   Grade Securities
                   Portfolio (Class B))

VBCAS              Baron Capital Asset          Objective: capital appreciation. Invests   BAMCO, Inc.
                   Fund - Insurance Shares      primarily in securities of small-and
                                                medium-sized companies with undervalued
                                                assets or favorable growth prospects.

VWTEG              Credit Suisse Trust -        Objective: maximum capital appreciation.   Credit Suisse Asset
                   Emerging Growth              Invests in U.S. equity securities of       Management, LLC
                   Portfolio                    emerging-growth companies with growth
                                                characteristics such as positive
                                                earnings and potential for accelerated
                                                growth.

VFGRI              Fidelity(R) VIP Growth &     Objective: seeks high total return         Fidelity Management & Research
                   Income Portfolio             through a combination of current income    Company (FMR), investment
                   Service Class                and capital appreciation. Normally         manager; FMR U.K., FMR Far
                                                invests a majority of assets in common     East, sub-investment advisers.
                                                stocks of foreign and domestic
                                                issuers with a focus on those that
                                                pay current dividends and show
                                                potential for capital
                                                appreciation. May invest in bonds,
                                                including lower-quality debt
                                                securities, as well as stocks that
                                                are not currently paying
                                                dividends, but offer prospects for
                                                future income or capital
                                                appreciation.

VFMDC              Fidelity(R) VIP Mid Cap      Objective: seeks long-term growth of       FMR, investment manager;  FMR
                   Portfolio Service Class      capital. Normally invests at least 80%     U.K., FMR Far East,
                                                of assets in securities of foreign and     sub-investment advisers.
                                                domestic companies with medium market
                                                capitalization common stocks. Invests in
                                                growth or value common stocks. May
                                                invest in companies with smaller or
                                                larger market capitalizations.

VFOVS              Fidelity(R) VIP Overseas     Strategy: seeks long-term growth of        FMR, investment manager;  FMR
                   Portfolio Service Class      capital. Normally invests primarily in     U.K., FMR Far East, Fidelity
                                                common stocks of foreign securities.       International Investment
                                                Normally invests at least 80% of assets    Advisors (FIIA) and FIIA U.K.,
                                                in non-U.S. securities.                     sub-investment advisers.

VFRES              FTVIPT Franklin Real         Objective: seeks capital appreciation,     Franklin Advisers, Inc.
                   Estate Fund - Class 2        with current income as a secondary goal.
                                                The Fund normally invests at least
                                                80% of its net assets in
                                                investments of companies operating
                                                in the real estate sector. The
                                                Fund invests primarily in equity
                                                real estate investment trusts
                                                (REITs).

VFMSS              FTVIPT Mutual Shares         Objective: seeks capital appreciation,     Franklin Mutual Advisers, LLC
                   Securities Fund - Class 2    with income as a secondary goal. The
                                                Fund normally invests mainly in U.S.
                                                equity securities that the Fund's
                                                manager believes are available at
                                                market prices less than their
                                                intrinsic value on certain
                                                recognized or objective criteria,
                                                including undervalued stocks,
                                                restructuring companies and
                                                distressed companies.

        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

SUBACCOUNT         INVESTING IN                 INVESTMENT OBJECTIVES AND POLICIES         INVESTMENT ADVISER
VILSE              FTVIPT Templeton             Objective: seeks long-term capital         Templeton Investment Counsel,
                   Foreign Securities Fund      growth. The Fund normally invests at       LLC
                   - Class 2                    least 80% of its net assets in
                                                investments, primarily equity
                                                securities, of issuers located outside
                                                the U.S.; including those in emerging
                                                markets.

VGCPG              Goldman Sachs VIT            Objective: The Goldman Sachs VIT Capital   Goldman Sachs Asset
                   Capital Growth Fund          Growth Fund seeks long-term growth of      Management, L.P.
                                                capital by investing, under normal
                                                circumstances, at least 90% of its
                                                total assets (not including
                                                securities lending collateral and
                                                any investment of that collateral)
                                                measured at the time of purchase
                                                in a diversified portfolio of
                                                equity investments that are
                                                considered by the investment
                                                adviser to have long-term capital
                                                appreciation potential.

VGCUS              Goldman Sachs VIT            Objective: The Goldman Sachs VIT CORE      Goldman Sachs Asset
                   CORE(SM) U.S. Equity Fund    U.S. Equity Fund seeks long-term growth    Management, L.P.
                                                of capital and dividend income. The Fund
                   CORE(SM) is a                invests, under normal circumstances, at
                   service mark of              least 90% of its total assets (not
                   Goldman, Sachs & Co.         including securities lending
                                                collateral and any investment of
                                                that collateral) measured at time
                                                of purchase in a broadly
                                                diversified portfolio of large-cap
                                                and blue chip equity investments
                                                representing all major sectors of
                                                the U.S. economy.

VGINE              Goldman Sachs VIT            Objective: The Goldman Sachs VIT           Goldman Sachs Asset
                   International Equity         International Equity Fund seeks            Management International
                   Fund                         long-term capital appreciation. The Fund
                                                invests, under normal
                                                circumstances, substantially all,
                                                and at least 80% of its net assets
                                                plus any borrowings for investment
                                                purposes (measured at time of
                                                purchase) in a diversified
                                                portfolio of equity investments in
                                                companies that are organized
                                                outside the United States.

VJUDE              JPMorgan U.S. Large Cap      Objective: seeks to provide a high total   J.P. Morgan Investment
                   Core Equity Portfolio        return from a portfolio of selected        Management Inc.
                                                equity securities. The portfolio invests
                   (previously JPMorgan         primarily in large and medium
                   U.S. Disciplined Equity      capitalization U.S. companies. The
                   Portfolio)                   portfolio is designed for
                                                investors who want an actively
                                                managed portfolio of selected
                                                equity securities that seeks to
                                                outperform the S&P 500(R) Index.

VLREQ              Lazard Retirement            Objective: long-term capital               Lazard Asset Management, LLC
                   Equity Portfolio             appreciation.  Invests primarily in
                                                equity securities, principally
                                                common stocks, of relatively large
                                                U.S. companies with market
                                                capitalizations in the range of
                                                the S&P 500(R) Index that the
                                                Investment Manager believes are
                                                undervalued based on their
                                                earnings, cash flow or asset
                                                values.


        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

SUBACCOUNT         INVESTING IN                 INVESTMENT OBJECTIVES AND POLICIES         INVESTMENT ADVISER
VLRIE              Lazard Retirement            Objective: long-term capital               Lazard Asset Management, LLC
                   International Equity         appreciation. Invests primarily in
                   Portfolio                    equity securities, principally common
                                                stocks, of relatively large
                                                non-U.S. companies with market
                                                capitalizations in the range of
                                                the Morgan Stanley Capital
                                                International (MSCI) Europe,
                                                Australia and Far East (EAFE(R))
                                                Index that the Investment Manager
                                                believes are undervalued based on
                                                their earnings, cash flow or asset
                                                values.

VMNDS              MFS(R) New Discovery         Objective: capital appreciation. Invests   MFS Investment Management(R)
                   Series - Initial Class       in at least 65% of its net assets in in
                                                equity securities of emerging growth
                                                companies.

VMRES              MFS(R) Research Series -     Objective: long-term growth of capital     MFS Investment Management(R)
                   Initial Class                and future income. Invests primarily in
                                                common stocks and related
                                                securities that have favorable
                                                prospects for long-term growth,
                                                attractive valuations based on
                                                current and expected earnings or
                                                cash flow, dominant or growing
                                                market share, and superior
                                                management.

VMUTS              MFS(R) Utilities Series -    Objective: capital growth and current      MFS Investment Management(R)
                   Initial Class                income. Invests primarily in equity and
                                                debt securities of domestic and foreign
                                                companies in the utilities industry.

VPGRI              Putnam VT Growth and         Objective: capital growth and current      Putnam Investment  Management, LLC
                   Income Fund -  Class IB      income. The fund pursues its goal by
                   Shares                       investing mainly in common stocks of
                                                U.S. companies with a focus on value
                                                stocks that offer the potential for
                                                capital growth, current income or both.

VPIGR              Putnam VT International      Objective: capital appreciation. The       Putnam Investment  Management, LLC
                   Equity Fund - Class IB       fund pursues its goal by investing
                   Shares  (previously          mainly in common stocks of companies
                   Putnam VT International      outside the United States.
                   Growth Fund - Class IB
                   Shares)

VPINO              Putnam VT International      Objective: long-term capital               Putnam Investment  Management, LLC
                   New Opportunities Fund -     appreciation. The fund pursues its goal
                                                Class IB Shares by investing
                                                mainly in common stocks of
                                                companies outside the United
                                                States with a focus on growth
                                                stocks.

VRMCC              Royce Micro-Cap              Objective: long-term growth of capital.    Royce & Associates, LLC
                   Portfolio                    Invests primarily in a broadly
                                                diversified portfolio of equity
                                                securities issued by micro-cap
                                                companies (companies with stock
                                                market capitalizations below $400
                                                million).

VRPRM              Royce Small-Cap              Objective: long-term growth of capital     Royce & Associates, LLC
                   Portfolio                    with current income as a secondary
                                                objective. Invests primarily in a
                                                limited number of equity
                                                securities issued by small
                                                companies with stock market
                                                capitalization below $2 billion.


        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

SUBACCOUNT         INVESTING IN                 INVESTMENT OBJECTIVES AND POLICIES         INVESTMENT ADVISER
VWISC              Wanger International         Objective: long-term growth of capital.    Liberty Wanger Asset
                   Small Cap                    Invests primarily in stocks of small and   Management, L.P.
                                                medium-size non-U.S. companies with
                                                capitalizations of less than $2 billion
                                                at time of purchase.

VWUSC              Wanger U.S. Smaller          Objective: long-term growth of capital.    Liberty Wanger Asset
                   Companies                    Invests primarily in stocks of small-      Management, L.P.
                                                and medium-size U.S. companies with
                                                capitalizations of less than $5 billion
                                                at time of purchase.

PLEASE REFER TO THE PROSPECTUSES FOR THE FUNDS FOR MORE INFORMATION. THESE PROSPECTUSES ARE AVAILABLE BY CONTACTING US AT THE ADDRESS OR PHONE NUMBER ON THE FIRST PAGE OF THIS PROSPECTUS.

A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any retail mutual fund.


The investment advisers cannot guarantee that the funds will meet their investment objectives. Please read the fund prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable life insurance policies and variable annuities. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.


Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, life insurance policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS

Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge to the extent necessary to make death benefit or other payments under the policy.

SUBSTITUTION OF INVESTMENTS


We may change the funds from which the subaccounts buy shares if the existing funds become unavailable or, in our judgment, the funds are no longer suitable for the subaccounts. If these situations occur, we have the right to substitute the funds held in the subaccounts for other registered, open-end management investment companies as long as we believe it would be in the best interest of persons having voting rights under the policies.


In the event of any such substitution or change, we may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance departments. We will notify owners within five days of any substitution or change.

VOTING RIGHTS

As a policy owner with investments in any subaccount, you may vote on important fund matters. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. We also will vote fund shares for which we have voting rights in the same proporation as those shares in that subaccount for which we receive instructions. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.

        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

THE FIXED ACCOUNT

You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts"). The fixed account is our general investment account. It includes all assets we own other than those in the variable account and other separate accounts. Subject to applicable law, we have sole discretion to decide how assets of the fixed account will be invested

Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than 4%, although we may do so at our sole discretion. Rates higher than 4% may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our revenues and expenses. We will not credit interest in excess of 4% on any portion of policy value in the fixed account against which you have a policy loan outstanding.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

PURCHASING YOUR POLICY

APPLICATION

To apply for coverage, complete an application and send it with your premium payment to our home office. In your application, you:

-  select a specified amount of insurance;

-  select a death benefit option;

-  designate a beneficiary; and

- state how premiums are to be allocated among the fixed account and/or the subaccounts.

INSURABILITY: Before issuing your policy, we require satisfactory evidence of the insurability of the person whose life you propose to insure (yourself or someone else). Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individual is insurable under our underwriting rules. We may decline your application if we determine the individual is not insurable and we will return any premium you have paid.

AGE LIMIT: We generally will not issue a policy where the proposed insured is over the insurance age of 85. We may, however, do so at our sole discretion.

RISK CLASSIFICATION: The risk classification is based on the insured's health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction and may affect the cost of certain optional insurance benefits. (See "Loads, Fees and Charges." )

OTHER CONDITIONS: In addition to proving insurability, you and the insured must also meet certain conditions, stated in the application form, before coverage will become effective and your policy will be delivered to you. The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.

INCONTESTABILITY: We will have two years from the effective date of your policy to contest the truth of statements or representations in your application. After the policy has been in force during the insured's lifetime for two years from the policy date, we cannot contest the truth of statements or representations in your application.

        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

PREMIUMS

PAYMENT OF PREMIUMS: In applying for your policy, you decide how much you intend to pay and how often you will make payments. DURING THE FIRST SEVERAL POLICY YEARS UNTIL THE POLICY VALUE IS SUFFICIENT TO COVER THE SURRENDER CHARGE, WE REQUIRE THAT YOU PAY PREMIUMS SUFFICIENT TO KEEP THE NLG IN EFFECT IN ORDER TO KEEP THE POLICY IN FORCE.

You may schedule payments annually, semiannually or quarterly. (We must approve payment at any other interval.) We show this premium schedule in your policy. You may also pay premiums by bank authorization on a monthly or quarterly basis under our current company practice. We reserve the right to change this practice.

The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction or if you have paid sufficient premiums to keep the NLG in effect.

You may also change the amount and frequency of scheduled premium payments by written request. We reserve the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.

Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the NLG remains in effect.

PREMIUM LIMITATIONS: You may make unscheduled premium payments at any time and in any amount of at least $25. We reserve the right to limit the number and amount of unscheduled premium payments. No premium payments, scheduled or unscheduled, are allowed on or after the insured's attained insurance age 100.

Also, in order to receive favorable tax treatment under the Code, premiums you pay during the life of the policy must not exceed certain limitations. To comply with the Code, we can either refuse excess premiums as you pay them or refund excess premiums with interest no later than 60 days after the end of the policy year in which they were paid.


ALLOCATION OF PREMIUMS: Until the policy date, we hold all premiums in the fixed account and we credit interest on the net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the accounts you have selected in your application. At that time, we will begin to assess the monthly deduction and other charges.


POLICY VALUE

The value of your policy is the sum of values in the fixed account and each subaccount of the variable account. We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus

-  interest credited; minus

- the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus

- any portion of the monthly deduction for the coming month that is allocated to the fixed account.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a charge, we subtract a certain number of accumulation units from your policy value.

The accumulation units are the true measure of investment value in each subaccount. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:


NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.


ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Factors that affect subaccount accumulation units: Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

-  additional net premiums allocated to the subaccounts;

-  transfers into or out of the subaccounts;

-  partial surrenders and partial surrender fees;

-  surrender charges; and/or

-  monthly deductions.

Accumulation unit values will fluctuate due to:

-  changes in underlying fund net asset value;

-  dividends distributed to the subaccounts;

-  capital gains or losses of underlying funds;

-  fund operating expenses; and/or

-  mortality and expense risk charges.

WHEN VALUATIONS OCCUR: We calculate all policy values allocated to subaccounts and all transactions under the policy on any day the New York Stock Exchange is open for regular trading (valuation date). These transaction include:

-  premium payments;

-  loan requests and repayments;

-  surrender requests; and

-  transfers.


Payments or requests we receive after 4:00 p.m. Eastern time on a valuation date will be valued as of the end of the next valuation date. Valuation dates do not occur when the New York Stock Exchange is closed as, for example, on Saturdays, Sundays and national holidays.


POLICY VALUE CREDITS

Beginning in the 11th policy year and while this policy is in force, we will periodically apply a policy value credit to your policy value.

On an annual basis, the policy value credit is an amount determined by multiplying (a) X (b) where:

   (a) is the policy value credit percentage at the time the calculation is made; and

   (b) is the policy value less indebtedness at the time the calculation is made.

Currently, the policy value credit percentage is equal, on an annual basis to 0.45%. We reserve the right to change the policy value credit percentage as well as to calculate and apply the policy value credit on a monthly, quarterly, semi-annual or annual basis. No minimum credit is guaranteed.


The policy value credit amount shall be applied to the policy value on a pro rata basis. We pay these credit amounts out of revenues from charges for policies that have been in force for more than ten years.


KEEPING THE POLICY IN FORCE

NO LAPSE GUARANTEE

The NLG provides that your policy will remain in force for five policy years even if the cash surrender value is insufficient to pay the monthly deduction. The NLG will stay in effect as long as:

-  the sum of premiums paid; minus

-  partial surrenders; minus

-  outstanding indebtedness; equals or exceeds

-  the minimum monthly premiums due since the policy date.

The minimum monthly premium is shown in the policy.


If, on a monthly date, you have not paid enough premiums to keep the NLG in effect, the NLG will terminate. In addition, your policy will lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction.


        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

GRACE PERIOD

If on a monthly date the cash surrender value of your policy is less than the amount needed to pay the next monthly deduction and the NLG is not in effect, you will have 61 days to pay the required premium amount. If you do not pay the required premium, the policy will lapse.

We will mail a notice to your last known address, requesting payment of the premium needed to keep the policy in force. If we receive this premium before the end of the 61-day grace period, we will use the payment to cover all monthly deductions and any other charges then due. We will add any balance to the policy value and allocate it in the same manner as other premium payments.

REINSTATEMENT

Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, we will require:

-  a written request;

- evidence satisfactory to American Enterprise Life that the insured remains insurable;

-  payment of the required reinstatement premium; and

-  payment or reinstatement of any indebtedness.

The reinstatement premium is the required premium to reinstate the policy.

The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. The suicide period (see "Proceeds Payable upon Death") will apply from the effective date of reinstatement (except in Georgia, Nebraska, Oklahoma, Pennsylvania, South Carolina, Tennessee, Utah and Virginia.) Surrender charges will also be reinstated.

We will have two years from the effective date of reinstatement (except in Tennessee and Virginia) to contest the truth of statements or representations in the reinstatement application.

EXCHANGE RIGHT

For two years after we issue the policy, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We automatically will credit all future premium payments to the fixed account unless you request a different allocation.

A transfer for this purpose will not count against the five-transfers-per-year limit. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.

There is no effect on the policy's death benefit, specified amount, net amount at risk, risk classification or issue age. Only the options available for allocating your policy value will be affected.


Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rates of interest, which differ from the maximum fees and charges and the minimum guaranteed rate of interest in this policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.


NOTE TO CONNECTICUT RESIDENTS: In Connecticut, during the first 18 months after the policy is issued, you have the right to exchange the policy for a policy of permanent fixed benefit life insurance we are then offering.

We will not require evidence of insurability. We will require that:

1. this policy is in force; and

2. your request is in writing; and

3. you repay any existing indebtedness.

The new policy will have the same initial death benefit, policy date and issue age as this policy. The premium for the new policy will be based on our rates in effect on its policy date for the same class of risk as under this policy.

We will inform you of the premium for the new policy and any extra sum required or allowance to be made for a cash surrender value adjustment that takes appropriate account of the values under both this policy and the new policy. If the cash surrender value of this policy exceeds the cash surrender value of the new policy, the excess will be sent to you. If the cash surrender value of this policy is less than the cash surrender value of the new policy, you will be required to send us the shortage amount for this exchange to be completed.

        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

PROCEEDS PAYABLE UPON DEATH


We will pay a benefit to the beneficiary of the policy when the insured dies.


OPTION 1 (LEVEL AMOUNT): Under the Option 1 death benefit, if death is prior to the insured's attained insurance age 100, the death benefit is the greater of:

- the specified amount minus any indebtedness on the date of the insured's death; or

- a percentage of the policy value minus any indebtedness. The percentage is designed to ensure that the policy meets the provisions of federal tax law, which require a minimum death benefit in relation to policy value for your policy to qualify as life insurance.

OPTION 2 (VARIABLE AMOUNT): Under the Option 2 death benefit, if death is prior to the insured's attained insurance age 100, the death benefit is the greater of:

-  the policy value plus the specified amount minus any indebtedness; or

- the percentage of policy value minus any indebtedness described above on the date of the insureds death, if that death occurs on a valuation date, or on the next valuation date following the date of death.

EXAMPLE                                              OPTION 1          OPTION 2
Specified amount                                    $ 100,000         $ 100,000
Policy value                                        $   5,000         $   5,000
Death benefit                                       $ 100,000         $ 105,000
Policy value increases to                           $   8,000         $   8,000
Death benefit                                       $ 100,000         $ 108,000
Policy value decreases to                           $   3,000         $   3,000
Death benefit                                       $ 100,000         $ 103,000

If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option
1. Under Option 1, the cost of insurance is lower because our net amount at risk is generally lower; for this reason the monthly deduction is less and a larger portion of your premiums and investment returns is retained in the policy value.

Under both Option 1 and Option 2, if death is on or after the insured's attained insurance age of 100, the amount payable is the cash surrender value.

CHANGE IN DEATH BENEFIT OPTION

You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.

IF YOU CHANGE FROM OPTION 1 TO OPTION 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting death benefit amount would fall below the minimum amount shown in the policy.

IF YOU CHANGE FROM OPTION 2 TO OPTION 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following policy costs:

- Monthly deduction because the cost of insurance depends upon the specified amount.

-  Minimum monthly premium.

-  Charges for certain optional insurance benefits.

The surrender charge will not be affected.

        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

CHANGES IN SPECIFIED AMOUNT


Subject to certain limitations, you may make a written request to increase or decrease the specified amount.


INCREASES: If you increase the specified amount, we may require additional evidence of insurability that is satisfactory to us. The effective date of the increase will be the monthly anniversary on or next following our approval of the increase. The increase may not be less than $25,000, and we will not permit an increase after the insured's attained insurance age 85. We will have two years from the effective date of an increase in specified amount to contest the truth of statements or representations in the application for the increase in specified amount.

An increase in the specified amount will have the following effect on policy costs:

- Your monthly deduction will increase because the cost of insurance charge depends upon the specified amount.

-  Charges for certain optional insurance benefits may increase.

-  The minimum monthly premium will increase if the NLG is in effect.

-  The surrender charge will increase.


At the time of the increase in specified amount, the cash surrender value of your policy must be sufficient to pay the monthly deduction on the next monthly date. The increased surrender charge will reduce the cash surrender value. If the remaining cash surrender value is not sufficient to cover the monthly deduction, we will require you to pay additional premiums within the 61-day grace period. If you do not, the policy will lapse unless the NLG is in effect. Because the minimum monthly premium will increase, you may also have to pay additional premiums to keep the NLG in effect.


DECREASES: After the first policy year, you may decrease your specified amount. Any decrease in specified amount will take effect on the monthly anniversary on or next following our receipt of your written request. The specified amount remaining after the decrease may not be less than $100,000. If, following a decrease in specified amount, the policy would no longer qualify as life insurance under federal tax law, the decrease may be limited to the extent necessary to meet these requirements. We reserve the right to limit any specified amount decrease, in any policy year, to no more than 25% of the specified amount in effect as of the date of your request.

A decrease in specified amount will affect your costs as follows:

- Your monthly deduction will decrease because the cost of insurance charge depends upon the specified amount.

-  Charges for certain optional insurance benefits may decrease.

-  The minimum monthly premium will decrease if the NLG is in effect.

-  The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

We will deduct decreases in the specified amount from the current specified amount in this order:

-  First from the portion due to the most recent increase;

-  Next from portions due to the next most recent increases successively; and

-  Then from the initial specified amount when the policy was issued.

This procedure may affect the cost of insurance if we have applied different risk classifications to the current specified amount. We will eliminate the risk classification applicable to the most recent increase in the specified amount first, then the risk classification applicable to the next most recent increase, and so on.

MISSTATEMENT OF AGE OR SEX

If the insured's age or sex has been misstated, the proceeds payable upon death will be:

-  the policy value on the date of death; plus

- the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

-  the amount of any outstanding indebtedness on the date of death.

SUICIDE

Suicide by the insured, whether sane or insane, within two years from the policy date is not covered by the policy. If suicide occurs, the only amount payable to the beneficiary will be the premiums paid, minus any indebtedness and partial surrenders.

In Colorado and North Dakota, the suicide period is shortened to one year. In Missouri, we must prove that the insured intended to commit suicide at the time he or she applied for coverage. If the insured commits suicide while sane or insane within two years from the effective date of an increase in specified amount, the amount payable for the additional specified amount will be limited to the monthly deductions for the additional specified amount.

        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

BENEFICIARY

Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the insured, the beneficiary will be you and your estate.

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS


You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. We may suspend or modify transfer privileges at any time with the necessary approval of the SEC.


RESTRICTIONS ON TRANSFERS

This policy is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of any fund underlying the policy. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other policy owners who allocated premium payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this policy.


We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other policy owners we may apply modifications or restrictions (including suspending the transfer privilege) in any reasonable manner to prevent transfers we believe will disadvantage other policy owners. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:


-  not accepting telephone or electronic transfer requests;

-  requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one policy owner; or

-  limiting the dollar amount that a policy owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to policy owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other policy owners. Transfers involving the fixed account are subject to the restrictions below.

FIXED ACCOUNT TRANSFER POLICIES

- You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

- If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

- If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")

MINIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

- For mail and phone transfers -- $250 or the entire subaccount balance, whichever is less.

-  For automated transfers -- $50.

From the fixed account to a subaccount:

- For mail and phone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.

-  For automated transfers -- $50.

        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS
                                       26

MAXIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

-  Entire subaccount balance.

From the fixed account to a subaccount:

-  Entire fixed account balance minus any outstanding indebtedness.

MAXIMUM NUMBER OF TRANSFERS PER YEAR

You may make twelve automated transfers per policy year. In addition, you may make transfers by mail or by phone. However, we reserve the right to limit transfers by mail or phone to five per policy year. If, in the alternative, we allow more than five transfers by mail or phone, we reserve the right to charge a fee for more than five transfers per year by mail or phone.

AUTOMATED TRANSFERS


In addition to written and phone requests, you can arrange to have policy value transferred from one account to another automatically. Your sales representative can help you set up an automated transfer.


AUTOMATED TRANSFER POLICIES

- Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

- You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

- You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.

- If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

- If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.

- If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

- The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- Automated transfers are subject to all other policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts.

- You may make twelve automated transfers per policy year. In addition, we reserve the right to limit mail and phone transfers to five per policy year and to charge a fee for more than five transfers per year by mail or phone.

        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

AUTOMATED DOLLAR-COST AVERAGING

You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.


This systematic approach can help you benefit from fluctuations in accumulation unit values, caused by fluctuations in the market values of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.


HOW DOLLAR-COST AVERAGING WORKS

                                                                                                                 NUMBER
                                                                  AMOUNT              ACCUMULATION              OF UNITS
                                           MONTH                 INVESTED              UNIT VALUE               PURCHASED
By investing an equal number
of dollars each month ...                   Jan                  $  100                 $  20                     5.00

                                            Feb                     100                    16                     6.25

you automatically buy                       Mar                     100                     9                    11.11
more units when the
per unit market price is low ...   ---->    Apr                     100                     5                    20.00

                                            May                     100                     7                    14.29

                                            Jun                     100                    10                    10.00

and fewer units                             Jul                     100                    15                     6.67
when the per unit
market price is high.              ---->    Aug                     100                    20                     5.00

                                            Sept                    100                    17                     5.88

                                            Oct                     100                    12                     8.33

You have paid an average price of only $10.81 per unit over the ten months, while the average market price actually was $13.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

You may make twelve automated transfers per policy year. In addition, we reserve the right to limit mail and phone transfers to five per policy year and to charge a fee for more than five transfers per year by mail or phone.

ASSET REBALANCING

Subject to availability, you can ask us in writing to allocate the variable subaccount portion of your policy value according to the percentages (in whole percentage amounts) that you choose. The policy value must be at least $2,000 at the time of the rebalance. Asset rebalancing does not apply to the fixed account. The period you select will start to run on the date we record your request. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semiannually, or annually. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. We rebalance by transferring policy value between subaccounts.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. There is no charge for asset rebalancing. For more information on asset rebalancing, contact your sales representative.

        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

POLICY LOANS

You may borrow against your policy by written or telephone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) Generally, we will process your loan within seven days after we receive your request (for exceptions - see "Deferral of Payments, " under "Payment of Policy Proceeds"). We will mail loan payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

MINIMUM LOAN AMOUNTS

$500 ($200 for Connecticut residents) or the remaining loan value, whichever is less.

MAXIMUM LOAN AMOUNTS

- In Texas, 100% of the fixed account value and 85% of the variable account value, minus a pro rata portion of surrender charges.

-  In Alabama, 100% of the policy value minus surrender charges.

-  In all other states, 90% of the policy value minus surrender charges.

- For phone requests, the maximum loan amount is $100,000.

The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

ALLOCATION OF LOANS TO ACCOUNTS

Unless you specify otherwise, we will take the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

REPAYMENTS

We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $25.

OVERDUE INTEREST

If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take such interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest so allocated, all of the interest will be taken from all of the accounts in proportion to their value, minus indebtedness.

EFFECT OF POLICY LOANS

A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts. The loan collateral earns interest at the minimum rate guaranteed of 4% in the fixed account. A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause the NLG to terminate.

POLICY SURRENDERS

You may take a full or a partial surrender by written or phone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests. We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions -- see "Deferral of Payments" under "Payment of Policy Proceeds.") We will mail surrender payments to you by regular mail. If you request express mail delivery or that payment be wired to your bank, we will charge a fee. For instructions, please contact your sales representative.

TOTAL SURRENDERS

If you surrender your policy, you receive its cash surrender value -- the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.") We will compute the value of each subaccount as of the end of the valuation period during which we receive your request.

        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

PARTIAL SURRENDERS

After the first policy year, you may surrender any amount from $500 up to 90% of the policy's cash surrender value. We will charge you a partial surrender charge, described under "Loads, Fees and Charges." Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccounts in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

EFFECTS OF PARTIAL SURRENDERS

- A partial surrender will reduce the policy value by the amount of the partial surrender and fee. (See "Fee Tables" and "Loads, Fees and Charges.")

- A partial surrender may terminate the NLG. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the NLG in effect.

- If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and fee. We will deduct this decrease from the current specified amount in this order:

   1. First from the specified amount provided by the most recent increase;

   2. Next from the next most recent increases successively; and

   3. Then from the initial specified amount when the policy was issued.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. We will not allow a partial surrender if it would reduce the specified amount below $100,000. (See "Decreases" under "Death Benefits.")

- If Option 2 is in effect, a partial surrender does not affect the specified amount.

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER

Provide your name, policy number, Social Security Number or Taxpayer Identification Number when you request a transfer, loan or partial surrender.

1 BY MAIL

Regular mail:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
P.O. BOX 290679
WETHERSFIELD, CT 06129-0679

Express mail:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
ATTENTION: AEL SERVICE CENTER
1290 SILAS DEANE HIGHWAY, SUITE 102
WETHERSFIELD, CT 06109

2 BY PHONE

Call between 8 a.m. and 7 p.m. Central Time:
(800) 333-3437 (toll free)
(612) 671-7700 (Minneapolis area)

TTY service for the hearing impaired:
(800) 285-8846 (toll free)

- We answer phone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

- We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and tape recording calls. As long as these procedures are followed, neither we nor our affiliates will be liable for any loss resulting from fraudulent requests.

- We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write and tell us.

        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

PAYMENT OF POLICY PROCEEDS


We will pay proceeds when:


-  you surrender the policy; or

-  the insured dies.

We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into a checking account). We will compute the amount of the death benefit and pay it in a single sum unless you select one of the payment options below. We will pay interest at a rate not less than 4% per year (8% in Arkansas, 11% in Florida) on single sum death proceeds, from the date of the insured's death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).

PAYMENT OPTIONS


During the insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. (The beneficiary may also select a payment option, unless you say that he or she cannot.) You decide how much of the proceeds will be placed under each option (minimum:
$5,000). We will transfer any such amount to our general account. You may also make a written request to change a prior choice of payment option or, if we agree, to elect a payment option other than the three listed below. Unless we agree otherwise, payments under all options must be made to a natural person.


OPTION A -- INTEREST PAYMENTS: We will pay interest on any proceeds placed under this option at a rate of 4% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. We will furnish monthly amounts for other payment periods at your request, without charge.

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 5, 10 or 15 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.

DEFERRAL OF PAYMENTS

We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

- the payments derive from a premium payment made by a check that has not cleared the banking system (we have not collected good payment);

-  the NYSE is closed (other than customary weekend and holiday closings);

- in accordance with SEC rules, trading on the NYSE is restricted or, because of an emergency, it is not practical to dispose of securities held in the subaccount or determine the value of the subaccount's net assets.

We may delay the payment of any loans or surrenders from the fixed account up to six months from the date we receive the request. If we postpone the payment of surrender proceeds more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.

FEDERAL TAXES

The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation as well as IDS Life's tax status, YOU SHOULD CONSULT A TAX ADVISOR TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of federal income tax laws as the Internal Revenue Service (IRS) currently interprets them; both the laws and their interpretation may change.

As with any financial product purchased, the decision as to who the owner and the beneficiary will be should be made by the client after consultation with his or her tax and legal advisors. These decisions may significantly affect the amount due for income tax, gift tax and estate tax and also the client's ownership rights to the policy.

The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.

        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

DIVERSIFICATION AND INVESTMENT CONTROL: The IRS has issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The U.S. Treasury and the IRS indicated they may provide additional guidance on investment control. This concerns how many subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the owner would be currently taxed on income earned within subaccount assets. We do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

AEL'S TAX STATUS

We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance contracts or in our tax status as we currently understand it.

TAXATION OF POLICY PROCEEDS

DEATH BENEFIT PROCEEDS: The death benefit paid to the beneficiary is not considered part of the beneficiary's income and therefore is not subject to federal income taxes. When the proceeds are paid on or after the youngest insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income.

DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTION A: The death benefit proceeds are not subject to income tax, but payments of interest are.

DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTIONS B AND C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary's investment in the policy and will not be taxed. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment options. All payments made after the investment in the policy is fully recovered will be subject to tax.

PRE-DEATH PROCEEDS: Part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan or assignment of policy value, or payment options may be subject to federal income tax as ordinary income. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment (explained following the table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment.


SOURCE OF PROCEEDS                                            TAXABLE PORTION OF PRE-DEATH PROCEEDS
Full surrender:                                               Amount received plus any indebtedness, minus your investment in the policy.*

Lapse:                                                        Any outstanding indebtedness minus your investment in the policy.*

Partial surrenders (modified endowment contracts):            Lesser of: The amount received or policy value minus your
                                                              investment in the policy.*

Policy loans and assignments
(modified endowment contracts):                               Lesser of: The amount of the loan/assignment or policy value minus your investment in the policy.*

Partial surrenders (not modified endowment contracts):        Generally, if the amount received is greater than your investment in the policy,* the amount in excess of your investment is taxable. However, during the first 15 policy years, a different amount may be taxable if the partial surrender results in or is necessitated by a reduction in benefits.

Policy loans and assignments
(not modified endowment contracts):                           None.**

Payment options:                                              OPTION A: Taxed as full surrender (and may be subject to
                                                              additional 10% penalty tax if modified endowment contract).
                                                              Interest taxed (and not subject to additional 10% penalty tax).

                                                              OPTIONS B AND C: Portion of each payment taxed and portion considered a return on investment in the policy* and not taxed.
                                                              Any outstanding indebtedness at the time the option is elected taxed as a partial surrender (and may be subject to additional 10%
                                                              penalty tax if modified endowment contract). Payments made after the investment in the policy* fully recovered taxed and, if a modified endowment contract, may be subject to an additional 10%
                                                              penalty tax.


----------
 * Investment in the policy is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus taxable portion of any previous policy loans.

** See "Lapse" under "Source of proceeds" above for explanation of tax treatment.

        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

MODIFIED ENDOWMENT CONTRACTS

In 1988, Congress created a new class of life insurance policies called "Modified Endowment Contracts." The IRS taxes these policies differently from conventional life insurance contracts.

Your policy is a modified endowment contract if:

-  you apply for it or materially change it on or after June 21, 1988 and

- the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.


Also, any life insurance policy you receive in exchange for a modified endowment contract is itself a modified endowment contract.

We have procedures for monitoring whether your policy may become a modified endowment contract. We calculate modified endowment contract limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.


INCREASES IN BENEFITS: We recalculate limits when an increase is a "material change." Almost any increase you request, such as an increase in specified amount, the addition of a rider benefit or an increase in an existing rider benefit, is a material change. An automatic increase under the terms of your policy, such as an increase in death benefit due to operation of the applicable percentage table described in the "Proceeds Payable upon Death" section or an increase in policy value growth under Option 2, generally is not a material change. A policy becomes a modified endowment if premiums you pay in the early years following a material change exceed the recalculated limits.


REDUCTIONS IN BENEFITS: When you reduce benefits within seven years after we issue the policy or after the most recent material change, we recalculate the limits as if the reduced level of benefits had always been in effect. In most cases, this recalculation will further restrict the amount of premiums that you can pay without exceeding modified endowment contract limits. If the premiums you have already paid exceed the recalculated limits, the policy becomes a modified endowment contract with applicable tax implications even if you do not pay any further premiums.

DISTRIBUTIONS AFFECTED: Modified endowment contract rules apply to distributions in the year the policy becomes a modified endowment contract and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment contract because the IRS presumes that you took a distribution in anticipation of that event.

SERIAL PURCHASE OF MODIFIED ENDOWMENTS: The IRS treats all modified endowment contracts issued by the same insurer (or possibly affiliated companies of the insurer) to the same owner during any calendar year as one policy for purposes of determining the amount of any loan or distribution that is taxable.

PENALTY TAX: If a policy is a modified endowment contract, the taxable portion of pre-death proceeds from a full surrender, maturity, lapse, partial surrender, policy loan or assignment of policy value or certain payment options may be subject to a 10% penalty tax unless:


-  the distribution occurs after the owner attains age 59 1/2;

- the distribution is attributable to the owner becoming disabled (within the meaning of Code Section 72(m)(7)) or

- the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.

OTHER TAX CONSIDERATIONS

INTEREST PAID ON POLICY LOANS: If you use a policy loan for personal purposes, interest paid on the loan is not tax-deductible. Other rules apply if you use the loan for trade or business or investment purposes or if a business or corporation owns the policy from which the loan is taken.

POLICY CHANGES: Changing ownership, exchanging or assigning the policy may have tax consequences, depending on the circumstances.

OTHER TAXES: Federal estate tax, state and local estate tax or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds also will depend on the circumstances.


TAX-DEFERRED RETIREMENT PLANS: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax-deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant, tax advisor and legal advisor prior to purchasing a policy in conjunction with a retirement plan, and consider, without limitation, (i) the deductibility to the employer and the inclusion in gross income to the employee of amounts used to purchase insurance in conjunction with a qualified retirement plan, (ii) the taxation of insurance proceeds upon death for insurance in conjunction with a qualified retirement plan, and (iii) the appropriateness of and limitations on the purchase of insurance in conjunction with the retirement plan.

On July 6, 1983, the Supreme Court held in NORRIS V. ARIZONA GOVERNING COMMITTEE that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with their legal advisors before purchasing the policy for any employment-related insurance or benefit program.


        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

LEGAL PROCEEDINGS

We are a party to litigation and arbitration proceedings in the ordinary course of our business, none of which is expected to have a material adverse effect on us.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. Our parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. We are a named defendant in one of the state filed lawsuits (THORESEN V. IDS LIFE INSURANCE COMPANY, ET. AL. filed in Minnesota State Court 10/13/98) and the federal lawsuit (BENACQUISTO, ET. AL. V. IDS LIFE INSURANCE COMPANY, ET. AL. filed in United States District Court - Minnesota 8/00). These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and us. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, we do not consider any lawsuits in which we are named as a defendant to have a material impact on our financial position or operating results.


POLICY ILLUSTRATIONS

The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or phone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS

RATES OF RETURN: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds. EXPENSES: The policy values illustrated reflect the deduction of the following expenses:

-  Premium expense charges;

-  Cost of insurance charges;

-  Administrative charges;

-  Mortality and expense risk charges; and

-  Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

-  Current charges in all years illustrated; and

-  Guaranteed charges in all years illustrated.


All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Tables" and "Loads, Fees and Charges." These sections describe the charges reflected in the illustrated policy values. These sections also describe the various charges that are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges, (See, "Fee Tables") would result in additional charges, which would reduce the illustrated policy values.

We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the Fee Tables. The arithmetic average of all fund operating expenses used in the following illustrations is 1.16 % of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund expenses.


        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

RISK CLASSIFICATION OF THE INSURED: The illustration assumes the insured is a male, age 30, in our preferred nonsmoker risk classification. Illustrated policy values would be lower if the assumed insured did not qualify as a preferred nonsmoker risk.

DEATH BENEFIT: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.

PREMIUMS: The illustrations assume that a premium of $1,500 is paid in full at the beginning of each policy year. Results would differ if:

- Premiums were not paid in full at the beginning of each policy year;

- Premium amounts paid were different.

LOANS AND PARTIAL SURRENDER: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.


ILLUSTRATION
----------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $200,000                        MALE -- AGE 30                                     CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                                PREFERRED NONSMOKER                                   ANNUAL PREMIUM $1,500
---------------------------------------------------------------------------------------------------------------------------------
         PREMIUM(1)
         ACCUMULATED           DEATH BENEFIT                      POLICY VALUE                      CASH SURRENDER VALUE
END OF   WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS        ASSUMING HYPOTHETICAL GROSS           ASSUMING HYPOTHETICAL GROSS
POLICY    INTEREST      ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF           ANNUAL INVESTMENT RETURN OF
YEAR        AT 5%        0%         6%           12%          0%         6%           12%          0%         6%          12%
---------------------------------------------------------------------------------------------------------------------------------
  1      $   1,575    $200,000   $200,000  $   200,000    $   1,089  $   1,166  $     1,242     $     --  $       --  $        --
  2          3,229     200,000    200,000      200,000        2,158      2,379        2,610          181         402          633
  3          4,965     200,000    200,000      200,000        3,205      3,641        4,115        1,370       1,806        2,279
  4          6,788     200,000    200,000      200,000        4,215      4,938        5,754        2,521       3,243        4,059
  5          8,703     200,000    200,000      200,000        5,206      6,287        7,558        3,653       4,733        6,005

  6         10,713     200,000    200,000      200,000        6,177      7,691        9,544        4,765       6,279        8,132
  7         12,824     200,000    200,000      200,000        7,130      9,152       11,730        5,859       7,882       10,460
  8         15,040     200,000    200,000      200,000        8,047     10,656       14,120        6,918       9,527       12,990
  9         17,367     200,000    200,000      200,000        8,936     12,210       16,740        7,948      11,222       15,751
 10         19,810     200,000    200,000      200,000        9,785     13,805       19,601        8,938      12,958       18,754

 15         33,986     200,000    200,000      200,000       13,845     23,051       39,465       13,703      22,909       39,324
 20         52,079     200,000    200,000      200,000       16,934     33,902       71,700       16,934      33,902       71,700
 25         75,170     200,000    200,000      200,000       18,504     46,218      124,363       18,504      46,218      124,363
 30        104,641     200,000    200,000      282,433       17,831     59,816      210,771       17,831      59,816      210,771
 35        142,254     200,000    200,000      428,079       13,623     74,299      350,885       13,623      74,299      350,885

 40        190,260     200,000    200,000      669,053        2,806     88,464      576,770        2,806      88,464      576,770
 45        251,528          --    200,000    1,008,726           --    100,909      942,734           --     100,909      942,734
 50        329,723          --    200,000    1,617,290           --    107,568    1,540,276           --     107,568    1,540,276
 55        429,522          --    200,000    2,616,096           --     98,764    2,491,520           --      98,764    2,491,520
 60        556,894          --    200,000    4,179,719           --     43,182    3,980,685           --      43,182    3,980,685

 65        719,457          --         --    6,588,489           --         --    6,274,752           --          --    6,274,752
 70        926,932          --         --   10,096,010           --         --    9,996,050           --          --    9,996,050



(1) This information is for comparative purposes only. There is no such option available under your policy.


THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS
                                       35

ILLUSTRATION
---------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $200,000                        MALE -- AGE 30                                     CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                                PREFERRED NONSMOKER                                   ANNUAL PREMIUM $1,500
---------------------------------------------------------------------------------------------------------------------------------
         PREMIUM(1)
         ACCUMULATED           DEATH BENEFIT                      POLICY VALUE                      CASH SURRENDER VALUE
END OF   WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS        ASSUMING HYPOTHETICAL GROSS           ASSUMING HYPOTHETICAL GROSS
POLICY    INTEREST      ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF           ANNUAL INVESTMENT RETURN OF
YEAR        AT 5%         0%        6%           12%           0%        6%         12%             0%         6%         12%
--------------------------------------------------------------------------------------------------------------------------------
  1      $   1,575    $200,000   $200,000    $ 200,000     $  1,060   $  1,135   $    1,211      $     --  $       --  $       --
  2          3,229     200,000    200,000      200,000        2,094      2,311        2,538            117        334         561
  3          4,965     200,000    200,000      200,000        3,102      3,529        3,993          1,266      1,693       2,157
  4          6,788     200,000    200,000      200,000        4,079      4,785        5,582          2,385      3,090       3,888
  5          8,703     200,000    200,000      200,000        5,020      6,074        7,314          3,467      4,521       5,761

  6         10,713     200,000    200,000      200,000        5,932      7,405        9,210          4,520      5,993       7,798
  7         12,824     200,000    200,000      200,000        6,810      8,773       11,279          5,539      7,502      10,008
  8         15,040     200,000    200,000      200,000        7,648     10,174       13,535          6,519      9,045      12,405
  9         17,367     200,000    200,000      200,000        8,443     11,605       15,991          7,454     10,617      15,002
 10         19,810     200,000    200,000      200,000        9,200     13,072       18,673          8,353     12,225      17,826

 15         33,986     200,000    200,000      200,000       12,270     20,828       36,205         12,129     20,687      36,064
 20         52,079     200,000    200,000      200,000       13,924     29,124       63,516         13,924     29,124      63,516
 25         75,170     200,000    200,000      200,000       13,509     37,409      106,690         13,509     37,409     106,690
 30        104,641     200,000    200,000      236,218        9,644     44,399      176,282          9,644     44,399     176,282
 35        142,254          --    200,000      349,371           --     47,768      286,370             --     47,768     286,370

 40        190,260          --    200,000      531,323           --     42,477      458,037             --     42,477     458,037
 45        251,528          --    200,000      778,412           --     16,731      727,487             --     16,731     727,487
 50        329,723          --         --    1,214,309           --         --    1,156,485             --         --   1,156,485
 55        429,522          --         --    1,903,371           --         --    1,812,735             --         --   1,812,735
 60        556,894          --         --    2,926,461           --         --    2,787,106             --         --   2,787,106

 65        719,457          --         --    4,388,030           --         --    4,179,076             --         --   4,179,076
 70        926,932          --         --    6,292,391           --         --    6,230,090             --         --   6,230,090



(1) This information is for comparative purposes only. There is no such option available under your policy.


THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR POLICY.

ACCUMULATION UNIT: An accounting unit used to calculate the policy value of the subaccounts prior to the insured's death.

ATTAINED INSURANCE AGE: The insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

CASH SURRENDER VALUE: Proceeds received if you surrender the policy in full, or the amount payable if the insured's death occurs on or after the insured has attained insurance age 100. The cash surrender value equals the policy value minus indebtedness and any applicable surrender charges.


CLOSE OF BUSINESS: Closing time of the New York Stock Exchange, normally 4 p.m., Eastern time.


CODE: The Internal Revenue Code of 1986, as amended.

FIXED ACCOUNT: The general investment account of American Enterprise Life. The fixed account is made up of all of American Enterprise Life's assets other than those held in any separate account.

FIXED ACCOUNT VALUE: The portion of the policy value that you allocate to the fixed account, including indebtedness.

FUNDS: Mutual funds or portfolios, each with a different investment objective. (See "The Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.

AMERICAN ENTERPRISE LIFE: In this prospectus, "we," "us," "our" and "American Enterprise Life" refer to American Enterprise Life Insurance Company.

INDEBTEDNESS: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

INSURANCE AGE: The insured's age, based upon his or her last birthday on the policy date.

INSURED: The person whose life is insured by the policy.

LAPSE: The policy ends without value and no death benefit will be paid.

MINIMUM MONTHLY PREMIUM: The premium required to keep the NLG in effect. We show the minimum monthly premium in your policy.

MONTHLY DATE: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

NET AMOUNT AT RISK: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

NET PREMIUM: The premium paid minus the premium expense charge.

NO LAPSE GUARANTEE (NLG): A feature of the policy guaranteeing that the policy will not lapse before the five policy years. The guarantee is in effect if you meet certain premium payment requirements.


OWNER: The entities to which, or individuals to whom, we issue the policy or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.


POLICY ANNIVERSARY: The same day and month as the policy date each year the policy remains in force.

POLICY DATE: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

POLICY VALUE: The sum of the fixed account value plus the variable account value.

PROCEEDS: The amount payable under the policy as follows:

- Upon death of the insured prior to the date the insured has attained insurance age 100, proceeds will be the death benefit in effect as of the date of the insured has death, minus any indebtedness.

- Upon the death of the insured on or after the insured has attained insurance age 100, proceeds will be the cash surrender value.

-    On surrender of the policy, the proceeds will be the cash surrender value.

PRO RATA BASIS: Allocation to the fixed account and each of the subaccounts. It is proportionate to the value (minus any indebtedness in the fixed account) that each bears to the policy value, minus indebtedness.

RISK CLASSIFICATION: A group of insureds that American Enterprise Life expects will have similar mortality experience.

SCHEDULED PREMIUM: A premium you select at the time of application, of a level amount, at a fixed interval of time.

SPECIFIED AMOUNT: An amount we use to determine the death benefit and the proceeds payable upon death of the insured prior to the insured's attained insurance age 100. We show the initial specified amount in your policy.

         AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE-- PROSPECTUS

SUBACCOUNT(S): One or more of the investment divisions of the variable account, each of which invests in a particular fund.

SURRENDER CHARGE: A charge we assess against the policy value at the time of surrender, or if the policy lapses, during the first 15 years of the policy and for 15 years after an increase in coverage.

VALUATION DATE: A normal business day, Monday through Friday, on which the New York Stock Exchange is open. We set the value of each subaccount at the close of business on each valuation date.

VALUATION PERIOD: The interval commencing at the close of business on each valuation date and ending at the close of business on the next valuation date.

VARIABLE ACCOUNT: American Enterprise Variable Life Account consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.

VARIABLE ACCOUNT VALUE: The sum of the values that you allocate to the subaccounts of the variable account.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the Statement of Additional Information (SAI).

         AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE-- PROSPECTUS

Additional information about American Enterprise Variable Life Account (Registrant) is included in SAI. The SAI and personal illustrations of death benefits, cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration, or for other inquiries about the policies, contact your sales representative or American Enterprise Life Insurance Company at the phone and address listed below. The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
Telephone: (800) 333-3437
Web site address: americanexpress.com

You may review and copy information about the Registrant, including the SAI, at the SEC's Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfor@sec.gov, or by writing to the Public Reference Section of the SEC, 450 Fifth Street, N.W., Washington, D.C. 20549-0102.

Investment Company Act File #811-09515


[AMERICAN EXPRESS(R) LOGO]


AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 333-3437


                                                                 S-6482 F (5/03)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                                AMERICAN EXPRESS

                      SIGNATURE VARIABLE UNIVERSAL LIFE(R)

                                   MAY 1, 2003

AN INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

ISSUED BY:  AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
            829 AXP Financial Center
            Minneapolis, MN 55474
            Phone: (800) 333-3437
            Web site address: americanexpress.com

            AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT

American Enterprise Variable Life Account is a separate account established and maintained by American Enterprise Life Insurance Company (AEL).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and phone number above.

TABLE OF CONTENTS

INFORMATION ABOUT AEL                                                        3
    Ownership                                                                3
    State Regulation                                                         3
    Reports                                                                  3
    Rating Agencies                                                          3
PRINCIPAL UNDERWRITER                                                        4
DISTRIBUTION OF THE POLICY                                                   4
THE VARIABLE ACCOUNT                                                         4
ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES                   4
    Additional Information on Payment Options                                4
PERFORMANCE INFORMATION                                                      6
    Average Annual Total Return                                              6
    Rates of Return of the Funds                                             6
    Rates of Return of the Subaccounts                                       8
    Annualized Yield for a Subaccount Investing in a Money Market Fund       12
    Annualized Yield for a Subaccount Investing in an Income Fund            12
INDEPENDENT AUDITORS                                                         13

FINANCIAL INFORMATION


                  AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT --
         AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE INSURANCE(R)

INFORMATION ABOUT AEL

We are a stock life insurance company organized under the laws of the State of Indiana in 1981. Our address is 829 AXP Financial Center, Minneapolis, MN 55474. Our statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204.


We conduct a conventional life insurance business in all states except New York. Our affiliate, IDS Life Insurance Company (IDS Life) has been in the variable annuity business since 1968 and have sold a number of different variable annuity contracts and variable life insurance policies utilizing other separate accounts, unit investment trusts and mutual funds.


OWNERSHIP

We issue the life insurance policies. We are a wholly owned subsidiary of IDS Life, which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC, a Delaware corporation, is a wholly-owned subsidiary of American Express Company.

The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.


Besides managing investments for all funds in the American Express(R) Funds, AEFC also manages investments for itself and its subsidiaries, American Express Certificate Company and IDS Life. Total assets under management as of the most recent fiscal year were more than $198 billion.


STATE REGULATION


We are subject to the laws of Indiana governing insurance companies and to regulation by the Indiana Department of Insurance. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we operate. We file an annual statement in a prescribed form with Indiana's Department of Insurance and in each state in which we do business. Our books and accounts are subject to review by the Indiana Department of Insurance at all times and a full examination of our operations is conducted periodically.


REPORTS

At least once a year we will mail to you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.

RATING AGENCIES


We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency rating given to us refer to the American Express Web site at americanexpress.com/advisors or contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:


A.M. Best                                                         www.ambest.com
Fitch                                                       www.fitchratings.com
Moody's                                                 www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.


Fitch -- Rates insurance companies for their claims-paying ability.


Moody's -- Rates insurance companies for their financial strength.

                  AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT --
         AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE INSURANCE(R)

PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter of the policy, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission (SEC) under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). AEFA is a wholly-owned subsidiary of AEFC, which is a wholly-owned subsidiary of American Express Company. Our sales representatives are licensed insurance and annuity agents and are registered with the NASD as representatives of AEFA.

AEFA currently pays underwriting commissions for its role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid in its role as principal underwriter has been:
2002: $1,983,108; 2001: $3,177,060; and 2000: $1,656,378. AEFA retains no underwriting commission from the sale of the policy.


DISTRIBUTION OF THE POLICY

Broker-dealers who have entered into distribution agreements with AEFA and us will distribute the life insurance policies. We pay commissions for sales of policies to insurance agencies or broker-dealers that are also insurance agencies. These commissions will be up to 95% of the initial target premium (annualized), plus up to 2% of all premiums in excess of the target premium. Each year, starting in year two, we pay a service fee of 0.25% of the policy value, net of indebtedness. In addition, we may pay certain sellers additional compensation for selling and distribution activities under certain circumstances. From time to time, we will pay or permit other promotional incentives, in cash or credit or other compensation.

THE VARIABLE ACCOUNT

We established the variable account on July 15, 1987 under Indiana law. It is registered as a single unit investment trust under the Investment Company Act of 1940. This registration does not involve any SEC supervision of the variable account's management or investment practices or policies.

The variable account meets the definition of a separate account under federal securities laws. Other variable life insurance policies that are not described in this prospectus also invest in subaccounts of the variable account.

ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES

ADDITIONAL INFORMATION ON PAYMENT OPTIONS

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                                  PAYMENT PERIOD                           MONTHLY PAYMENT PER $1,000
                                      (YEARS)                                 PLACED UNDER OPTION B
                                        10                                           $9.61
                                        15                                            6.87
                                        20                                            5.51
                                        25                                            4.71
                                        30                                            4.18

We will furnish monthly amounts for other payment periods at your request, without charge.

                  AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT --
         AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE INSURANCE(R)

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 5, 10 or 15 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.

The amount of each monthly payment per $1,000 placed under this option will be at least the amounts shown in the following table. We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

                                                LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
-----------------------------------------------------------------------------------------------------------
ADJUSTED    SETTLEMENT BEGINNING               5 YEARS                10 YEARS               15 YEARS
AGE PAYEE          IN YEAR                 MALE       FEMALE       MALE      FEMALE       MALE       FEMALE
65                  2005                   $5.26       $4.66      $5.15       $4.62       $4.95      $4.53
                    2010                    5.17        4.60       5.07        4.55        4.89       4.48
                    2015                    5.09        4.53       4.99        4.49        4.83       4.42
                    2020                    5.01        4.47       4.92        4.44        4.77       4.38
                    2025                    4.94        4.42       4.86        4.39        4.72       4.33
                    2030                    4.87        4.37       4.79        4.34        4.67       4.29
70                  2005                    6.12        5.35       5.87        5.24        5.48       5.05
                    2010                    6.01        5.26       5.77        5.16        5.41       4.99
                    2015                    5.89        5.17       5.68        5.08        5.35       4.93
                    2020                    5.79        5.09       5.59        5.01        5.29       4.87
                    2025                    5.69        5.01       5.51        4.94        5.23       4.82
                    2030                    5.59        4.94       5.43        4.88        5.17       4.76
75                  2005                    7.27        6.33       6.72        6.07        6.00       5.65
                    2010                    7.11        6.20       6.61        5.97        5.94       5.59
                    2015                    6.96        6.08       6.50        5.87        5.88       5.52
                    2020                    6.82        5.97       6.40        5.78        5.83       5.46
                    2025                    6.68        5.86       6.30        5.69        5.77       5.40
                    2030                    6.55        5.76       6.21        5.60        5.72       5.34

                  AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT --
         AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE INSURANCE(R)

PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the SEC. An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the policy over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                            P(1 + T)(TO THE POWER OF n) = ERV

where:         P =  a hypothetical initial payment of $1,000.00
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000.00 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

RATES OF RETURN OF THE FUNDS


In the following table are average annual rates of return based on the actual investment performance of the funds after deduction of applicable fund operating expenses (including the management fees, 12b-1 fees and other expenses) for the period indicated assuming reinvestment of dividends and capital gains. These rates do not reflect charges that apply to the subaccounts or the policy and therefore do not illustrate how actual investment performance will affect policy benefits. If these charges were reflected, the illustrated rates of return would have been significantly lower. Past performance does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURN FOR PERIOD ENDING DEC. 31, 2002

                                                                                                                 10 YEARS OR SINCE
FUND                                                                      1 YEAR        3 YEARS        5 YEARS     COMMENCEMENT
AXP(R) VARIABLE PORTFOLIO -
      Blue Chip Advantage Fund (9/99)(1)                                   (22.66%)      (16.69%)           --%        (12.00%)
      Bond Fund (10/81)(1)                                                   5.53          6.20           4.34           6.83
      Capital Resource Fund (10/81)(1)                                     (22.03)       (19.23)         (4.14)          3.77
      Cash Management Fund (10/81)(1)                                        1.14          3.55           4.10           4.26
      Diversified Equity Income Fund (9/99)(1)                             (19.03)        (6.38)            --          (4.49)
      Extra Income Fund (5/96)(1)                                           (6.58)        (3.85)         (2.02)          1.19
      Federal Income Fund (9/99)(1)                                          5.83          6.85             --           6.37
      Growth Fund (9/99)(1)                                                (26.10)       (25.60)            --         (19.21)
      Managed Fund (4/86)(1)                                               (12.92)        (8.72)          0.23           6.47
      NEW DIMENSIONS FUND(R) (5/96)(1)                                     (21.89)       (16.05)          0.09           5.12
      Small Cap Advantage Fund (9/99)(1)                                   (17.06)        (6.88)            --          (2.65)
AIM V.I.
      Capital Appreciation Fund, Series I Shares (5/93)(1)                 (24.35)       (19.74)         (2.26)          7.32
      Capital Development Fund, Series I Shares (5/98)(1)                  (21.36)        (7.57)            --          (1.25)
      Premier Equity Fund, Series I Shares (5/93)(1)                       (30.26)       (19.56)         (2.19)          7.84
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
      AllianceBernstein Premier Growth Portfolio, Class B (6/92)(1),(2)    (30.84)       (21.95)            --             --
      AllianceBernstein Technology Portfolio, Class B (1/96)(1),(3)        (41.81)       (30.22)            --             --
      AllianceBernstein U.S. Government/High Grade Securities Portfolio,
        Class B (9/92)(1),(4)                                                7.79          8.90             --             --
BARON CAPITAL FUNDS TRUST
      Capital Asset Fund - Insurance Shares (10/98)(1)                     (14.20)        (2.10)            --          13.10
CREDIT SUISSE TRUST
      Emerging Growth Portfolio (9/99)(1)                                  (29.30)       (16.51)            --          (7.69)



                  AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT --
         AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE INSURANCE(R)

                                                                                                                 10 YEARS OR SINCE
FUND                                                                      1 YEAR        3 YEARS        5 YEARS      COMMENCEMENT
FIDELITY(R) VIP
      Growth & Income Portfolio Service Class (12/96)(1),(5)               (16.69%)       (9.90%)         0.61%          4.84%
      Mid Cap Portfolio Service Class (12/98)(1),(5)                        (9.90)         5.15             --          15.55
      Overseas Portfolio Service Class (1/87)(1),(5)                       (20.34)       (20.27)         (4.04)          4.21
FTVIPT
      Franklin Real Estate Fund - Class 2 (1/89)(1),(6)                      2.07         13.16           2.45           9.62
      Mutual Shares Securities Fund - Class 2 (11/96)(1),(6)               (11.81)         2.25           3.98           6.60
      Templeton Foreign Securities Fund - Class 2 (5/92)(1),(7)            (18.56)       (12.59)         (2.13)          6.63
GOLDMAN SACHS VIT
      Capital Growth Fund (4/98)(1)                                        (24.33)       (15.85)            --          (3.20)
      CORE(SM) U.S. Equity Fund (2/98)(1)                                  (21.89)       (14.64)            --          (2.44)
      International Equity Fund (1/98)(1)                                  (18.34)       (18.00)            --          (2.71)
JPMORGAN
      U.S. Large Cap Core Equity Portfolio (1/95)(1)                       (24.62)       (16.08)         (2.88)          7.53
      (previously JPMorgan U.S. Disciplined Equity Portfolio)
LAZARD RETIREMENT SERIES
      Equity Portfolio (3/98)(1)                                           (16.25)        (8.17)           N/A          (1.53)
      International Equity Portfolio (9/98)(1)                             (10.71)       (15.05)           N/A          (4.06)
MFS(R)
      New Discovery Series - Initial Class (5/98)(1)                       (31.80)       (14.14)            --           2.49
      Research Series - Initial Class (7/95)(1)                            (24.54)       (17.31)         (2.85)          4.72
      Utilities Series - Initial Class (1/95)(1)                           (22.76)       (14.42)         (0.65)          9.22
PUTNAM VARIABLE TRUST
      Putnam VT Growth and Income Fund - Class IB Shares (2/88)(1),(8)     (18.99)           --          (0.87)          8.47
      Putnam VT International Equity Fund - Class IB Shares (1/97)(1),(8)  (17.75)           --           2.28           4.45
      (previously Putnam VT International Growth Fund - Class IB Shares)
      Putnam VT International New Opportunities Fund -
        Class IB Shares (1/97)(1),(8)                                      (13.63)           --          (2.42)         (2.07)
ROYCE CAPITAL FUND
      Micro-Cap Portfolio (12/96)(1)                                       (12.78)        10.24          12.31          13.75
      Small Cap Portfolio (12/96)(1)                                       (13.81)        11.61          10.38          11.63
WANGER
      International Small Cap (5/95)(1)                                    (13.83)       (21.19)          5.21          11.19
      U.S. Smaller Companies (5/95)(1)                                     (16.81)        (5.23)          2.95          12.96

(1) (Commencement date of the fund.)

(2) Because Class B shares were not offered until Jan. 14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan. 14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(3) Because Class B shares were not offered until Sept. 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(4) Because Class B shares were not offered until June 2, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 2, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(5) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(6) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(7) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(8) Performance information for Class IB shares for periods prior to April 6, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(9) Performance information for Class IB shares for periods prior to April 30, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.


                  AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT --
         AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE INSURANCE(R)

RATES OF RETURN OF THE SUBACCOUNTS

This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began in investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

Average annual rates of return in the following tables reflect all fund operating expenses and the mortality and expense risk charge. In the first table, the rates of return also reflect the 3% premium expense charge. In the second table the rates of return do not reflect the 3% premium expense charge. In both tables the rates of return do not reflect the surrender charge or monthly deduction. If these charges were reflected, the illustrated rates of return would have been lower.

AVERAGE ANNUAL TOTAL RETURN REFLECTING THE 3% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2002


                                                                           PERFORMANCE SINCE
                                                                    COMMENCEMENT OF THE SUBACCOUNT
                                                                                         SINCE
SUBACCOUNT  INVESTING IN:                                               1 YEAR        COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
VPBCA         Blue Chip Advantage Fund (1/00; 9/99)(1)                    (25.66%)       (17.63%)
VPBND         Bond Fund (1/00; 10/81)(1)                                    1.45           4.71
VPCPR         Capital Resource Fund (1/00; 10/81)(1)                      (25.05)        (20.21)
VPCMG         Cash Management Fund (1/00; 10/81)(1)                        (2.75)          1.46
VPDEI         Diversified Equity Income Fund (1/00; 9/99)(1)              (22.17)         (7.45)
VPEXI         Extra Income Fund (1/00; 5/96)(1)                           (10.13)         (5.45)
VPFIF         Federal Income Fund (1/00; 9/99)(1)                           1.73           4.99
VPGRO         Growth Fund (1/00; 9/99)(1)                                 (28.96)        (26.68)
VPMGD         Managed Fund (1/00; 4/86)(1)                                (16.29)         (9.89)
VPNDM         NEW DIMENSIONS FUND(R)(1/00; 5/96)(1)                       (24.92)        (17.05)
VPSCA         Small Cap Advantage Fund (1/00; 9/99)(1)                    (20.27)         (7.50)
            AIM V.I
VACAP         Capital Appreciation Fund,
              Series I Shares (1/00; 5/93)(1)                             (27.28)        (20.18)
VACDV         Capital Development Fund,
              Series I Shares (1/00; 5/98)(1)                             (24.40)         (8.00)
VAVAL         Premier Equity Fund, Series I Shares (1/00; 5/93)(1)        (32.96)        (20.22)
            ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
VAPGR         AllianceBernstein Premier
              Growth Portfolio (Class B) (1/00; 6/92)(1),(2)              (33.52)        (22.54)
VATEC         AllianceBernstein Technology Portfolio
              (Class B) (1/00; 1/96)(1),(3)                               (44.06)        (30.58)
VAUGH         AllianceBernstein U.S. Government/High Grade
              Securities Portfolio (Class B) (1/00; 9/92)(1),(4)            3.38           6.99
            BARON CAPITAL FUNDS TRUST
VBCAS         Capital Asset Fund -
              Insurance Shares (1/00; 10/98)(1)                           (17.52)         (2.62)
            CREDIT SUISSE TRUST
VWTEG         Emerging Growth Portfolio (1/00; 9/99)(1)                   (32.04)        (17.52)
            FIDELITY(R) VIP
VFGRI         Growth & Income Portfolio
              Service Class (1/00; 12/96)(1),(5)                          (19.92)        (11.19)
VFMDC         Mid Cap Portfolio Service Class (1/00; 12/98)(1),(5)        (13.38)          4.18
VFOVS         Overseas Portfolio Service Class (1/00; 1/87)(1),(5)        (23.42)        (20.75)

                                                                                       PERFORMANCE SINCE
                                                                                   COMMENCEMENT OF THE FUND
                                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                1 YEAR         5 YEARS    10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
VPBCA         Blue Chip Advantage Fund (1/00; 9/99)(1)                    (25.66%)           --%        --%    (13.60%)
VPBND         Bond Fund (1/00; 10/81)(1)                                    1.45           2.85       5.71       8.92
VPCPR         Capital Resource Fund (1/00; 10/81)(1)                      (25.05)         (5.58)      2.55       9.09
VPCMG         Cash Management Fund (1/00; 10/81)(1)                        (2.75)          2.48       2.96       5.01
VPDEI         Diversified Equity Income Fund (1/00; 9/99)(1)              (22.17)            --         --      (6.23)
VPEXI         Extra Income Fund (1/00; 5/96)(1)                           (10.13)         (3.55)        --      (0.21)
VPFIF         Federal Income Fund (1/00; 9/99)(1)                           1.73             --         --       4.39
VPGRO         Growth Fund (1/00; 9/99)(1)                                 (28.96)            --         --     (20.58)
VPMGD         Managed Fund (1/00; 4/86)(1)                                (16.29)         (1.27)      5.22       7.42
VPNDM         NEW DIMENSIONS FUND(R)(1/00; 5/96)(1)                       (24.92)         (1.41)        --       3.69
VPSCA         Small Cap Advantage Fund (1/00; 9/99)(1)                    (20.27)            --         --      (4.41)
            AIM V.I.
VACAP         Capital Appreciation Fund,
              Series I Shares (1/00; 5/93)(1)                             (27.28)         (3.72)        --       6.03
VACDV         Capital Development Fund,
              Series I Shares (1/00; 5/98)(1)                             (24.40)            --         --      (2.78)
VAVAL         Premier Equity Fund, Series I Shares (1/00; 5/93)(1)        (32.96)         (3.67)        --       6.54
            ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
VAPGR         AllianceBernstein Premier
              Growth Portfolio (Class B) (1/00; 6/92)(1),(2)              (33.52)         (2.92)      7.92       8.81
VATEC         AllianceBernstein Technology Portfolio
              (Class B) (1/00; 1/96)(1),(3)                               (44.06)         (1.94)        --       0.66
VAUGH         AllianceBernstein U.S. Government/High Grade
              Securities Portfolio (Class B) (1/00; 9/92)(1),(4)            3.38           4.62       5.26       4.97
            BARON CAPITAL FUNDS TRUST
VBCAS         Capital Asset Fund -
              Insurance Shares (1/00; 10/98)(1)                           (17.52)            --         --      11.33
            CREDIT SUISSE TRUST
VWTEG         Emerging Growth Portfolio (1/00; 9/99)(1)                   (32.04)            --         --      (9.36)
            FIDELITY(R) VIP
VFGRI         Growth & Income Portfolio
              Service Class (1/00; 12/96)(1),(5)                          (19.92)         (1.12)        --       3.18
VFMDC         Mid Cap Portfolio Service Class (1/00; 12/98)(1),(5)        (13.38)            --         --      13.66
VFOVS         Overseas Portfolio Service Class (1/00; 1/87)(1),(5)        (23.42)         (5.48)      3.39       3.01


                  AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT --
         AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE INSURANCE(R)

AVERAGE ANNUAL TOTAL RETURN REFLECTING THE 3% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2002 (CONTINUED)


                                                                            PERFORMANCE SINCE
                                                                      COMMENCEMENT OF THE SUBACCOUNT
                                                                                         SINCE
SUBACCOUNT  INVESTING IN:                                                1 YEAR       COMMENCEMENT
            FTVIPT
VFRES         Franklin Real Estate Fund - Class 2 (1/00; 1/89)(1),(6)      (1.88%)        10.20%
VFMSS         Mutual Shares Securities Fund -
              Class 2 (1/00; 11/96)(1),(6)                                (15.22)          0.82
VILSE         Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(1),(7)                                 (19.29)        (19.88)
            GOLDMAN SACHS VIT
VGCPG         Capital Growth Fund (1/00; 4/98)(1)                         (27.26)        (17.03)
VGCUS         CORE(SM) U.S. Equity Fund (1/00; 2/98)(1)                   (24.92)        (15.66)
VGINE         International Equity Fund (1/00; 1/98)(1)                   (21.50)        (18.99)
            JPMORGAN
VJUDE         U.S. Large Cap Core Equity Portfolio (1/00; 1/95)(1)        (27.54)        (17.01)
              (previously JPMorgan U.S. Disciplined Equity Portfolio)
            LAZARD RETIREMENT SERIES
VLREQ         Equity Portfolio (1/00; 3/98)(1)                            (19.49)        (10.14)
VLRIE         International Equity Portfolio (1/00; 9/98)(1)              (14.16)        (16.01)
            MFS(R)
VMNDS         New Discovery Series - Initial Class (1/00; 5/98)(1)        (34.28)        (14.61)
VMRES         Research Series - Initial Class (1/00; 7/95)(1)             (27.46)        (17.90)
VMUTS         Utilities Series - Initial Class (1/00; 1/95)(1)            (25.75)        (15.82)
            PUTNAM VARIABLE TRUST
VPGRI         Putnam VT Growth and Income Fund -
              Class IB Shares (1/00; 2/88)(1),(8)                         (22.12)         (7.97)
VPIGR         Putnam VT International Equity Fund -
              Class IB Shares (1/00; 1/97)(1),(9)                         (20.86)        (16.72)
              (previously Putnam VT International Growth Fund -
                Class IB Shares)
VPINO         Putnam VT International New Opportunities
              Fund - Class IB Shares (1/00; 1/97)(1),(9)                  (16.98)        (27.94)
            ROYCE CAPITAL FUND
VRMCC         Micro-Cap Portfolio (1/00; 12/96)(1)                        (16.25)          8.49
VRPRM         Small-Cap Portfolio (1/00; 12/96)(1)                        (17.15)          9.32
            WANGER
VWISC         International Small Cap (1/00; 5/95)(1)                     (17.16)        (22.51)
VWUSC         U.S. Smaller Companies (1/00; 5/95)(1)                      (20.03)         (6.81)

                                                                                       PERFORMANCE SINCE
                                                                                   COMMENCEMENT OF THE FUND
                                                                                                               SINCE
SUBACCOUNT  INVESTING IN:                                                 1 YEAR        5 YEARS   10 YEARS  COMMENCEMENT
            FTVIPT
VFRES         Franklin Real Estate Fund - Class 2 (1/00; 1/89)(1),(6)      (1.88%)         0.91%      8.73%      8.40%
VFMSS         Mutual Shares Securities Fund -
              Class 2 (1/00; 11/96)(1),(6)                                (15.22)          2.42         --       5.12
VILSE         Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(1),(7)                                 (19.29)         (3.01)      6.80       5.68
            GOLDMAN SACHS VIT
VGCPG         Capital Growth Fund (1/00; 4/98)(1)                         (27.26)            --         --      (4.70)
VGCUS         CORE(SM) U.S. Equity Fund (1/00; 2/98)(1)                   (24.92)            --         --      (3.93)
VGINE         International Equity Fund (1/00; 1/98)(1)                   (21.50)            --         --      (4.17)
            JPMORGAN
VJUDE         U.S. Large Cap Core Equity Portfolio (1/00; 1/95)(1)        (27.54)         (4.41)        --       6.04
              (previously JPMorgan U.S. Disciplined Equity Portfolio)
            LAZARD RETIREMENT SERIES
VLREQ         Equity Portfolio (1/00; 3/98)(1)                            (19.49)            --         --      (3.07)
VLRIE         International Equity Portfolio (1/00; 9/98)(1)              (14.16)            --         --      (5.58)
            MFS(R)
VMNDS         New Discovery Series - Initial Class (1/00; 5/98)(1)        (34.28)            --         --       1.03
VMRES         Research Series - Initial Class (1/00; 7/95)(1)             (27.46)         (4.30)        --       3.36
VMUTS         Utilities Series - Initial Class (1/00; 1/95)(1)            (25.75)         (2.13)        --       7.84
            PUTNAM VARIABLE TRUST
VPGRI         Putnam VT Growth and Income Fund -
              Class IB Shares (1/00; 2/88)(1),(8)                         (22.12)         (2.35)      7.17       9.13
VPIGR         Putnam VT International Equity Fund -
              Class IB Shares (1/00; 1/97)(1),(9)                         (20.86)          0.79         --       3.03
              (previously Putnam VT International Growth Fund -
                Class IB Shares)
VPINO         Putnam VT International New Opportunities
              Fund - Class IB Shares (1/00; 1/97)(1),(9)                  (16.98)         (3.87)        --      (3.43)
            ROYCE CAPITAL FUND
VRMCC         Micro-Cap Portfolio (1/00; 12/96)(1)                        (16.25)         10.61         --      12.12
VRPRM         Small-Cap Portfolio (1/00; 12/96)(1)                        (17.15)          8.71         --       9.88
            WANGER
VWISC         International Small Cap (1/00; 5/95)(1)                     (17.16)          3.65         --       9.78
VWUSC         U.S. Smaller Companies (1/00; 5/95)(1)                      (20.03)          1.39         --      11.50


See accompanying notes to the performance information.

                  AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT --
         AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE INSURANCE(R)

AVERAGE ANNUAL TOTAL RETURN WITHOUT REFLECTING THE 3% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2002


                                                                          PERFORMANCE SINCE
                                                                    COMMENCEMENT OF THE SUBACCOUNT
                                                                                         SINCE
SUBACCOUNT  INVESTING IN:                                                1 YEAR       COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
VPBCA         Blue Chip Advantage Fund (1/00; 9/99)(1)                    (23.36%)       (16.78%)
VPBND         Bond Fund (1/00; 10/81)(1)                                    4.59           5.79
VPCPR         Capital Resource Fund (1/00; 10/81)(1)                      (22.73)        (19.39)
VPCMG         Cash Management Fund (1/00; 10/81)(1)                         0.26           2.50
VPDEI         Diversified Equity Income Fund (1/00; 9/99)(1)              (19.76)         (6.50)
VPEXI         Extra Income Fund (1/00; 5/96)(1)                            (7.35)         (4.47)
VPFIF         Federal Income Fund (1/00; 9/99)(1)                           4.88           6.07
VPGRO         Growth Fund (1/00; 9/99)(1)                                 (26.76)        (25.92)
VPMGD         Managed Fund (1/00; 4/86)(1)                                (13.70)         (8.96)
VPNDM         NEW DIMENSIONS FUND(R)(1/00; 5/96)(1)                       (22.59)        (16.20)
VPSCA         Small Cap Advantage Fund (1/00; 9/99)(1)                    (17.80)         (6.54)
            AIM V.I.
VACAP         Capital Appreciation Fund,
              Series I Shares (1/00; 5/93)(1)                             (25.03)        (19.35)
VACDV         Capital Development Fund,
              Series I Shares (1/00; 5/98)(1)                             (22.06)         (7.05)
VAVAL         Premier Equity Fund, Series I Shares (1/00; 5/93)(1)        (30.89)        (19.40)
            ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
VAPGR         AllianceBernstein Premier Growth
              Portfolio (Class B) (1/00; 6/92)(1),(2)                     (31.46)        (21.74)
VATEC         AllianceBernstein Technology
              Portfolio (Class B) (1/00; 1/96)(1),(3)                     (42.33)        (29.86)
VAUGH         AllianceBernstein U.S. Government/High Grade
              Securities Portfolio (Class B) (1/00; 9/92)(1),(4)            6.58           8.10
            BARON CAPITAL FUNDS TRUST
VBCAS         Capital Asset Fund -
              Insurance Shares (1/00; 10/98)(1)                           (14.97)         (1.62)
            CREDIT SUISSE TRUST
VWTEG         Emerging Growth Portfolio (1/00; 9/99)(1)                   (29.94)        (16.67)
            FIDELITY(R) VIP
VFGRI         Growth & Income Portfolio
              Service Class (1/00; 12/96)(1),(5)                          (17.44)        (10.28)
VFMDC         Mid Cap Portfolio Service Class (1/00; 12/98)(1),(5)        (10.70)          5.25
VFOVS         Overseas Portfolio Service Class (1/00; 1/87)(1),(5)        (21.06)        (19.93)
            FTVIPT
VFRES         Franklin Real Estate Fund - Class 2 (1/00; 1/89)(1),(6)       1.16          11.34
VFMSS         Mutual Shares Securities Fund -
              Class 2 (1/00; 11/96)(1),(6)                                (12.60)          1.86
VILSE         Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(1),(7)                                 (19.29)        (19.88)
            GOLDMAN SACHS VIT
VGCPG         Capital Growth Fund (1/00; 4/98)(1)                         (25.01)        (16.17)
VGCUS         CORE(SM) U.S. Equity Fund (1/00; 2/98)(1)                   (22.60)        (14.79)
VGINE         International Equity Fund (1/00; 1/98)(1)                   (19.07)        (18.16)

                                                                                       PERFORMANCE SINCE
                                                                                   COMMENCEMENT OF THE FUND
                                                                                                               SINCE
SUBACCOUNT  INVESTING IN:                                                1 YEAR         5 YEARS   10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
VPBCA         Blue Chip Advantage Fund (1/00; 9/99)(1)                    (23.36%)           --%        --%    (12.79%)
VPBND         Bond Fund (1/00; 10/81)(1)                                    4.59           3.48       6.03       9.08
VPCPR         Capital Resource Fund (1/00; 10/81)(1)                      (22.73)         (5.00)      2.86       9.24
VPCMG         Cash Management Fund (1/00; 10/81)(1)                         0.26           3.11       3.27       5.16
VPDEI         Diversified Equity Income Fund (1/00; 9/99)(1)              (19.76)            --         --      (5.36)
VPEXI         Extra Income Fund (1/00; 5/96)(1)                            (7.35)         (2.96)        --       0.24
VPFIF         Federal Income Fund (1/00; 9/99)(1)                           4.88             --         --       5.36
VPGRO         Growth Fund (1/00; 9/99)(1)                                 (26.76)            --         --     (19.84)
VPMGD         Managed Fund (1/00; 4/86)(1)                                (13.70)         (0.67)      5.54       7.62
VPNDM         NEW DIMENSIONS FUND(R)(1/00; 5/96)(1)                       (22.59)         (0.81)        --       4.17
VPSCA         Small Cap Advantage Fund (1/00; 9/99)(1)                    (17.80)            --         --      (3.53)
            AIM V.I.
VACAP         Capital Appreciation Fund,
              Series I Shares (1/00; 5/93)(1)                             (25.03)         (3.13)        --       6.36
VACDV         Capital Development Fund,
              Series I Shares (1/00; 5/98)(1)                             (22.06)            --         --      (2.14)
VAVAL         Premier Equity Fund, Series I Shares (1/00; 5/93)(1)        (30.89)         (3.08)        --       6.87
            ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
VAPGR         AllianceBernstein Premier Growth
              Portfolio (Class B) (1/00; 6/92)(1),(2)                     (31.46)         (2.33)      8.25       9.12
VATEC         AllianceBernstein Technology
              Portfolio (Class B) (1/00; 1/96)(1),(3)                     (42.33)         (1.34)        --       1.10
VAUGH         AllianceBernstein U.S. Government/High Grade
              Securities Portfolio (Class B) (1/00; 9/92)(1),(4)            6.58           5.26       5.58       5.28
            BARON CAPITAL FUNDS TRUST
VBCAS         Capital Asset Fund -
              Insurance Shares (1/00; 10/98)(1)                           (14.97)            --         --      12.13
            CREDIT SUISSE TRUST
VWTEG         Emerging Growth Portfolio (1/00; 9/99)(1)                   (29.94)            --         --      (8.52)
            FIDELITY(R) VIP
VFGRI         Growth & Income Portfolio
              Service Class (1/00; 12/96)(1),(5)                          (17.44)         (0.52)        --       3.70
VFMDC         Mid Cap Portfolio Service Class (1/00; 12/98)(1),(5)        (10.70)            --         --      14.53
VFOVS         Overseas Portfolio Service Class (1/00; 1/87)(1),(5)        (21.06)         (4.90)      3.71       3.20
            FTVIPT
VFRES         Franklin Real Estate Fund - Class 2 (1/00; 1/89)(1),(6)       1.16           1.53       9.06       8.64
VFMSS         Mutual Shares Securities Fund -
              Class 2 (1/00; 11/96)(1),(6)                                (12.60)          3.04         --       5.64
VILSE         Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(1),(7)                                 (19.29)         (3.01)      6.80       5.68
            GOLDMAN SACHS VIT
VGCPG         Capital Growth Fund (1/00; 4/98)(1)                         (25.01)            --         --      (4.07)
VGCUS         CORE(SM) U.S. Equity Fund (1/00; 2/98)(1)                   (22.60)            --         --      (3.33)
VGINE         International Equity Fund (1/00; 1/98)(1)                   (19.07)            --         --      (3.58)


                  AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT --
         AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE INSURANCE(R)

AVERAGE ANNUAL TOTAL RETURN WITHOUT REFLECTING THE 3% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2002 (CONTINUED)


                                                                          PERFORMANCE SINCE
                                                                     COMMENCEMENT OF THE SUBACCOUNT
                                                                                        SINCE
SUBACCOUNT  INVESTING IN:                                                1 YEAR       COMMENCEMENT
            JPMORGAN
VJUDE         U.S. Large Cap Core Equity Portfolio (1/00; 1/95)(1)        (25.30%)       (16.15%)
              (previously JPMorgan U.S. Disciplined Equity Portfolio)
            LAZARD RETIREMENT SERIES
VLREQ         Equity Portfolio (1/00; 3/98)(1)                            (17.00)         (9.22)
VLRIE         International Equity Portfolio (1/00; 9/98)(1)              (11.50)        (15.14)
            MFS(R)
VMNDS         New Discovery Series - Initial Class (1/00; 5/98)(1)        (32.24)        (13.73)
VMRES         Research Series - Initial Class (1/00; 7/95)(1)             (25.21)        (17.05)
VMUTS         Utilities Series - Initial Class (1/00; 1/95)(1)            (23.45)        (14.95)
            PUTNAM VARIABLE TRUST
VPGRI         Putnam VT Growth and Income Fund -
              Class IB Shares (1/00; 2/88)(1),(8)                         (19.71)         (7.02)
VPIGR         Putnam VT International Equity Fund -
              Class IB Shares (1/00; 1/97)(1),(9)                         (18.41)        (15.86)
              (previously Putnam VT International Growth Fund -
                Class IB Shares)
VPINO         Putnam VT International New Opportunities
              Fund - Class IB Shares (1/00; 1/97)(1),(9)                  (14.41)        (27.20)
            ROYCE CAPITAL FUND
VRMCC         Micro-Cap Portfolio (1/00; 12/96)(1)                        (13.66)          9.61
VRPRM         Small-Cap Portfolio (1/00; 12/96)(1)                        (14.58)         10.45
            WANGER
VWISC         International Small Cap (1/00; 5/95)(1)                     (14.60)        (21.71)
VWUSC         U.S. Smaller Companies (1/00; 5/95)(1)                      (17.56)         (5.85)

                                                                                       PERFORMANCE SINCE
                                                                                   COMMENCEMENT OF THE FUND
                                                                                                               SINCE
SUBACCOUNT  INVESTING IN:                                                1 YEAR         5 YEARS   10 YEARS  COMMENCEMENT
            JPMORGAN
VJUDE         U.S. Large Cap Core Equity Portfolio (1/00; 1/95)(1)        (25.30%)        (3.83%)       --%      6.45%
              (previously JPMorgan U.S. Disciplined Equity Portfolio)
            LAZARD RETIREMENT SERIES
VLREQ         Equity Portfolio (1/00; 3/98)(1)                            (17.00)            --         --      (2.45)
VLRIE         International Equity Portfolio (1/00; 9/98)(1)              (11.50)            --         --      (4.91)
            MFS(R)
VMNDS         New Discovery Series - Initial Class (1/00; 5/98)(1)        (32.24)            --         --       1.69
VMRES         Research Series - Initial Class (1/00; 7/95)(1)             (25.21)         (3.72)        --       3.78
VMUTS         Utilities Series - Initial Class (1/00; 1/95)(1)            (23.45)         (1.53)        --       8.25
            PUTNAM VARIABLE TRUST
VPGRI         Putnam VT Growth and Income Fund -
              Class IB Shares (1/00; 2/88)(1),(8)                         (19.71)         (1.75)      7.50       9.35
VPIGR         Putnam VT International Equity Fund -
              Class IB Shares (1/00; 1/97)(1),(9)                         (18.41)          1.41         --       3.56
              (previously Putnam VT International Growth Fund -
                Class IB Shares)
VPINO         Putnam VT International New Opportunities
              Fund - Class IB Shares (1/00; 1/97)(1),(9)                  (14.41)         (3.29)        --      (2.94)
            ROYCE CAPITAL FUND
VRMCC         Micro-Cap Portfolio (1/00; 12/96)(1)                        (13.66)         11.28         --      12.69
VRPRM         Small-Cap Portfolio (1/00; 12/96)(1)                        (14.58)          9.37         --      10.44
            WANGER
VWISC         International Small Cap (1/00; 5/95)(1)                     (14.60)          4.28         --      10.22
VWUSC         U.S. Smaller Companies (1/00; 5/95)(1)                      (17.56)          2.01         --      11.95

NOTES TO THE PERFORMANCE INFORMATION

(1) (Commencement date of the subaccount; Commencement date of the fund.)

(2) Because Class B shares were not offered until Jan. 14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan. 14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(3) Because Class B shares were not offered until Sept. 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(4) Because Class B shares were not offered until June 2, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 2, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(5) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(6) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(7) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(8) Performance information for Class IB shares for periods prior to April 6, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(9) Performance information for Class IB shares for periods prior to April 30, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.


                  AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT --
         AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE INSURANCE(R)

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

ANNUALIZED SIMPLE YIELD

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b) less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d) multiplying the base period return by 365/7.

The subaccount's value includes:

-  any declared dividends,

-  the value of any shares purchased with dividends paid during the period, and

-  any dividends declared for such shares.

It does not include:

-  the effect of any applicable surrender charge, or

-  any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

    Compound Yield = [(Base Period Return + 1)(TO THE POWER OF 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with a fixed account) that fixed accounts often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the policy provides.

ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDING DEC. 31, 2002


SUBACCOUNT        INVESTING IN:                                                     SIMPLE YIELD     COMPOUND YIELD
VPCMG             AXP(R) Variable Portfolio - Cash Management Fund                      (0.08%)         (0.08%)


ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                    YIELD = 2[( a - b + 1)(TO THE POWER OF 6) - 1]
                                -----
                                  cd

where:
          a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

                  AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT --
         AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE INSURANCE(R)

ANNUALIZED YIELD BASED ON THE 30-DAY PERIOD ENDED DEC. 31, 2002


SUBACCOUNT              INVESTING IN:                                                   YIELD
VPBND                   AXP(R) Variable Portfolio - Bond Fund                           5.24%
VPEXI                   AXP(R) Variable Portfolio - Extra Income Fund                   5.05
VPFIF                   AXP(R) Variable Portfolio - Federal Income Fund                 2.94


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable life insurance illustrations they publish or prepare.

The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

INDEPENDENT AUDITORS


The financial statements appearing in this SAI have been audited by Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.


FINANCIAL INFORMATION


Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of American Enterprise Life Insurance Company at Dec. 31, 2002 and 2001, and for each of the three years in the period ended Dec. 31, 2002, and the individual financial statements of the segregated asset subaccounts of the American Enterprise Variable Life Account - American Express Signature Variable Universal Life at Dec. 31, 2002, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the SAI in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


                  AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT --
         AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE INSURANCE(R)

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the individual statements of assets and liabilities of the segregated asset subaccounts of American Enterprise Variable Life Account - American Express Signature Variable Universal Life Insurance(R) (comprised of subaccounts VPBCA, VPBND, VPCPR, VPCMG, VPDEI, VPEXI, VPFIF, VPGRO, VPMGD, VPNDM, VPSCA, VACAP, VACDV, VAVAL, VAPGR, VATEC, VAUGH, VBCAS, VWTEG, VFGRI, VFMDC, VFOVS, VFRES, VFMSS, VILSE, VGCPG, VGCUS, VGINE, VJUDE, VLREQ, VLRIE, VMNDS, VMRES, VMUTS, VPGRI, VPIGR, VPINO, VRMCC, VRPRM, VWISC and VWUSC) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of American Enterprise Variable Life Account - American Express Signature Variable Universal Life Insurance(R) at December 31, 2002, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                  /s/ Ernst & Young LLP

Minneapolis, Minnesota
March 21, 2003

                  AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT --
         AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE INSURANCE(R)

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002                                             VPBCA          VPBND          VPCPR          VPCMG         VPDEI
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      3,135   $     31,540   $        661   $      7,438   $      2,767
                                                           ------------------------------------------------------------------------
    at market value                                        $      2,603   $     36,600   $        523   $      7,438   $      2,592
Dividends receivable                                                 --            157             --              5             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --              9             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      2,603         36,766            523          7,443          2,592
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    2             29             --              6              2
    Contract terminations                                            --             --             --              1             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     2             29             --              7              2
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                   $      2,601   $     36,737   $        523   $      7,436   $      2,590
===================================================================================================================================
Accumulation units outstanding                                    4,509         32,846            994          7,193          3,188
===================================================================================================================================
Net asset value per accumulation unit                      $       0.58   $       1.12   $       0.53   $       1.03   $       0.81
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  VPEXI          VPFIF          VPGRO         VPMGD          VPNDM
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     14,696   $      3,109   $      8,150   $      7,985   $     18,094
                                                           ------------------------------------------------------------------------
    at market value                                        $     13,473   $      3,157   $      7,197   $      7,395   $     14,899
Dividends receivable                                                 56              8             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     13,529          3,165          7,197          7,395         14,899
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   11              3              5              6             12
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    11              3              5              6             12
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                   $     13,518   $      3,162   $      7,192   $      7,389   $     14,887
===================================================================================================================================
Accumulation units outstanding                                   16,638          2,764         17,593          9,971         25,299
===================================================================================================================================
Net asset value per accumulation unit                      $       0.81   $       1.14   $       0.41   $       0.74   $       0.59
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT --
         AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE INSURANCE(R)

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  VPSCA         VACAP          VACDV          VAVAL          VAPGR
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      2,637   $     46,957   $     20,175   $     30,522   $      7,451
                                                           ------------------------------------------------------------------------
    at market value                                        $      2,425   $     38,697   $     17,456   $     24,765   $      6,030
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             12             --             --             10
Receivable from mutual funds and portfolios
  for share redemptions                                              --             30             13             19              4
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      2,425         38,739         17,469         24,784          6,044
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    2             30             13             19              4
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             12             --             --             10
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     2             42             13             19             14
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                   $      2,423   $     38,697   $     17,456   $     24,765   $      6,030
===================================================================================================================================
Accumulation units outstanding                                    2,972         74,694         21,767         46,946         13,177
===================================================================================================================================
Net asset value per accumulation unit                      $       0.82   $       0.52   $       0.80   $       0.53   $       0.46
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 VATEC          VAUGH          VBCAS          VWTEG          VFGRI
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     12,350   $     10,110   $      9,486   $      2,905   $     20,637
                                                           ------------------------------------------------------------------------
    at market value                                        $      9,164   $     10,509   $      8,672   $      2,436   $     18,274
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     10             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               7              8              7              2             14
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      9,181         10,517          8,679          2,438         18,288
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    7              8              7              2             14
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          10             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    17              8              7              2             14
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                   $      9,164   $     10,509   $      8,672   $      2,436   $     18,274
===================================================================================================================================
Accumulation units outstanding                                   28,091          8,876          9,184          4,206         27,668
===================================================================================================================================
Net asset value per accumulation unit                      $       0.33   $       1.18   $       0.94   $       0.58   $       0.66
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT --
         AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE INSURANCE(R)

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  VFMDC         VFOVS          VFRES          VFMSS          VILSE
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     73,285   $      6,009   $     12,145   $      2,071   $      1,427
                                                           ------------------------------------------------------------------------
    at market value                                        $     69,149   $      5,361   $     11,993   $      1,891   $      1,150
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     20             --             22             22             --
Receivable from mutual funds and portfolios
  for share redemptions                                              53              4              9              2              1
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     69,222          5,365         12,024          1,915          1,151
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   53              4              9              2              1
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          20             --             22             22             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    73              4             31             24              1
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                   $     69,149   $      5,361   $     11,993   $      1,891   $      1,150
===================================================================================================================================
Accumulation units outstanding                                   60,358         11,575          9,882          1,904          1,371
===================================================================================================================================
Net asset value per accumulation unit                      $       1.15   $       0.46   $       1.21   $       1.00   $       0.84
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  VGCPG         VGCUS          VGINE          VJUDE          VLREQ
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      8,212   $      3,358   $      2,173   $      6,752   $      1,471
                                                           ------------------------------------------------------------------------
    at market value                                        $      6,699   $      3,006   $      1,800   $      5,843   $      1,328
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               5              2              1              4              1
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      6,704          3,008          1,801          5,847          1,329
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    5              2              1              4              1
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     5              2              1              4              1
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                   $      6,699   $      3,006   $      1,800   $      5,843   $      1,328
===================================================================================================================================
Accumulation units outstanding                                   11,387          4,860          3,276         10,212          1,759
===================================================================================================================================
Net asset value per accumulation unit                      $       0.59   $       0.62   $       0.55   $       0.57   $       0.75
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT --
         AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE INSURANCE(R)

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  VLRIE         VMNDS          VMRES          VMUTS          VPGRI
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         83   $     55,099   $      8,868   $     31,510   $     23,714
                                                           ------------------------------------------------------------------------
    at market value                                        $         55   $     44,062   $      6,823   $     26,879   $     20,888
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --              8             10
Receivable from mutual funds and portfolios
  for share redemptions                                              --             34              5             21             17
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         55         44,096          6,828         26,908         20,915
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --             34              5             21             17
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --              8             10
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             34              5             29             27
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                   $         55   $     44,062   $      6,823   $     26,879   $     20,888
===================================================================================================================================
Accumulation units outstanding                                       90         70,253         12,823         47,598         29,040
===================================================================================================================================
Net asset value per accumulation unit                      $       0.61   $       0.63   $       0.53   $       0.56   $       0.72
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 VPIGR          VPINO          VRMCC          VRPRM          VWISC
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     12,219   $     35,347   $     19,353   $      9,096   $     10,554
                                                           ------------------------------------------------------------------------
    at market value                                        $     10,224   $     31,433   $     17,391   $      8,039   $      8,942
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             44             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               8             25             13              6             10
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     10,232         31,458         17,448          8,045          8,952
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    8             25             13              6              6
    Contract terminations                                            --             --             --             --              4
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             44             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     8             25             57              6             10
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                   $     10,224   $     31,433   $     17,391   $      8,039   $      8,942
===================================================================================================================================
Accumulation units outstanding                                   19,055         84,503         13,220          5,971         20,490
===================================================================================================================================
Net asset value per accumulation unit                      $       0.54   $       0.37   $       1.32   $       1.35   $       0.44
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT --
         AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE INSURANCE(R)

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                                                        SEGREGATED
                                                                                                                           ASSET
                                                                                                                        SUBACCOUNTS
                                                                                                                       ------------
DECEMBER 31, 2002 (CONTINUED)                                                                                              VWUSC
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                                                                            $      5,444
                                                                                                                       ------------
    at market value                                                                                                    $      5,143
Dividends receivable                                                                                                             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                                                                                 --
Receivable from mutual funds and portfolios
  for share redemptions                                                                                                           4
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                                  5,147
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                                                                                4
    Contract terminations                                                                                                        --
Payable to mutual funds and portfolios
  for investments purchased                                                                                                      --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                                 4
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                                                                               $      5,143
===================================================================================================================================
Accumulation units outstanding                                                                                                7,019
===================================================================================================================================
Net asset value per accumulation unit                                                                                  $       0.73
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT --
         AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE INSURANCE(R)

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                   VPBCA          VPBND          VPCPR         VPCMG          VPDEI
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         16   $      1,285   $          3   $         52   $         20
Variable account expenses                                            18            225              4             42              9
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (2)         1,060             (1)            10             11
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             592          5,209            120          1,726            478
    Cost of investments sold                                        667          9,381            153          1,726            537
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (75)        (4,172)           (33)            --            (59)
Distributions from capital gains                                     --             --             22             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (417)         5,101            (82)            --           (175)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (492)           929            (93)            --           (234)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (494)  $      1,989   $        (94)  $         10   $       (223)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      VPEXI           VPFIF          VPGRO         VPMGD          VPNDM
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        782   $         65   $          6   $        117   $         73
Variable account expenses                                            91             20             39             37            125
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     691             45            (33)            80            (52)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           2,173            761            807            912          1,752
    Cost of investments sold                                      2,387            773            944          1,003          1,936
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (214)           (12)          (137)           (91)          (184)
Distributions from capital gains                                     --             14             --            306             12
Net change in unrealized appreciation or
  depreciation of investments                                    (1,090)            45           (935)          (645)        (3,424)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (1,304)            47         (1,072)          (430)        (3,596)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (613)  $         92   $     (1,105)  $       (350)  $     (3,648)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       VPSCA         VACAP          VACDV          VAVAL          VAPGR
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         99   $         --
Variable account expenses                                            19            268            123            158             37
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (19)          (268)          (123)           (59)           (37)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             991          9,783          5,394          3,186          1,278
    Cost of investments sold                                      1,050         11,371          6,026          3,769          1,510
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (59)        (1,588)          (632)          (583)          (232)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (318)        (6,536)        (2,819)        (5,286)        (1,247)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (377)        (8,124)        (3,451)        (5,869)        (1,479)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (396)  $     (8,392)  $     (3,574)  $     (5,928)  $     (1,516)
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT --
         AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE INSURANCE(R)

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       VATEC          VAUGH          VBCAS         VWTEG          VFGRI
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $        191   $         --   $         --   $        140
Variable account expenses                                            63             63             46             17            134
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (63)           128            (46)           (17)             6
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           1,486          1,817          1,890            204          3,064
    Cost of investments sold                                      1,876          1,796          1,885            234          3,506
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (390)            21              5            (30)          (442)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (3,384)           380         (1,017)          (557)        (2,323)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (3,774)           401         (1,012)          (587)        (2,765)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (3,837)  $        529   $     (1,058)  $       (604)  $     (2,759)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     VFMDC         VFOVS          VFRES          VFMSS         VILSE(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        313   $         15   $        198   $         11   $         20
Variable account expenses                                           474             28             67             13              7
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (161)           (13)           131             (2)            13
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           9,738            771          1,566            550            230
    Cost of investments sold                                     10,111            843          1,530            563            301
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (373)           (72)            36            (13)           (71)
Distributions from capital gains                                     --             --             --             29             --
Net change in unrealized appreciation or
  depreciation of investments                                    (5,581)          (541)          (302)          (201)          (277)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (5,954)          (613)          (266)          (185)          (348)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (6,115)  $       (626)  $       (135)  $       (187)  $       (335)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       VGCPG         VGCUS          VGINE          VJUDE          VLREQ
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         14   $         20   $         22   $          1   $          1
Variable account expenses                                            57             16             16             36              9
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (43)             4              6            (35)            (8)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           1,382            278            360            698            272
    Cost of investments sold                                      1,661            312            393            780            292
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (279)           (34)           (33)           (82)           (20)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,549)          (385)          (347)          (958)          (154)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (1,828)          (419)          (380)        (1,040)          (174)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (1,871)  $       (415)  $       (374)  $     (1,075)  $       (182)
===================================================================================================================================

(1) For the period March 1, 2002 (commencement of operations) to Dec. 31, 2002.

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT --
         AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE INSURANCE(R)

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       VLRIE          VMNDS          VMRES         VMUTS          VPGRI
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         19   $        442   $        198
Variable account expenses                                            --            322             63            171            144
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --           (322)           (44)           271             54
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --          6,247          2,228          3,422          3,980
    Cost of investments sold                                         --          7,360          2,798          4,178          4,502
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --         (1,113)          (570)          (756)          (522)
Distributions from capital gains                                     --             --             --             --             74
Net change in unrealized appreciation or
  depreciation of investments                                        (7)       (12,135)        (1,469)        (3,574)        (2,921)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (7)       (13,248)        (2,039)        (4,330)        (3,369)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         (7)  $    (13,570)  $     (2,083)  $     (4,059)  $     (3,315)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       VPIGR          VPINO          VRMCC         VRPRM          VWISC
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         68   $        203   $         --   $         --   $         --
Variable account expenses                                            85            285             89             49             77
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (17)           (82)           (89)           (49)           (77)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           2,964          5,974          2,651          1,694          4,399
    Cost of investments sold                                      3,327          6,323          2,772          1,847          4,784
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (363)          (349)          (121)          (153)          (385)
Distributions from capital gains                                     --             --            511             42             --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,536)        (4,357)        (2,264)          (985)          (839)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (1,899)        (4,706)        (1,874)        (1,096)        (1,224)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (1,916)  $     (4,788)  $     (1,963)  $     (1,145)  $     (1,301)
===================================================================================================================================

                                                                                                                        SEGREGATED
                                                                                                                          ASSET
                                                                                                                        SUBACCOUNTS
                                                                                                                       ------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                                                                                   VWUSC
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                                                                       $         --
Variable account expenses                                                                                                        22
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                                                                 (22)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                                                                                       1,434
    Cost of investments sold                                                                                                  1,500
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                                                                (66)
Distributions from capital gains                                                                                                 --
Net change in unrealized appreciation or
  depreciation of investments                                                                                                  (335)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                                                                 (401)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                                            $       (423)
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT --
         AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE INSURANCE(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                       --------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                             VPBCA       VPBND       VPCPR       VPCMG       VPDEI
OPERATIONS
Investment income (loss) -- net                                        $     (2)   $  1,060    $     (1)   $     10    $     11
Net realized gain (loss) on sales of investments                            (75)     (4,172)        (33)         --         (59)
Distributions from capital gains                                             --          --          22          --          --
Net change in unrealized appreciation or
  depreciation of investments                                              (417)      5,101         (82)         --        (175)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                (494)      1,989         (94)         10        (223)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                1,955      33,827         466       7,583       2,682
Net transfers(1)                                                             39      (1,454)         --         341         839
Policy charges                                                             (508)     (7,301)       (121)     (2,509)       (773)
Contract terminations:
    Surrender benefits                                                       --        (653)         --          --         (17)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            1,486      24,419         345       5,415       2,731
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           1,609      10,329         272       2,011          82
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  2,601    $ 36,737    $    523    $  7,436    $  2,590
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                    2,138       9,662         399       1,950          81
Contract purchase payments                                                3,093      31,307         802       7,341       3,239
Net transfers(1)                                                             65        (805)         --         331         820
Policy charges                                                             (787)     (6,718)       (207)     (2,429)       (930)
Contract terminations:
    Surrender benefits                                                       --        (600)         --          --         (22)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          4,509      32,846         994       7,193       3,188
===============================================================================================================================

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                       --------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                                 VPEXI       VPFIF       VPGRO      VPMGD       VPNDM
OPERATIONS
Investment income (loss) -- net                                        $    691    $     45    $    (33)   $     80    $    (52)
Net realized gain (loss) on sales of investments                           (214)        (12)       (137)        (91)       (184)
Distributions from capital gains                                             --          14          --         306          12
Net change in unrealized appreciation or
  depreciation of investments                                            (1,090)         45        (935)       (645)     (3,424)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                (613)         92      (1,105)       (350)     (3,648)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                9,824       2,200       6,460       5,805       8,506
Net transfers(1)                                                           (147)         17          72          (3)         31
Policy charges                                                           (2,379)       (417)     (1,058)       (773)     (2,391)
Contract terminations:
    Surrender benefits                                                     (230)         --        (141)       (210)        (65)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            7,068       1,800       5,333       4,819       6,081
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           7,063       1,270       2,964       2,920      12,454
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $ 13,518    $  3,162    $  7,192    $  7,389    $ 14,887
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                    8,056       1,164       5,309       3,406      16,416
Contract purchase payments                                               11,957       1,971      14,836       7,841      12,564
Net transfers(1)                                                           (189)         (7)        150         (14)         48
Policy charges                                                           (2,889)       (364)     (2,334)     (1,007)     (3,610)
Contract terminations:
    Surrender benefits                                                     (297)         --        (368)       (255)       (119)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         16,638       2,764      17,593       9,971      25,299
===============================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT --
         AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE INSURANCE(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                       --------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                                 VPSCA       VACAP       VACDV      VAVAL       VAPGR
OPERATIONS
Investment income (loss) -- net                                        $    (19)   $   (268)   $   (123)   $    (59)   $    (37)
Net realized gain (loss) on sales of investments                            (59)     (1,588)       (632)       (583)       (232)
Distributions from capital gains                                             --          --          --          --          --
Net change in unrealized appreciation or
  depreciation of investments                                              (318)     (6,536)     (2,819)     (5,286)     (1,247)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                (396)     (8,392)     (3,574)     (5,928)     (1,516)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                1,737      40,341      18,583      21,970       6,543
Net transfers(1)                                                           (585)     (1,864)        150         345        (462)
Policy charges                                                             (425)     (9,753)     (4,894)     (4,192)     (1,889)
Contract terminations:
    Surrender benefits                                                       --      (2,446)     (1,482)       (365)       (173)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                              727      26,278      12,357      17,758       4,019
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           2,092      20,811       8,673      12,935       3,527
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  2,423    $ 38,697    $ 17,456    $ 24,765    $  6,030
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                    2,109      30,135       8,435      16,982       5,287
Contract purchase payments                                                1,992      69,102      20,630      36,837      12,601
Net transfers(1)                                                           (667)     (3,231)         10         586        (791)
Policy charges                                                             (462)    (16,682)     (5,336)     (6,911)     (3,621)
Contract terminations:
    Surrender benefits                                                       --      (4,630)     (1,972)       (548)       (299)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          2,972      74,694      21,767      46,946      13,177
===============================================================================================================================

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                       --------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                                 VATEC       VAUGH       VBCAS      VWTEG       VFGRI
OPERATIONS
Investment income (loss) -- net                                        $    (63)   $    128    $    (46)   $    (17)   $      6
Net realized gain (loss) on sales of investments                           (390)         21           5         (30)       (442)
Distributions from capital gains                                             --          --          --          --          --
Net change in unrealized appreciation or
depreciation of investments                                              (3,384)        380      (1,017)       (557)     (2,323)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              (3,837)        529      (1,058)       (604)     (2,759)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                9,598       9,863      10,421       2,265      12,749
Net transfers(1)                                                            166         357         382          --         (48)
Policy charges                                                           (2,302)     (2,646)     (2,829)       (641)     (3,025)
Contract terminations:
    Surrender benefits                                                     (305)        (86)         --          --        (422)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            7,157       7,488       7,974       1,624       9,254
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           5,844       2,492       1,756       1,416      11,779
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  9,164    $ 10,509    $  8,672    $  2,436    $ 18,274
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                   10,330       2,244       1,582       1,713      14,721
Contract purchase payments                                               23,577       8,708      10,044       3,485      17,898
Net transfers(1)                                                            671         318         323          --         (72)
Policy charges                                                           (5,737)     (2,320)     (2,765)       (992)     (4,268)
Contract terminations:
    Surrender benefits                                                     (750)        (74)         --          --        (611)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         28,091       8,876       9,184       4,206      27,668
===============================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT --
         AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE INSURANCE(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                       --------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                               VFMDC       VFOVS       VFRES      VFMSS      VILSE(2)
OPERATIONS
Investment income (loss) -- net                                        $   (161)   $    (13)   $    131    $     (2)   $     13
Net realized gain (loss) on sales of investments                           (373)        (72)         36         (13)        (71)
Distributions from capital gains                                             --          --          --          29          --
Net change in unrealized appreciation or
  depreciation of investments                                            (5,581)       (541)       (302)       (201)       (277)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              (6,115)       (626)       (135)       (187)       (335)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                               60,217       4,329      10,702       1,461         402
Net transfers(1)                                                           (650)         23       1,292          (6)      1,367
Policy charges                                                          (15,894)       (357)     (3,152)       (439)        (91)
Contract terminations:
    Surrender benefits                                                   (2,871)         --        (123)        (98)       (193)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           40,802       3,995       8,719         918       1,485
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          34,462       1,992       3,409       1,160          --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $ 69,149    $  5,361    $ 11,993    $  1,891    $  1,150
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                   26,860       3,399       2,843       1,017          --
Contract purchase payments                                               49,753       8,883       8,648       1,391         435
Net transfers(1)                                                           (464)         49       1,037          (6)      1,282
Policy charges                                                          (13,170)       (756)     (2,545)       (414)        (98)
Contract terminations:
    Surrender benefits                                                   (2,621)         --        (101)        (84)       (248)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         60,358      11,575       9,882       1,904       1,371
===============================================================================================================================

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                       --------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                                 VGCPG       VGCUS       VGINE      VJUDE       VLREQ
OPERATIONS
Investment income (loss) -- net                                        $    (43)   $      4    $      6    $    (35)   $     (8)
Net realized gain (loss) on sales of investments                           (279)        (34)        (33)        (82)        (20)
Distributions from capital gains                                             --          --          --          --          --
Net change in unrealized appreciation or
  depreciation of investments                                            (1,549)       (385)       (347)       (958)       (154)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              (1,871)       (415)       (374)     (1,075)       (182)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                4,258       1,801         709       5,466       1,038
Net transfers(1)                                                           (463)         --          --         104          --
Policy charges                                                           (1,288)       (262)       (294)     (1,286)       (283)
Contract terminations:
    Surrender benefits                                                     (129)         --         (14)         --          --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            2,378       1,539         401       4,284         755
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           6,192       1,882       1,773       2,634         755
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  6,699    $  3,006    $  1,800    $  5,843    $  1,328
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                    7,896       2,356       2,613       3,440         830
Contract purchase payments                                                6,446       2,889       1,170       8,645       1,275
Net transfers(1)                                                           (765)         --          --         160          --
Policy charges                                                           (1,952)       (385)       (479)     (2,033)       (346)
Contract terminations:
    Surrender benefits                                                     (238)         --         (28)         --          --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         11,387       4,860       3,276      10,212       1,759
===============================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT --
         AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE INSURANCE(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                       --------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                                 VLRIE       VMNDS       VMRES      VMUTS       VPGRI
OPERATIONS
Investment income (loss) -- net                                        $     --    $   (322)   $    (44)   $    271    $     54
Net realized gain (loss) on sales of investments                             --      (1,113)       (570)       (756)       (522)
Distributions from capital gains                                             --          --          --          --          74
Net change in unrealized appreciation or
  depreciation of investments                                                (7)    (12,135)     (1,469)     (3,574)     (2,921)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  (7)    (13,570)     (2,083)     (4,059)     (3,315)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                   --      42,263       3,585      25,176      19,293
Net transfers(1)                                                             --        (448)         --        (390)     (2,176)
Policy charges                                                               --      (9,466)     (1,185)     (5,465)     (3,969)
Contract terminations:
    Surrender benefits                                                       --      (1,890)       (737)       (302)       (327)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                               --      30,459       1,663      19,019      12,821
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                              62      27,173       7,243      11,919      11,382
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $     55    $ 44,062    $  6,823    $ 26,879    $ 20,888
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                       90      29,370      10,179      16,171      12,705
Contract purchase payments                                                   --      57,334       6,116      41,837      23,048
Net transfers(1)                                                             --        (646)         --        (598)     (1,234)
Policy charges                                                               --     (12,913)     (2,031)     (9,335)     (5,044)
Contract terminations:
    Surrender benefits                                                       --      (2,892)     (1,441)       (477)       (435)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                             90      70,253      12,823      47,598      29,040
===============================================================================================================================

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                       --------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                                 VPIGR       VPINO       VRMCC      VRPRM       VWISC
OPERATIONS
Investment income (loss) -- net                                        $    (17)   $    (82)   $    (89)   $    (49)   $    (77)
Net realized gain (loss) on sales of investments                           (363)       (349)       (121)       (153)       (385)
Distributions from capital gains                                             --          --         511          42          --
Net change in unrealized appreciation or
  depreciation of investments                                            (1,536)     (4,357)     (2,264)       (985)       (839)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              (1,916)     (4,788)     (1,963)     (1,145)     (1,301)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                7,882       9,404      22,219       6,441       8,118
Net transfers(1)                                                           (739)       (407)        349       1,455        (665)
Policy charges                                                           (1,612)     (4,619)     (5,923)     (1,463)     (2,570)
Contract terminations:
    Surrender benefits                                                     (827)       (831)       (654)        (28)     (1,676)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            4,704       3,547      15,991       6,405       3,207
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           7,436      32,674       3,363       2,779       7,036
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $ 10,224    $ 31,433    $ 17,391    $  8,039    $  8,942
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                   11,310      75,192       2,208       1,764      13,766
Contract purchase payments                                               11,948      23,124      15,404       4,328      17,123
Net transfers(1)                                                             39         (68)        324         938      (1,251)
Policy charges                                                           (2,707)    (11,428)     (4,194)     (1,041)     (5,259)
Contract terminations:
    Surrender benefits                                                   (1,535)     (2,317)       (522)        (18)     (3,889)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         19,055      84,503      13,220       5,971      20,490
===============================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT --
         AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE INSURANCE(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                       SEGREGATED
                                                                                                         ASSET
                                                                                                      SUBACCOUNTS
                                                                                                      -----------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                                                                 VWUSC
OPERATIONS
Investment income (loss) -- net                                                                        $      (22)
Net realized gain (loss) on sales of investments                                                              (66)
Distributions from capital gains                                                                               --
Net change in unrealized appreciation or
  depreciation of investments                                                                                (335)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                                  (423)
=================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                                  7,073
Net transfers(1)                                                                                               26
Policy charges                                                                                             (1,728)
Contract terminations:
    Surrender benefits                                                                                       (312)
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                              5,059
-----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                                               507
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                              $    5,143
=================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                                        570
Contract purchase payments                                                                                  9,101
Net transfers(1)                                                                                               26
Policy charges                                                                                             (2,222)
Contract terminations:
    Surrender benefits                                                                                       (456)
-----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                                            7,019
=================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

(2) For the period March 1, 2002 (commencement of operations) to Dec. 31, 2002.

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT --
         AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE INSURANCE(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                       --------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                             VPBCA       VPBND       VPCPR      VPCMG       VPDEI
OPERATIONS
Investment income (loss) -- net                                        $     (1)   $    236    $     --    $     12    $      1
Net realized gain (loss) on sale of investments                             (16)         --         (15)         --          --
Distributions from capital gains                                             --          --          --          --          --
Net change in unrealized appreciation or
  depreciation of investments                                              (107)        (42)        (16)         --           1
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 124)        194         (31)         12           2
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                1,761      12,131         205       2,939          --
Net transfers(1)                                                             --           1          --          35          (1)
Policy charges                                                             (100)     (1,989)        (55)       (905)         --
Contract terminations:
    Surrender benefits                                                       --         (92)         --        (152)         --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            1,661      10,051         150       1,917          (1)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                              72          84         153          82          81
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  1,609    $ 10,329    $    272    $  2,011    $     82
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                       79          84         183          82          81
Contract purchase payments                                                2,191      11,549         295       2,864          --
Net transfers(1)                                                             --           1          --          35          --
Policy charges                                                             (132)     (1,886)        (79)       (883)         --
Contract terminations:
    Surrender benefits                                                       --         (86)         --        (148)         --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          2,138       9,662         399       1,950          81
===============================================================================================================================

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                       --------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                 VPEXI       VPFIF       VPGRO      VPMGD       VPNDM
OPERATIONS
Investment income (loss) -- net                                        $    265    $     23    $    (12)   $     15    $    (34)
Net realized gain (loss) on sale of investments                             (62)          6        (283)        (12)       (629)
Distributions from capital gains                                             --          --          --          --          --
Net change in unrealized appreciation or
  depreciation of investments                                              (123)          1           1          65         242
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  80          30        (294)         68        (421)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                6,356       1,401       4,106       3,328      14,472
Net transfers(1)                                                          1,323          --         (18)         --          (5)
Policy charges                                                           (1,143)       (346)       (831)       (543)     (1,585)
Contract terminations:
    Surrender benefits                                                      (14)         --         (61)        (10)        (79)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            6,522       1,055       3,196       2,775      12,803
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                             461         185          62          77          72
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  7,063    $  1,270    $  2,964    $  2,920    $ 12,454
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                      548         179          76          79          78
Contract purchase payments                                                7,339       1,306       6,772       3,967      18,501
Net transfers(1)                                                          1,502          --         (31)         --          (6)
Transfers for policy loans                                                   --          --          --          --          --
Policy charges                                                           (1,316)       (321)     (1,398)       (628)     (2,052)
Contract terminations:
    Surrender benefits                                                      (17)         --        (110)        (12)       (105)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          8,056       1,164       5,309       3,406      16,416
===============================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT --
         AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE INSURANCE(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                       --------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                 VPSCA       VACAP       VACDV      VAVAL       VAPGR
OPERATIONS
Investment income (loss) -- net                                        $     (9)   $    (72)   $    (32)   $    (27)   $    (14)
Net realized gain (loss) on sale of investments                             (20)       (492)        (51)       (116)        (58)
Distributions from capital gains                                             --       1,487          --         255          51
Net change in unrealized appreciation or
  depreciation of investments                                               114      (1,699)        104        (464)       (164)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  85        (776)         21        (352)       (185)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                2,240      27,970      11,611      14,997       4,438
Net transfers(1)                                                             --          (6)         --           1          --
Policy charges                                                             (296)     (6,333)     (2,824)     (1,824)       (795)
Contract terminations:
    Surrender benefits                                                      (13)       (244)       (211)        (13)         --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            1,931      21,387       8,576      13,161       3,643
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                              76         200          76         126          69
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  2,092    $ 20,811    $  8,673    $ 12,935    $  3,527
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                       71         219          67         143          84
Contract purchase payments                                                2,363      39,333      11,397      19,225       6,396
Net transfers(1)                                                             --          (9)         --           1          --
Transfers for policy loans                                                   --          --          --          --          --
Policy charges                                                             (311)     (9,032)     (2,803)     (2,369)     (1,193)
Contract terminations:
    Surrender benefits                                                      (14)       (376)       (226)        (18)         --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          2,109      30,135       8,435      16,982       5,287
===============================================================================================================================

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                       --------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                 VATEC       VAUGH       VBCAS      VWTEG       VFGRI
OPERATIONS
Investment income (loss) -- net                                        $    (20)   $     20    $     (6)   $     (5)   $    (35)
Net realized gain (loss) on sale of investments                            (581)          7         (82)        (44)        (72)
Distributions from capital gains                                            131          --           2          --          32
Net change in unrealized appreciation or
  depreciation of investments                                               302          15         204          99         (30)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                (168)         42         118          50        (105)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                7,160       3,209       1,947       1,648      10,649
Net transfers(1)                                                             (4)         --         (18)         --       1,982
Policy charges                                                           (1,604)       (945)       (390)       (351)     (1,201)
Contract terminations:
    Surrender benefits                                                      (46)         --         (16)         --         (93)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            5,506       2,264       1,523       1,297      11,337
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                             506         186         115          69         547
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  5,844    $  2,492    $  1,756    $  1,416    $ 11,779
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                      666         178         115          69         616
Contract purchase payments                                               12,538       2,932       1,869       2,091      13,280
Net transfers(1)                                                             (6)         --          (4)         --       1,925
Policy charges                                                           (2,785)       (866)       (382)       (447)       (984)
Contract terminations:
    Surrender benefits                                                      (83)         --         (16)         --        (116)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         10,330       2,244       1,582       1,713      14,721
===============================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT --
         AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE INSURANCE(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                       --------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                 VFMDC       VFOVS       VFRES      VFMSS       VFISC
OPERATIONS
Investment income (loss) -- net                                        $   (129)   $     (3)   $     33    $     (2)   $     22
Net realized gain (loss) on sale of investments                             (94)        (35)         (1)         (1)        (30)
Distributions from capital gains                                             --           5          --           6          --
Net change in unrealized appreciation or
  depreciation of investments                                             1,344        (100)        147          16         (79)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                               1,121        (133)        179          19         (87)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                               36,971       2,549       3,706       1,127       1,274
Net transfers(1)                                                          2,634          --          29          --          --
Policy charges                                                           (8,259)       (462)       (575)        (72)       (215)
Contract terminations:
    Surrender benefits                                                     (718)        (36)        (14)         --          --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           30,628       2,051       3,146       1,055       1,059
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           2,713          74          84          86          79
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $ 34,462    $  1,992    $  3,409    $  1,160    $  1,051
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                    2,025          99          75          80          84
Contract purchase payments                                               30,011       4,133       3,255       1,002       1,296
Net transfers(1)                                                          2,133          --          26          --          --
Policy charges                                                           (6,722)       (774)       (500)        (65)       (227)
Contract terminations:
    Surrender benefits                                                     (587)        (59)        (13)         --          --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         26,860       3,399       2,843       1,017       1,153
===============================================================================================================================

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                       --------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                 VGCPG       VGCUS       VGGLI      VGINE       VJUDE
OPERATIONS
Investment income (loss) -- net                                        $    (16)   $      6    $     40    $     18    $      4
Net realized gain (loss) on sale of investments                            (315)         (1)         (1)       (148)        (39)
Distributions from capital gains                                             20          --          --           6          --
Net change in unrealized appreciation or
  depreciation of investments                                                48          41         (18)        (18)         55
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                (263)         46          21        (142)         20
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                7,339       1,828       1,458       1,967       3,219
Net transfers(1)                                                             --          --          --          --           2
Policy charges                                                             (944)        (65)       (410)       (130)       (526)
Contract terminations:
    Surrender benefits                                                      (13)         --          --          --        (155)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            6,382       1,763       1,048       1,837       2,540
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                              73          73         186          78          74
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  6,192    $  1,882    $  1,255    $  1,773    $  2,634
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                       79          80         171          89          84
Contract purchase payments                                                9,015       2,359       1,308       2,707       4,245
Net transfers(1)                                                             --          --          --          --           2
Policy charges                                                           (1,181)        (83)       (366)       (183)       (681)
Contract terminations:
    Surrender benefits                                                      (17)         --          --          --        (210)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          7,896       2,356       1,113       2,613       3,440
===============================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT --
         AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE INSURANCE(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                       --------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                 VLREQ       VLRIE       VMNDS      VMRES       VMUTS
OPERATIONS
Investment income (loss) -- net                                        $      1    $     --    $   (107)   $    (36)   $     23
Net realized gain (loss) on sale of investments                             (44)         --        (698)       (423)       (449)
Distributions from capital gains                                             --          --         205         312         168
Net change in unrealized appreciation or
  depreciation of investments                                                21         (20)      1,124        (548)     (1,056)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 (22)        (20)        524        (695)     (1,314)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                  857          --      28,985       5,975      15,929
Net transfers(1)                                                             --          --       2,627       2,643          35
Policy charges                                                             (160)         --      (5,907)     (1,330)     (2,691)
Contract terminations:
    Surrender benefits                                                       --          --        (214)        (30)       (142)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                              697          --      25,491       7,258      13,131
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                              80          82       1,158         680         102
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $    755    $     62    $ 27,173    $  7,243    $ 11,919
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                       81          90       1,178         745         104
Contract purchase payments                                                  922          --      32,339       7,973      19,607
Net transfers(1)                                                             --          --       2,820       3,338          48
Policy charges                                                             (173)         --      (6,699)     (1,834)     (3,398)
Contract terminations:
    Surrender benefits                                                       --          --        (268)        (43)       (190)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                            830          90      29,370      10,179      16,171
===============================================================================================================================

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                       --------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                 VPGRI       VPIGR       VPINO      VRMCC       VRPRM
OPERATIONS
Investment income (loss) -- net                                        $    (13)   $    (30)   $    (53)   $     (8)   $    (14)
Net realized gain (loss) on sale of investments                            (183)       (184)       (219)         21         (48)
Distributions from capital gains                                             19         127          --          46         373
Net change in unrealized appreciation or
  depreciation of investments                                                90        (469)        458         304         (69)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 (87)       (556)        186         363         242
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                               13,463       6,707      34,864       4,352       3,065
Net transfers(1)                                                              7       1,966           1         (13)         --
Policy charges                                                           (1,804)     (1,150)     (2,454)     (1,127)       (586)
Contract terminations:
    Surrender benefits                                                     (355)        (30)        (18)       (331)        (27)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           11,311       7,493      32,393       2,881       2,452
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                             158         499          95         119          85
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $ 11,382    $  7,436    $ 32,674    $  3,363    $  2,779
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                      163         597         156         101          65
Contract purchase payments                                               14,953       9,751      80,723       3,171       2,134
Net transfers(1)                                                              8       2,714           3          (9)         --
Policy charges                                                           (2,011)     (1,705)     (5,649)       (809)       (415)
Contract terminations:
    Surrender benefits                                                     (408)        (47)        (41)       (246)        (20)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         12,705      11,310      75,192       2,208       1,764
===============================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT --
         AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE INSURANCE(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                                               ----------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                             VWISC         VWUSC
OPERATIONS
Investment income (loss) -- net                                                    $      (34)   $       (1)
Net realized gain (loss) on sale of investments                                          (963)            3
Distributions from capital gains                                                          911            --
Net change in unrealized appreciation or
  depreciation of investments                                                            (749)           32
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                              (835)           34
===========================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                             10,024           571
Net transfers(1)                                                                            1            --
Policy charges                                                                         (2,386)         (168)
Contract terminations:
    Surrender benefits                                                                    (50)          (13)
-----------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                          7,589           390
-----------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                           282            83
-----------------------------------------------------------------------------------------------------------
Net assets at end of year                                                          $    7,036    $      507
===========================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                    431           103
Contract purchase payments                                                             17,762           684
Net transfers(1)                                                                            2            --
Policy charges                                                                         (4,328)         (200)
Contract terminations:
    Surrender benefits                                                                   (101)          (17)
-----------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                       13,766           570
===========================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT --
         AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE INSURANCE(R)

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

American Enterprise Variable Life Account (the Account) was established under Indiana law and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940
Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Indiana.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in shares of the Funds as of Dec. 31, 2002 were as follows:

SUBACCOUNT                 INVESTS EXCLUSIVELY IN SHARES OF                                                   SHARES
----------------------------------------------------------------------------------------------------------------------
VPBCA                      AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                   414

VPBND                      AXP(R) Variable Portfolio - Bond Fund(1)                                             3,485

VPCPR                      AXP(R) Variable Portfolio - Capital Resource Fund                                       34

VPCMG                      AXP(R) Variable Portfolio - Cash Management Fund                                     7,440

VPDEI                      AXP(R) Variable Portfolio - Diversified Equity Income Fund                             323

VPEXI                      AXP(R) Variable Portfolio - Extra Income Fund(2)                                     2,374

VPFIF                      AXP(R) Variable Portfolio - Federal Income Fund(3)                                     299

VPGRO                      AXP(R) Variable Portfolio - Growth Fund                                              1,498

VPMGD                      AXP(R) Variable Portfolio - Managed Fund                                               617

VPNDM                      AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                   1,202

VPSCA                      AXP(R) Variable Portfolio - Small Cap Advantage Fund                                   279

VACAP                      AIM V.I. Capital Appreciation Fund, Series I Shares                                  2,355

VACDV                      AIM V.I. Capital Development Fund, Series I Shares                                   1,859

VAVAL                      AIM V.I. Premier Equity Fund, Series I Shares                                        1,527

VAPGR                      AllianceBernstein VP Premier Growth Portfolio (Class B)                                349

VATEC                      AllianceBernstein VP Technology Portfolio (Class B)                                    918

VAUGH                      AllianceBernstein VP U.S. Government/High Grade Securities Portfolio (Class B)         843

VBCAS                      Baron Capital Asset Fund - Insurance Shares                                            524

VWTEG                      Credit Suisse Trust - Emerging Growth Portfolio                                        321

VFGRI                      Fidelity(R) VIP Growth & Income Portfolio Service Class                              1,692

VFMDC                      Fidelity(R) VIP Mid Cap Portfolio Service Class                                      3,960

VFOVS                      Fidelity(R) VIP Overseas Portfolio Service Class                                       490

VFRES                      FTVIPT Franklin Real Estate Fund - Class 2                                             671

VFMSS                      FTVIPT Mutual Shares Securities Fund - Class 2                                         157

VILSE                      FTVIPT Templeton Foreign Securities Fund - Class 2(4)                                  122

VGCPG                      Goldman Sachs VIT Capital Growth Fund                                                  862

VGCUS                      Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                            354

VGINE                      Goldman Sachs VIT International Equity Fund                                            248

VJUDE                      JPMorgan U.S. Large Cap Core Equity Portfolio                                          594
                             (previously JPMorgan U.S. Disciplined Equity Portfolio)

VLREQ                      Lazard Retirement Equity Portfolio                                                     169

VLRIE                      Lazard Retirement International Equity Portfolio                                         7

VMNDS                      MFS(R) New Discovery Series - Initial Class                                          4,221

VMRES                      MFS(R) Research Series - Initial Class                                                 633

VMUTS                      MFS(R) Utilities Series - Initial Class                                              2,234

VPGRI                      Putnam VT Growth and Income Fund - Class IB Shares                                   1,121

VPIGR                      Putnam VT International Growth Fund - Class IB Shares                                1,012

VPINO                      Putnam VT International New Opportunities Fund - Class IB Shares                     3,755

VRMCC                      Royce Micro-Cap Portfolio                                                            2,288

VRPRM                      Royce Small-Cap Portfolio                                                            1,408

VWISC                      Wanger International Small Cap                                                         674

VWUSC                      Wanger U.S. Smaller Companies                                                          278

(1) Effective June 27, 2003, AXP(R) Variable Portfolio - Bond Fund will change its name to AXP(R) Variable Portfolio - Diversified Bond Fund.

(2) Effective June 27, 2003, AXP(R) Variable Portfolio - Extra Income Fund will change its name to AXP(R) Variable Portfolio - High Yield Bond Fund.

(3) Effective June 27, 2003, AXP(R) Variable Portfolio - Federal Income Fund will change its name to AXP(R) Variable Portfolio - Short Term U.S. Government Fund.

(4) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

                  AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT --
         AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE INSURANCE(R)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3. VARIABLE ACCOUNT EXPENSES

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the policy owners and beneficiaries will not affect the Variable Account. American Enterprise Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.9% of the average daily net assets of each subaccount.

4. POLICY CHARGES

A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which American Enterprise Life is assuming for the succeeding month. The monthly deduction will be taken from the sub accounts as specified in the application for the policy.

An administrative charge is deducted each month to reimburse American Enterprise Life for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies. Additional information can be found in the product's prospectus.

American Enterprise Life deducts a premium expense charge of 3% from each premium payment. It partially compensates American Enterprise Life for expenses in distributing the policy, including the agents' compensation, advertising and printing the prospectus and sales literature. It also compensates American Enterprise Life for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies.

Each month American Enterprise Life deducts charges for any optional insurance benefits added to the policy by rider.

5. SURRENDER CHARGES

American Enterprise Life will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the product's prospectus. Charges by American Enterprise Life for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $2,774,431 in 2002 and $1,749,013 in 2001. Such charges are not treated as a separate expense of the subaccounts or Account. They are ultimately deducted from surrender benefits paid by American Enterprise Life.

                  AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT --
         AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE INSURANCE(R)

6. RELATED PARTY TRANSACTIONS

Management fees were paid indirectly to IDS Life, in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:

FUND                                                                                     PERCENTAGE RANGE
---------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio -- Blue Chip Advantage Fund                                    0.560% to 0.470%
AXP(R) Variable Portfolio -- Bond Fund                                                   0.610% to 0.535%
AXP(R) Variable Portfolio -- Capital Resource Fund                                       0.630% to 0.570%
AXP(R) Variable Portfolio -- Cash Management Fund                                        0.510% to 0.440%
AXP(R) Variable Portfolio -- Diversified Equity Income Fund                              0.560% to 0.470%
AXP(R) Variable Portfolio -- Extra Income Fund                                           0.620% to 0.545%
AXP(R) Variable Portfolio -- Federal Income Fund                                         0.610% to 0.535%
AXP(R) Variable Portfolio -- Growth Fund                                                 0.630% to 0.570%
AXP(R) Variable Portfolio -- Managed Fund                                                0.630% to 0.550%
AXP(R) Variable Portfolio -- NEW DIMENSIONS FUND(R)                                      0.630% to 0.570%
AXP(R) Variable Portfolio -- Small Cap Advantage Fund                                    0.790% to 0.650%

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets. Effective Dec. 1, 2002, the performance incentive adjustment was added to some of the funds and the maximum changed for others.

                                                                     MAXIMUM                       MAXIMUM
                                                                    ADJUSTMENT                    ADJUSTMENT
FUND                                                          (PRIOR TO DEC. 1, 2002)         (AFTER DEC. 1, 2002)
-----------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                   0.08%                        0.12%
AXP(R) Variable Portfolio - Capital Resource Fund                       N/A                         0.12%
AXP(R) Variable Portfolio - Diversified Equity Income Fund             0.08%                        0.12%
AXP(R) Variable Portfolio - Growth Fund                                0.12%                        0.12%
AXP(R) Variable Portfolio - Managed Fund                                N/A                         0.08%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                      N/A                         0.12%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                   0.12%                        0.12%

IDS Life, in turn, paid to American Express Financial Corporation (AEFC) a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.25% for each Fund.

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under A Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                                     PERCENTAGE RANGE
AXP(R) Variable Portfolio -- Blue Chip Advantage Fund                                    0.040% to 0.020%
AXP(R) Variable Portfolio -- Bond Fund                                                   0.050% to 0.025%
AXP(R) Variable Portfolio -- Capital Resource Fund                                       0.050% to 0.030%
AXP(R) Variable Portfolio -- Cash Management Fund                                        0.030% to 0.020%
AXP(R) Variable Portfolio -- Diversified Equity Income Fund                              0.040% to 0.020%
AXP(R) Variable Portfolio -- Extra Income Fund                                           0.050% to 0.025%
AXP(R) Variable Portfolio -- Federal Income Fund                                         0.050% to 0.025%
AXP(R) Variable Portfolio -- Growth Fund                                                 0.050% to 0.030%
AXP(R) Variable Portfolio -- Managed Fund                                                0.040% to 0.020%
AXP(R) Variable Portfolio -- NEW DIMENSIONS FUND(R)                                      0.050% to 0.030%
AXP(R) Variable Portfolio -- Small Cap Advantage Fund                                    0.060% to 0.035%

The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

                  AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT --
         AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE INSURANCE(R)

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec.31, 2002 were as follows:

SUBACCOUNT                 INVESTMENT                                                                       PURCHASES
---------------------------------------------------------------------------------------------------------------------
VPBCA                      AXP(R) Variable Portfolio - Blue Chip Advantage Fund                            $    2,076

VPBND                      AXP(R) Variable Portfolio - Bond Fund                                               30,599

VPCPR                      AXP(R) Variable Portfolio - Capital Resource Fund                                      486

VPCMG                      AXP(R) Variable Portfolio - Cash Management Fund                                     7,154

VPDEI                      AXP(R) Variable Portfolio - Diversified Equity Income Fund                           3,222

VPEXI                      AXP(R) Variable Portfolio - Extra Income Fund                                        9,941

VPFIF                      AXP(R) Variable Portfolio - Federal Income Fund                                      2,620

VPGRO                      AXP(R) Variable Portfolio - Growth Fund                                              6,110

VPMGD                      AXP(R) Variable Portfolio - Managed Fund                                             6,120

VPNDM                      AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                   7,795

VPSCA                      AXP(R) Variable Portfolio - Small Cap Advantage Fund                                 1,700

VACAP                      AIM V.I. Capital Appreciation Fund, Series I Shares                                 35,793

VACDV                      AIM V.I. Capital Development Fund, Series I Shares                                  17,628

VAVAL                      AIM V.I. Premier Equity Fund, Series I Shares                                       20,885

VAPGR                      AllianceBernstein VP Premier Growth Portfolio (Class B)                              5,260

VATEC                      AllianceBernstein VP Technology Portfolio (Class B)                                  8,580

VAUGH                      AllianceBernstein VP U.S. Government/High Grade Securities Portfolio (Class B)       9,433

VBCAS                      Baron Capital Asset Fund - Insurance Shares                                          9,818

VWTEG                      Credit Suisse Trust - Emerging Growth Portfolio                                      1,811

VFGRI                      Fidelity(R) VIP Growth & Income Portfolio Service Class                             12,324

VFMDC                      Fidelity(R) VIP Mid Cap Portfolio Service Class                                     50,379

VFOVS                      Fidelity(R) VIP Overseas Portfolio Service Class                                     4,753

VFRES                      FTVIPT Franklin Real Estate Fund - Class 2                                          10,416

VFMSS                      FTVIPT Mutual Shares Securities Fund - Class 2                                       1,495

VILSE                      FTVIPT Templeton Foreign Securities Fund - Class 2                                   1,728

VGCPG                      Goldman Sachs VIT Capital Growth Fund                                                3,717

VGCUS                      Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                          1,821

VGINE                      Goldman Sachs VIT International Equity Fund                                            767

VJUDE                      JPMorgan U.S. Large Cap Core Equity Portfolio                                        4,947
                             (previously JPMorgan U.S. Disciplined Equity Portfolio)

VLREQ                      Lazard Retirement Equity Portfolio                                                   1,019

VLRIE                      Lazard Retirement International Equity Portfolio                                        --

VMNDS                      MFS(R) New Discovery Series - Initial Class                                         36,400

VMRES                      MFS(R) Research Series - Initial Class                                               3,847

VMUTS                      MFS(R) Utilities Series - Initial Class                                             22,712

VPGRI                      Putnam VT Growth and Income Fund - Class IB Shares                                  16,929

VPIGR                      Putnam VT International Growth Fund - Class IB Shares                                7,651

VPINO                      Putnam VT International New Opportunities Fund - Class IB Shares                     9,439

VRMCC                      Royce Micro-Cap Portfolio                                                           19,064

VRPRM                      Royce Small-Cap Portfolio                                                            8,092

VWISC                      Wanger International Small Cap                                                       7,529

VWUSC                      Wanger U.S. Smaller Companies                                                        6,471

                  AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT --
         AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE INSURANCE(R)

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                  VPBCA     VPBND     VPCPR     VPCMG     VPDEI     VPEXI     VPFIF     VPGRO     VPMGD    VPNDM
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  0.91  $   1.00  $   0.84  $   1.00  $   1.00  $   0.84  $   1.03  $   0.82  $   0.97  $   0.92
At Dec. 31, 2001                 $  0.75  $   1.07  $   0.68  $   1.03  $   1.01  $   0.88  $   1.09  $   0.56  $   0.86  $   0.76
At Dec. 31, 2002                 $  0.58  $   1.12  $   0.53  $   1.03  $   0.81  $   0.81  $   1.14  $   0.41  $   0.74  $   0.59
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                       2        10        --         2        --         8         1         5         3        16
At Dec. 31, 2002                       5        33         1         7         3        17         3        18        10        25
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                 $     2  $     10        --  $      2        --  $      7  $      1  $      3  $      3  $     12
At Dec. 31, 2002                 $     3  $     37  $      1  $      7  $      3  $     14  $      3  $      7  $      7  $     15
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001    0.79%     6.30%     0.35%     2.70%     1.19%    10.74%     4.41%       --      2.54%     0.34%
For the year ended Dec. 31, 2002    0.85%     5.15%     0.68%     1.11%     1.94%     7.66%     2.90%     0.13%     2.83%     0.52%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
For the year ended Dec. 31, 2002    0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001  (17.58%)    7.00%   (19.05%)    3.00%     1.00%     4.76%     5.83%   (31.71%)  (11.34%)  (17.39%)
For the year ended Dec. 31, 2002  (22.67%)    4.67%   (22.06%)    0.00%   (19.80%)   (7.95%)    4.59%   (26.79%)  (13.95%)  (22.37%)
----------------------------------------------------------------------------------------------------------------------------------

                                  VPSCA     VACAP     VACDV     VAVAL     VAPGR     VATEC     VAUGH     VBCAS     VWTEG    VFGRI
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  1.07  $   0.91  $   1.13  $   0.88  $   0.82  $   0.76  $   1.04  $   1.00  $   1.00  $   0.89
At Dec. 31, 2001                 $  0.99  $   0.69  $   1.03  $   0.76  $   0.67  $   0.57  $   1.11  $   1.11  $   0.83  $   0.80
At Dec. 31, 2002                 $  0.82  $   0.52  $   0.80  $   0.53  $   0.46  $   0.33  $   1.18  $   0.94  $   0.58  $   0.66
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                       2        30         8        17         5        10         2         2         2        15
At Dec. 31, 2002                       3        75        22        47        13        28         9         9         4        28
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                 $     2  $     21  $      9  $     13  $      4  $      6  $      2  $      2  $      1  $     12
At Dec. 31, 2002                 $     2  $     39  $     17  $     25  $      6  $      9  $     11  $      9  $      2  $     18
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --      0.33%       --        --      3.23%       --        --      0.20%
For the year ended Dec. 31, 2002      --        --        --      0.55%       --        --      2.73%       --        --      0.94%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
For the year ended Dec. 31, 2002    0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001   (7.48%)  (24.18%)   (8.85%)  (13.64%)  (18.29%)  (25.00%)    6.73%    11.00%   (17.00%)  (10.11%)
For the year ended Dec. 31, 2002  (17.17%)  (24.64%)  (22.33%)  (30.26%)  (31.34%)  (42.11%)    6.31%   (15.32%)  (30.12%)  (17.50%)
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT --
         AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE INSURANCE(R)

                                  VFMDC     VFOVS     VFRES     VFMSS   VILSE(4)    VGCPG     VGCUS     VGINE     VJUDE     VLREQ
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  1.34  $   0.75  $   1.12  $   1.07        --  $   0.93  $   0.92  $   0.88  $   0.88  $   0.99
At Dec. 31, 2001                 $  1.28  $   0.59  $   1.20  $   1.14        --  $   0.78  $   0.80  $   0.68  $   0.77  $   0.91
At Dec. 31, 2002                 $  1.15  $   0.46  $   1.21  $   1.00  $   0.84  $   0.59  $   0.62  $   0.55  $   0.57  $   0.75
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      27         3         3         1        --         8         2         3         3         1
At Dec. 31, 2002                      60        12        10         2         1        11         5         3        10         2
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                 $    34  $      2  $      3  $      1        --  $      6  $      2  $      2  $      3  $      1
At Dec. 31, 2002                 $    69  $      5  $     12  $      2  $      1  $      7  $      3  $      2  $      6  $      1
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --      0.48%     3.27%     0.33%       --      0.34%     2.50%     3.04%     1.28%     1.19%
For the year ended Dec. 31, 2002    0.59%     0.46%     2.67%     0.80%     2.40%     0.22%     1.07%     1.23%     0.04%     0.07%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    0.90%     0.90%     0.90%     0.90%       --      0.90%     0.90%     0.90%     0.90%     0.90%
For the year ended Dec. 31, 2002    0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001   (4.48%)  (21.33%)    7.14%     6.54%       --    (16.13%)  (13.04%)  (22.73%)  (12.50%)   (8.08%)
For the year ended Dec. 31, 2002  (10.16%)  (22.03%)    0.83%   (12.28%)  (16.00%)  (24.36%)  (22.50%)  (19.12%)  (25.97%)  (17.58%)
----------------------------------------------------------------------------------------------------------------------------------

                                  VLRIE     VMNDS     VMRES     VMUTS     VPGRI     VPIGR    VPINO      VRMCC    VRPRM      VWISC
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  0.91  $   0.98  $   0.91  $   0.98  $   0.97  $   0.84  $   0.61  $   1.18  $   1.31  $   0.65
At Dec. 31, 2001                 $  0.69  $   0.93  $   0.71  $   0.74  $   0.90  $   0.66  $   0.43  $   1.52  $   1.58  $   0.51
At Dec. 31, 2002                 $  0.61  $   0.63  $   0.53  $   0.56  $   0.72  $   0.54  $   0.37  $   1.32  $   1.35  $   0.44
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      --        29        10        16        13        11        75         2         2        14
At Dec. 31, 2002                      --        70        13        48        29        19        85        13         6        20
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      --  $     27  $      7  $     12  $     11  $      7  $     33  $      3  $      3  $      7
At Dec. 31, 2002                      --  $     44  $      7  $     27  $     21  $     10  $     31  $     17  $      8  $      9
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --      1.38%     0.58%     0.07%       --        --        --        --
For the year ended Dec. 31, 2002    0.08%       --      0.27%     2.30%     1.22%     0.72%     0.64%       --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
For the year ended Dec. 31, 2002    0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001  (24.18%)   (5.10%)  (21.98%)  (24.49%)   (7.22%)  (21.43%)  (29.51%)   28.81%    20.61%   (21.54%)
For the year ended Dec. 31, 2002  (11.59%)  (32.26%)  (25.35%)  (24.32%)  (20.00%)  (18.18%)  (13.95%)  (13.16%)  (14.56%)  (13.73%)
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT --
         AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE INSURANCE(R)

                                                                                               VWUSC
                                                                                             ----------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                                                             $     0.81
At Dec. 31, 2001                                                                             $     0.89
At Dec. 31, 2002                                                                             $     0.73
-------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                                                                      1
At Dec. 31, 2002                                                                                      7
-------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                                                             $        1
At Dec. 31, 2002                                                                             $        5
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                                                                     --
For the year ended Dec. 31, 2002                                                                     --
-------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                                                                   0.90%
For the year ended Dec. 31, 2002                                                                   0.90%
-------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                                                                   9.88%
For the year ended Dec. 31, 2002                                                                 (17.98%)
-------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) Operations commenced on March 1, 2002.

                  AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT --
         AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE INSURANCE(R)

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of American Enterprise Life Insurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Enterprise Life Insurance Company at December 31, 2002 and 2001, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                                               ERNST & YOUNG LLP

January 27, 2003

Minneapolis, Minnesota

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Balance Sheets
December 31, (In thousands, except share amounts)                                                     2002          2001
Assets
Investments:
   Available-for-sale:
      Fixed maturities, at fair value (amortized cost: 2002, $5,105,431; 2001,
         $3,282,893)                                                                               $5,288,855    $3,302,753
      Common stocks, at fair value (cost: 2002, $--; 2001, $172)                                           --           344
   Mortgage loans on real estate                                                                      587,535       654,209
   Other investments                                                                                    2,381         2,400
                                                                                                        -----         -----
      Total investments                                                                             5,878,771     3,959,706
Cash and cash equivalents                                                                           1,118,692       260,214
Amounts due from brokers                                                                                   --        41,705
Other accounts receivable                                                                               1,584         1,812
Accrued investment income                                                                              56,448        45,422
Deferred policy acquisition costs                                                                     260,577       217,923
Deferred income taxes, net                                                                                 --        32,132
Other assets                                                                                           15,887         8,527
Separate account assets                                                                               694,771       708,240
                                                                                                      -------       -------
      Total assets                                                                                 $8,026,730    $5,275,681
                                                                                                   ==========    ==========
Liabilities and stockholder's equity Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $5,411,938    $3,765,679
      Universal life-type insurance                                                                        16             3
   Policy claims and other policyholders' funds                                                         9,050         2,286
   Amounts due to brokers                                                                             985,081       225,127
   Deferred income taxes, net                                                                          17,608            --
   Other liabilities                                                                                   82,453        64,517
   Separate account liabilities                                                                       694,771       708,240
                                                                                                      -------       -------
      Total liabilities                                                                             7,200,917     4,765,852
Commitments and contingencies
Stockholder's equity:
   Capital stock, $150 par value per share; 100,000 shares authorized,
      20,000 shares issued and outstanding                                                              3,000         3,000
   Additional paid-in capital                                                                         591,872       341,872
   Accumulated other comprehensive income (loss), net of tax:
      Net unrealized securities gains                                                                 104,259        13,021
      Net unrealized derivative losses                                                                (13,234)      (21,670)
                                                                                                      -------       -------
         Total accumulated other comprehensive income (loss)                                           91,025        (8,649)
   Retained earnings                                                                                  139,916       173,606
                                                                                                      -------       -------
      Total stockholder's equity                                                                      825,813       509,829
                                                                                                      -------       -------
Total liabilities and stockholder's equity                                                         $8,026,730    $5,275,681
                                                                                                   ==========    ==========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Income
Years ended December 31, (In thousands)                                                 2002            2001          2000
Revenues
Net investment income                                                                 $292,067       $271,718      $299,759
Contractholder charges                                                                   6,454          5,998         6,865
Mortality and expense risk fees                                                         12,452         10,247         5,383
Net realized gain (loss) on investments                                                      3        (89,920)          469
                                                                                       -------        -------       -------
   Total revenues                                                                      310,976        198,043       312,476
                                                                                       -------        -------       -------
Benefits and expenses
Interest credited on universal life-type insurance and investment contracts            215,918        180,906       191,040
Amortization of deferred policy acquisition costs                                       48,469         45,494        47,676
Other operating expenses                                                                98,766         35,579        35,308
                                                                                       -------        -------       -------
   Total benefits and expenses                                                         363,153        261,979       274,024
                                                                                       -------        -------       -------
(Loss) income before income taxes                                                      (52,177)       (63,936)       38,452
Income tax (benefit) expense                                                           (18,487)       (22,208)       14,087
                                                                                       -------        -------       -------
Net (loss) income                                                                     $(33,690)      $(41,728)     $ 24,365
                                                                                      ========       ========      ========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity
                                                                                             Accumulated
                                                                                                other
                                                                               Additional   comprehensive                  Total
                                                                      Capital    paid-in   income (loss),  Retained    stockholder's
For the three years ended December 31, 2002 (In thousands)             stock     capital   net of tax       earnings      equity
Balance, January 1, 2000                                              $2,000    $282,872     $(69,753)      $190,969    $406,088
Comprehensive income:
   Net income                                                             --          --           --         24,365      24,365
   Net unrealized holding gains on available-for-sale securities
     arising during the year, net of income tax expense of $4,812         --          --        8,937             --       8,937
   Reclassification adjustment for gains on available-for-sale securities included in net income, net of income tax
     expense of $690                                                      --          --       (1,281)            --      (1,281)
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --        7,656             --       7,656
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      32,021
Change in par value of capital stock                                   1,000      (1,000)          --             --          --
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2000                                             3,000     281,872      (62,097)       215,334     438,109
Comprehensive income:
   Net loss                                                               --          --           --        (41,728)    (41,728)
   Cumulative effect of adopting SFAS No. 133,
     net of income tax benefit of $18,699                                 --          --      (34,726)            --     (34,726)
   Net unrealized holdings gains on available-for-sale securities
     arising during the year, net of income tax expense of $73,754        --          --      136,972             --     136,972
   Reclassification adjustment for gains on available-for-sale
     Securities included in net loss, net of income tax
     expense of $30,811                                                   --          --      (57,220)            --     (57,220)
   Reclassification adjustment for loss on derivatives included
     in net loss, net of income tax benefit of $4,535                     --          --        8,422             --       8,422
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --       53,448             --      53,448
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      11,720
Capital contribution                                                      --      60,000           --             --      60,000
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2001                                             3,000     341,872       (8,649)       173,606     509,829
Comprehensive income:
   Net loss                                                               --          --           --        (33,690)    (33,690)
   Net unrealized holding gains on available-for-sale securities arising during the year, net of deferred policy acquisition
     costs of ($23,026) and income tax expense of $51,599                 --          --       95,827             --      95,827
   Reclassification adjustment for gains on available-for-sale
     Securities included in net loss, net of income tax expense
     of $2,471                                                            --          --       (4,589)            --      (4,589)
   Reclassification adjustment for losses on derivatives
     included in net loss, net of income tax benefit of $4,542            --          --        8,436             --       8,436
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --       99,674             --      99,674
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      65,984
Capital contribution                                                      --     250,000           --             --     250,000
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2002                                            $3,000    $591,872     $ 91,025       $139,916    $825,813
                                                                      ======    ========     ========       ========    ========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Cash Flows
Years ended December 31, (In thousands)                                                 2002            2001          2000
Cash flows from operating activities
Net (loss) income                                                                 $   (33,690)    $   (41,728)   $  24,365
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
   Change in accrued investment income                                                (11,026)          9,519        1,735
   Change in other accounts receivable                                                    228            (945)        (551)
   Change in deferred policy acquisition costs, net                                   (65,680)        (19,301)     (18,334)
   Change in other assets                                                              (7,360)         31,411       (9,960)
   Change in policy claims and other policyholders' funds                               6,764          (7,009)      (2,802)
   Deferred income tax (benefit) provision                                             (3,725)        (34,562)       7,029
   Change in other liabilities                                                         17,936           6,553      (11,110)
   Amortization of premium (accretion of discount), net                                   167            (689)       2,682
   Net realized (gain) loss on investments                                                 (3)         89,920         (469)
   Other, net                                                                          12,784          (7,796)        (233)
                                                                                  -----------     -----------    ---------
      Net cash (used in) provided by operating activities                             (83,605)         25,373       (7,648)

Cash flows from investing activities
Held-to-maturity securities:
   Maturities, sinking fund payments and calls                                             --              --       65,716
   Sales                                                                                   --              --        5,128
Available-for-sale securities:
   Purchases                                                                       (3,409,718)     (1,446,157)    (101,665)
   Maturities, sinking fund payments and calls                                        500,348         379,281      171,297
   Sales                                                                            1,092,923         803,034      176,296
Other investments:
   Purchases                                                                           (4,391)         (8,513)      (1,388)
   Sales                                                                               64,988          71,110       65,978
Change in amounts due from brokers                                                     41,705         (40,389)      (1,316)
Change in amounts due to brokers                                                      759,954         200,740         (828)
                                                                                  -----------     -----------    ---------
      Net cash (used in) provided by investing activities                            (954,191)        (40,894)     379,218

Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                          2,052,002         779,626      398,462
   Surrenders and other benefits                                                     (621,646)       (779,649)    (926,220)
   Interest credited to account balances                                              215,918         180,906      191,040
Capital contribution                                                                  250,000          60,000           --
                                                                                  -----------     -----------    ---------
      Net cash provided by (used in) financing activities                           1,896,274         240,883     (336,718)
                                                                                  -----------     -----------    ---------
   Net increase in cash and cash equivalents                                          858,478         225,362       34,852
   Cash and cash equivalents at beginning of year                                     260,214          34,852           --
                                                                                  -----------     -----------    ---------
   Cash and cash equivalents at end of year                                       $ 1,118,692     $   260,214    $  34,852
                                                                                  ===========     ===========    =========
Supplemental disclosures:
   Income taxes paid                                                              $    12,761     $        --    $  14,861
   Interest on borrowings                                                                  --              15        1,073
                                                                                  -----------     -----------    ---------

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance and annuity business in 48 states. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. The Company also wholly-owns American Enterprise REO 1, LLC. This subsidiary holds mortgage loans on real estate and/or real estate investments.

The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Variable universal life insurance is offered as well. The Company distributes its products primarily through financial institutions and regional and/or independent broker dealers.

The Company's fixed annuity contracts guarantee a minimum interest rate during the accumulation period (the time before the annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion, and has adopted a practice whereby any higher current rate is guaranteed for a specified period. Under the Company's variable annuity products, the purchaser may choose among general account and separate account investment options. Within the general account, many contracts allow the purchaser to select the number of years a fixed rate will be guaranteed. If a guarantee term longer than one year is chosen, there may be a market value adjustment applied if funds are withdrawn before the end of that term. Separate account options include accounts investing in equities, bonds, managed funds and/or short term securities.

Basis of presentation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition

Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk fees, certain fee revenues from underlying nonproprietary mutual funds, and charges for optional benefits over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges.

Profits on variable universal life insurance are the excess of contractholder charges, mortality and expense risk fees, certain fee revenues from underlying nonproprietary mutual funds, and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs and other expenses. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. Mortality and expense risk fees are received from the variable life insurance separate accounts.

Investments -- Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for fixed maturity securities include, but are not limited to, issuer downgrade, default or bankruptcy. The Company also considers the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized gain
(loss) on investments within the Consolidated Statements of Income.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, the Company's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. The Company's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."

Net investment income, which primarily consists of interest earned on fixed maturity securities, is generally accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums, discounts and anticipated prepayments on mortgage-backed securities. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Cash and cash equivalents

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs

The costs of acquiring new business, including, for example, direct sales commissions, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The deferred acquisition costs (DAC) for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities and variable universal life insurance. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality, interest margin and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year.

When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. These adjustments are collectively referred to as unlocking adjustments. During 2002, 2001, and 2000 unlocking adjustments resulted in a net increase in amortization of $5,700, $1,900 and $1,500, respectively.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Guaranteed minimum death benefits

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in the value of the contract. A large portion of the Company's contracts containing a GMDB provision adjust the guaranteed amount annually. The periodic adjustment of these contracts can generally only increase the guaranteed amount. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable. Amounts expensed in 2002, 2001 and 2000 were $6,440, $821 and $40, respectively.

Liabilities for future policy benefits

Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.4%.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any single life. Risk not retained is reinsured with other life insurance companies on a yearly renewable term basis. The Company retains all accidental death benefit and waiver of premium risk. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Federal income taxes

The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life contract owners. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting developments

In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects the Company's CDO investments. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to other comprehensive income, depending on the instrument's designated use. The adoption of SFAS No. 133 resulted in a cumulative after-tax reduction to other comprehensive income of $34,726. This reduction in other comprehensive income is due to cash flow hedges that existed previous to adopting SFAS No. 133 that no longer qualify or are not designated for hedge accounting treatment under SFAS No. 133. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivatives and hedging activities.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity in 2001 to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs). The accounting provisions and expanded disclosure requirements of FIN 46 are effective immediately for VIEs created after January 31, 2003, and are effective for reporting periods beginning after June 15, 2003, for VIEs created prior to February 1, 2003. The Company continues to evaluate all relationships and interests in entities that may be considered VIEs.

2. INVESTMENTS

Fixed maturity and equity securities

The following is a summary of securities available-for-sale at December 31, 2002:

                                                                     Gross              Gross
                                                      Amortized   unrealized         unrealized        Fair
                                                        cost         gains             losses          value
Fixed maturity securities:
   U.S. Government agency obligations                $    4,928     $    389         $     --      $    5,317
   State and municipal obligations                        2,250          206               --           2,456
   Corporate bonds and obligations                    1,738,428      108,983           17,927       1,829,484
   Structured investments                                53,768           --            9,142          44,626
   Mortgage and other asset-backed securities         3,306,057      101,719              804       3,406,972
                                                     ----------     --------          -------      ----------
Total fixed maturity securities                      $5,105,431     $211,297          $27,873      $5,288,855
                                                     ==========     ========          =======      ==========

The amortized cost and fair value of fixed maturity securities at December 31, 2002 by contractual maturity are as follows:

                                                        Amortized      Fair
                                                          cost         value
Due within one year                                 $   148,358  $   150,744
Due from one to five years                              597,557      633,755
Due from five to ten years                              887,404      941,358
Due in more than ten years                              166,055      156,026
Mortgage and other asset-backed securities            3,306,057    3,406,972
                                                      ---------    ---------
   Total                                             $5,105,431   $5,288,855
                                                     ==========   ==========

The timing of actual receipts will differ from contractual maturities because issuers may have the right to call or prepay obligations.

The following is a summary of securities available-for-sale at December 31, 2001:

                                                                       Gross            Gross
                                                        Amortized   unrealized       unrealized        Fair
                                                          cost         gains           losses          value
Fixed maturity securities:
   U.S. Government agency obligations                $    3,444      $   130          $    45      $    3,529
   State and municipal obligations                        2,250           18               --           2,268
   Corporate bonds and obligations                    1,746,620       43,487           19,757       1,770,350
   Structured investments                                60,024           --           14,383          45,641
   Mortgage and other asset-backed securities         1,470,555       18,528            8,118       1,480,965
                                                     ----------     --------          -------      ----------
Total fixed maturity securities                      $3,282,893      $62,163          $42,303      $3,302,753
                                                     ==========      =======          =======      ==========
Common stocks                                        $      172      $   172          $    --      $      344
                                                     ==========      =======          =======      ==========

Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $934,091 and net unrealized losses of $7,060 to available-for-sale as of January 1, 2001.

At December 31, 2002 and 2001, bonds carried at $3,418 and $3,444, respectively, were on deposit with various states as required by law.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

At December 31, 2002, fixed maturity securities comprised approximately 90 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $96 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

Rating                                                2002          2001
AAA                                                    65%           49%
AA                                                      1             1
A                                                      10            14
BBB                                                    19            32
Below investment grade                                  5             4
                                                      ----          ----
   Total                                              100%          100%
                                                      ----          ----

At December 31, 2002, approximately 97% of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

Available-for-sale securities were sold during 2002 with proceeds of $1,092,923 and gross realized gains and losses of $38,067 and $16,970, respectively. Available-for-sale securities were sold during 2001 with proceeds of $803,034 and gross realized gains and losses of $17,879 and $72,587, respectively. Available-for-sale securities were sold during 2000 with proceeds of $176,296 and gross realized gains and losses of $4,305 and $1,748, respectively.

During the years ended December 31, 2002, 2001, and 2000, the Company also recognized losses of $15,029, $30,062, and $5,434, respectively due to other-than-temporary impairments on structured investments and corporate debt securities. These amounts are reflected in the net realized gain (loss) on investments in the Consolidated Statements of Income. The 2001 realized losses and other-than-temporary impairments include the effect of the write-downs and sale of high-yield securities discussed below.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2002 and 2001, was $183,424 and $20,032, respectively, with the $163,392 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2002. For the year ended December 31, 2001 the change in net unrealized losses on available-for-sale securities was a decrease of $115,567. For the year ended December 31, 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $11,777.

During 2001, the Company recorded pretax losses of $90,151 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors, and to write down certain other investments. Within the Consolidated Statements of Income, $83,663 of these losses are included in Net realized gains (losses) on investments and $6,488 are included in Net investment income.

During 2001, the Company placed its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $53,615, into a securitization trust. In return, the company received $7,108 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $46,507. As of December 31, 2002, the retained interests had a carrying value of approximately $45,000, of which approximately $31,000 is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue 99-20.

Fair values of fixed maturity and equity securities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Mortgage loans on real estate

At December 31, 2002, approximately 10% of the Company's invested assets were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                         December 31, 2002                   December 31, 2001
                                   On balance        Funding             On balance      Funding
Region                                sheet        commitments              sheet      commitments
South Atlantic                      $145,999         $--                 $161,912        $1,940
Middle Atlantic                       82,679          --                   93,771            --
East North Central                   102,483          --                  114,292            --
Mountain                              75,001          --                   81,520            27
West North Central                    99,790          --                  106,432            --
New England                           27,860          --                   34,896            --
Pacific                               25,759          --                   31,836            --
West South Central                    26,889          --                   27,421            --
East South Central                     7,156          --                    6,361            --
                                    --------         ---                 --------        ------
                                     593,616          --                  658,441         1,967
Less reserves for losses               6,081          --                    4,232            --
                                    --------         ---                 --------        ------
   Total                            $587,535         $--                 $654,209        $1,967
                                    ========         ===                 ========        ======

                                         December 31, 2002                   December 31, 2001
                                   On balance        Funding             On balance      Funding
Property type                         sheet        commitments              sheet      commitments
Department/retail stores            $155,370         $--                 $179,890        $   --
Apartments                           132,567          --                  143,430         1,940
Office buildings                     171,298          --                  185,925            --
Industrial buildings                  67,776          --                   72,745            --
Hotels/motels                         35,421          --                   37,569            --
Medical buildings                     24,052          --                   28,360            --
Nursing/retirement homes               2,707          --                    2,787            --
Mixed use                              4,425          --                    7,735            27
                                    --------         ---                 --------        ------
                                     593,616          --                  658,441         1,967
Less reserves for losses               6,081          --                    4,232            --
                                    --------         ---                 --------        ------
   Total                            $587,535         $--                 $654,209        $1,967
                                    ========         ===                 ========        ======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2002, 2001 and 2000, the Company's investment in impaired loans was $11,705, $3,632 and $9,014, respectively, with related reserves of $4,730, $835 and $500, respectively.

During 2002, 2001 and 2000, the average investment in impaired loans was $9,352, $6,394, and $4,684, respectively.

The Company recognized $349, $271 and $221 of interest income related to impaired loans for the years ended December 31, 2002, 2001 and 2000, respectively.

The following table presents changes in the reserve for mortgage loan losses:

                                               2002         2001         2000
Balance, January 1                           $4,232       $3,304      $ 6,650
Provision for mortgage loan losses            1,849          928       (3,346)
                                              -----          ---       ------
Balance, December 31                         $6,081       $4,232      $ 3,304
                                             ======       ======      =======

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Sources of investment income and realized gains (losses) on investments

Net investment income for the years ended December 31 is summarized as follows:

                                              2002         2001         2000
Income on fixed maturities                 $239,084     $211,920     $237,201
Income on mortgage loans on real estate      47,697       54,723       59,686
Other                                         8,874        6,498        6,829
                                           --------     --------     --------
                                            295,655      273,141      303,716
Less investment expenses                      3,588        1,423        3,957
                                           --------     --------     --------
   Total                                   $292,067     $271,718     $299,759
                                           ========     ========     ========

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

                                              2002         2001         2000
Fixed maturities                            $ 6,068     $(84,770)     $(2,877)
Mortgage loans on real estate                (5,744)      (1,263)       3,346
Other                                          (321)      (3,887)          --
                                            -------     --------      -------
   Total                                    $     3     $(89,920)     $   469
                                            =======     ========      =======

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax (benefit) expense for the years ended December 31 consists of the following:

                                              2002         2001         2000
Federal income taxes
   Current                                 $(15,096)    $ 11,803      $ 6,170
   Deferred                                  (3,725)     (34,562)       7,029
                                           --------     --------     --------
                                            (18,821)     (22,759)      13,199
State income taxes -- current                   334          551          888
                                           --------     --------     --------
Income tax (benefit) expense               $(18,487)    $(22,208)     $14,087
                                           ========     ========      =======

Income tax (benefit) expense differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                               2002                     2001                    2000
                                                       Provision     Rate      Provision     Rate      Provision       Rate
Federal income taxes based on the statutory rate      $(18,262)     (35.0)%   $(22,378)     (35.0)%    $13,458        35.0%
Tax-exempt interest and dividend income                    (62)      (0.1)          (3)        --           (4)         --
State taxes, net of federal benefit                        217        0.4          358        0.6          578         1.5
Other, net                                                (380)      (0.7)        (185)      (0.3)          55         0.1
                                                      --------      -----     --------      -----      -------        ----
Total income taxes                                    $(18,487)     (35.4)%   $(22,208)     (34.7)%    $14,087        36.6%
                                                      ========      =====     ========      =====      =======        ====

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                              2002       2001
Deferred income tax assets:
   Policy reserves                                         $ 48,048    $46,263
   Investments                                               50,548     38,618
   Other                                                     13,175      5,939
                                                             ------      -----
Total deferred income tax assets                            111,771     90,820
                                                            -------     ------
Deferred income tax liabilities:
   Deferred policy acquisition costs                         73,243     58,688
   Net unrealized gains on available-for-sale securities     56,136         --
                                                            -------     ------
Total deferred income tax liabilities                       129,379     58,688
                                                            -------     ------
Net deferred income tax (liabilities) assets               $(17,608)   $32,132
                                                           ========    =======

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. The Company's statutory unassigned deficit aggregated $101,533 and $41,371 as of December 31, 2002 and 2001, respectively. Any dividend distributions in 2003 would require approval by the Insurance Department of the State of Indiana.

Statutory net loss for the years ended December 31 and statutory capital and surplus as of December 31, are summarized as follows:

                                              2002         2001         2000
Statutory net loss                         $(85,113)    $(81,461)    $(11,928)
Statutory capital and surplus               493,339      303,501      315,930
                                            -------      -------      -------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The State of Indiana adopted the provisions of the revised manual without modification. The revised manual changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $44,786 to the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS

The Company has no employees. Charges by IDS Life for the use of joint facilities, technology support, marketing services and other services aggregated $44,500, $34,681 and $45,191 for the years ended December 31, 2002, 2001 and
2000, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

The Company has entered into interest rate swaps and interest rate floors with IDS Life. See Note 8 for more details.

Included in other liabilities at December 31, 2002 and 2001 is $1,506 and $28,919, respectively, payable to IDS Life for federal income taxes.

6. LINES OF CREDIT

The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2002 or 2001.

7. COMMITMENTS AND CONTINGENCIES

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse affect on the Company.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. The Company's parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. The Company is a named defendant in one of the state filed lawsuits and the federal lawsuit. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits, including the one described above. It is expected the settlement will provide $215,000 of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985. The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and the Company. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.

At December 31, 2002, the Company had no commitments to purchase investments or to fund mortgage loans (see Note 2).

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed by SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation, based upon the exposure being hedged. The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

The Company enters into interest rate swaps, floors and caps to manage the Company's interest rate risk. Specifically, the Company uses the instruments to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. The interest rate swaps and floors are exclusively with IDS Life. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate swaps had carrying amounts of ($72,512) and ($28,868) at December 31, 2002 and 2001, respectively, and are included in Other liabilities. The interest rate floors had carrying amounts of $15,852 and $7,020 at December 31, 2002 and 2001, respectively, and are included in Other assets. The interest rate caps had carrying amounts of $8 and $333 as of December 31, 2002 and 2001, respectively, and are included in Other assets. The Company incurred ($56,752) and ($5,190) in derivative losses in 2002 and 2001, respectively, which are included in Other operating expenses. The increase in derivative losses in 2002 is primarily due to the impact that decreasing interest rates had on the market value of the Company's interest rate swaps. The derivatives expire at various dates through 2006.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                    2002                                       2001
                                                         Carrying          Fair                       Carrying        Fair
Financial Assets                                          amount           value                       amount         value
Fixed maturities                                       $5,288,855     $5,288,855                   $3,302,753    $3,302,753
Common stocks                                                  --             --                          344           344
Mortgage loans on real estate                             587,535        656,200                      654,209       684,566
Derivatives                                                15,852         15,852                        7,354         7,354
Cash and cash equivalents                               1,118,692      1,118,692                      260,214       260,214
Separate account assets                                   694,771        694,771                      708,240       708,240
                                                          -------        -------                      -------       -------
Financial Liabilities
Future policy benefits for fixed annuities             $5,388,765     $5,256,677                   $3,745,846    $3,668,111
Derivatives                                                73,058         73,058                       28,868        28,868
Separate account liabilities                              694,248        671,315                      707,959       685,607
                                                          -------        -------                      -------       -------

At December 31, 2002 and 2001, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $23,173 and $19,833, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2002 and 2001. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2002 and 2001.

At December 31, 2002 and 2001, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $523 and $281, respectively.
                                                              S-6482-20 F (5/03)

                            PART C: OTHER INFORMATION

Item 27. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of the Executive Committee of the Board of Directors of American Enterprise Life Insurance Company establishing the Trust, dated July 15, 1987, filed electronically as Exhibit 1.A (1)(a) to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

(a)(2) Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing the Separate Account, dated November 3, 1999, filed electronically as Exhibit 1.A
         (1)(b) to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-84121, and is incorporated herein by reference.

(a)(3)   Resolution of the Board of Directors of American  Enterprise
         Life Insurance Company establishing one subaccount - FTVIPT Templeton International Securities Fund - Class 2 dated February 28, 2002 and filed electronically as Exhibit 1. A. (1) (c) to Post-Effective Amendment No. 3 to the Registration Statement No. 333-84121 is incorporated by reference.

(b)      Not applicable.

(c)(1) Form of Selling Agreement for American Enterprise Life Insurance Company filed electronically as Exhibit 1.A. (3)(b)(1) to Post-Effective Amendment No. 1 to the Registration Statement No. 333-84121 filed on or about April 26, 2000, is incorporated herein by reference.

(d)(1) Flexible Premium Variable Life Insurance Policy (SIG-VUL) filed electronically as Exhibit 1.A (5)(a) to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-84121, is incorporated herein by reference.

(d)(2)   Accidental  Death  Benefit  Rider  filed   electronically  as  Exhibit
         1.A.(5)(b) to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-84121, is incorporated herein by reference.

(d)(3)   Additional  Insured Rider (Term  Insurance)  filed  electronically  as
         Exhibit 1.A.(5)(c) to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-84121, is incorporated herein by reference.

(d)(4) Children's Level Term Insurance Rider filed electronically as Exhibit 1.A.(5)(d) to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-84121, is incorporated herein by reference.

(d)(5) Term Insurance Rider filed electronically as Exhibit 1.A.(5)(e) to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-84121, is incorporated herein by reference.

(d)(6) Waiver of Monthly Deduction Rider for Total Disability filed electronically as Exhibit 1.A.(5)(f) to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-84121, is incorporated herein by reference.

(e)(1) Form of Application for the Flexible Premium Variable Life Insurance Policy filed electronically as Exhibit 1.A.(10) to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-84121, is incorporated herein by reference.

(f)(1) Amendment and Restatement of Articles of Incorporation of American Enterprise Life dated July 29, 1986, filed electronically as Exhibit
         6.1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

(f)(2)   Amended By-Laws of American  Enterprise Life filed  electronically  as
         Exhibit 6.2 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

(f)(3) Amended By-Laws of American Enterprise Life, dated September 11, 2002, filed electronically as Exhibit 6.3 to Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

(h)(1) Copy of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., American Enterprise Life Insurance Company, on behalf of itself and its separate accounts, and American Express Financial Advisors, Inc., dated Oct. 30, 1997 filed electronically as
         Exhibit 8.5 to Post-Effective Amendment No. 10 to Registration Statement No. 33-54471 is incorporated herein by reference.

(h)(2) Copy of Participation Agreement by and among Baron Capital Funds Trust and BAMCO, Inc. and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 8(j) to Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, is incorporated herein by reference.

(h)(3) Copy of Participation Agreement by and among American Enterprise Life Insurance Company and Warburg Pincus Trust and Credit Suisse Asset Management Securities, Inc., dated September 1, 1999, filed electronically as Exhibit 8(p) to Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, is incorporated herein by reference.

(h)(4)   Copy  of   Participation   Agreement   between   American
         Enterprise Life Insurance Company and the Variable Insurance Products Fund, Fidelity Distributors Corporation, dated September 1, 199 filed electronically as Exhibit 1.A. (8)(a) to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-84121, is incorporated herein by reference.

(h)(5)   Copy  of   Participation   Agreement   between   American
         Enterprise Life Insurance Company and the Variable Insurance Products Fund III, Fidelity Distributors Corporation, dated September 1, 1999 filed electronically as Exhibit 1.A.
         (8)(b) to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-84121, is incorporated herein by reference.

(h)(6) Copy of Participation Agreement by and between Goldman Sachs Variable Insurance Company, dated April 1, 1999, filed electronically as Exhibit 8.4(a) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 is incorporated by reference.

(h)(7) Copy of Participation Agreement among Janus Aspen Series and American Enterprise Life Insurance Company, dated October 8, 1997, filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 9 to Registration Statement No. 33-54471, is incorporated herein by reference.

(h)(8) Copy of Participation Agreement between Janus Aspen Series and American Enterprise Life Insurance Company, dated March 1, 2000, filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 27, 2001, is incorporated by reference.

(h)(9) Copy of Participation Agreement by and among American Enterprise Life Insurance Company, American Express Financial Advisors Inc., Lazard Asset Management, and Lazard Retirement Series, Inc., dated Sept, 1, 1999, filed electronically as Exhibit 8(l) to Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, is incorporated herein by reference.

(h)(10)  Copy  of  Participation   Agreement  among  MFS  Variable
         Insurance Trust, American Enterprise Life Insurance Company and Massachusetts Financial Services Company, dated Sept. 1, 1999, filed electronically as Exhibit 8(m) to Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, is incorporated herein by reference.

(h)(11) Copy of Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds, Corp. and American Enterprise Life Insurance Company, dated Jan. 16, 1995, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-54471 is incorporated by herein by reference.

(h)(12) Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and American Enterprise Life Insurance Company dated Sept. 1, 1999, filed electronically as Exhibit 8(o) to Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, is incorporated herein by reference.

(h)(13) Copy of Participation Agreement by and among Wanger Advisors Trust, Liberty Wanger Asset Management, L.P. and American Enterprise Life Insurance Company, dated August 30, 1999, filed electronically as Exhibit 8.12 to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

(h)(14) Copy of Participation Agreement by and among American Enterprise Life Insurance Company, American Express Financial Advisors, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc., dated January 1, 2000, filed electronically as Exhibit 8.2 to 3 to Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

(h)(15) Copy of Participation Agreement among American Enterprise Life Insurance Company and The Dreyfus Socially Responsible Fund, Inc. and Dreyfus Variable Investment Fund, dated August 26, 1999, filed electronically as Exhibit 8.2 to American Enterprise Variable Account's Post Effective Amendment No. 8 to Registration Statement No. 333-92297, filed on or about October 21, 2002, is incorporated by reference.

(h)(16)  Copy of Participation Agreement among Variable Insurance Products Fund,
         Fidelity   Distributors   Corporation  and  American  Enterprise  Life
         Insurance  Company,  dated  July 15,  2002,  filed  electronically  as
         Exhibit  8.3  to  American   Enterprise   Variable  Annuity  Account's
         Post-Effective   Amendment  No.  8  to   Registration   Statement  No.
         333-92297, filed on or about October 21, 2002, is incorporated by reference.

(i)      Not applicable

(j)      Not applicable

(k)      Consent and Opinion of Counsel is filed electronically herewith.

(l)      Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A.,
         Vice President, Insurance Product Development is filed electronically herewith.

(m) Calculations of Illustrations for SIG-VUL are filed electronically herewith.

(n) Consent of Independent Auditors for SIG-VUL dated April 25, 2003 is filed electronically herewith.

(o)      Not applicable.

(p)      Not applicable.

(q) American Enterprise Life Insurance Company's Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as Exhibit 11 to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-84121, is incorporated herein by reference.

(r)(1)   Power of Attorney to sign amendments to this Registration Statement
         dated  April  25,  2001  filed   electronically   as  Exhibit  7(c)  to
         Post-Effective Amendment No. 3 to Registration Statement No. 333-84121 is incorporated herein by reference.

(r)(2) Power of Attorney to sign amendments to this Registration Statement dated April 9, 2002 filed electronically as Exhibit 7(d) to Post-Effective Amendment No. 3 to Registration Statement No. 333-84121 is incorporated herein by reference.

(r)(3) Power of Attorney to sign amendments to this Registration Statement dated April 16, 2003 is filed electronically herewith.

(r)(4) Power of Attorney to sign amendments to this Registration Statement dated April 21, 2003 is filed electronically herewith.


Item 28. Directors and Officers of the Depositor (American Enterprise Life
         Insurance Company)

Name                                  Principal Business Address*       Positions and Offices with Depositor
------------------------------------- --------------------------------- --------------------------------------

Gumer C. Alvero                                                         Director, Chairman of the Board and
                                                                        Executive Vice President - Annuities

Walter S. Berman                                                        Interim Treasurer


Douglas K. Dunning                                                      Director


Lorraine R. Hart                                                        Vice President, Investments


Carol A. Holton                                                         Director, President and Chief
                                                                        Executive Officer

Paul S. Mannweiler                    201 North Illinois St.            Director
                                      Indianapolis, IN  46204

Eric L. Marhoun                                                         Vice President, Group Counsel and
                                                                        Assistant Secretary

Jeryl A. Millner                                                        Vice President and Controller


Mary Ellyn Minenko                                                      Vice President, Group Counsel and
                                                                        Assistant Secretary

James M. Odland                                                         Vice President, General Counsel and
                                                                        Secretary

Teresa J. Rasmussen                                                     Director


John T. Sweeney                                                         Vice President - Finance


* Unless otherwise noted, the principal business address is: 829 AXP Financial Center, Minneapolis, MN 55474.

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries of American Express Company.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income, LLC                                                       Minnesota
     Advisory Capital Partners LLC                                                      Minnesota
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage                                                      Minnesota
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Minnesota
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Company                                                           New York
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Personal Trust Services, FSB                                      Federal
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency - WI                           Wisconsin
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Arkansas                                                   Arkansas
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Life Insurance Company Investors Syndicate Development Corporation             Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware

Item 30. Indemnification


The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31  Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

          AXP California Tax-Exempt Trust; AXP Dimensions Series, Inc.; AXP Discovery Series, Inc.; AXP Equity Series, Inc.; AXP Fixed Income Series, Inc.; AXP Global Series, Inc.; AXP Government Income Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP High Yield Tax-Exempt Series, Inc.; AXP Income Series, Inc.; AXP International Series, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP Partners Series, Inc.; AXP Partners International Series, Inc.; AXP Progressive Series, Inc.; AXP Sector Series, Inc.; AXP Selected Series, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Series, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; American Express Certificate Company.

(b)      As to each director, officer or partner of the principal underwriter:


         Name and Principal                             Position and Offices with
         Business Address*                              Underwriter

         Ruediger Adolf                                 Senior Vice President

         Gumer C. Alvero                                Vice President - General
                                                        Manager Annuities

         Ward D. Armstrong                              Senior Vice President -
                                                        Retirement Services and
                                                        Asset Management

         John M. Baker                                  Vice President - Plan
                                                        Sponsor Services

         Dudley Barksdale                               Vice President - Service
                                                        Development

         Timothy V. Bechtold                            Vice President -
                                                        Insurance Products

         Arthur H. Berman                               Senior Vice President - Finance

         Walter S. Berman                               Director, Senior Vice President -
                                                        and Chief Financial Officer

         Robert C. Bloomy                               Vice President - Technologies

         Leslie H. Bodell                               Vice President - Technologies

         Paul V. Bruce                                  Vice President - Compliance

         Rob Bohli                                      Group Vice President -
         10375 Richmond Avenue #600                     South Texas
         Houston, TX  77042

         Walter K. Booker                               Group Vice President -
         Suite 200, 3500 Market                         New Jersey
         Street
         Camp Hill, NJ  17011

         Bruce J. Bordelon                              Group Vice President -
         1333 N. California Blvd.,                      Northern California
         Suite 200
         Walnut Creek, CA  94596

         Kenneth J. Ciak                                Vice President and
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                               Vice President - Relationship
                                                        Leader Retail Distribution Services

         James M. Cracchiolo                            Director, Chairman, President and
                                                        Chief Executive Officer

         Colleen Curran                                 Vice President and
                                                        Assistant General Counsel

         Luz Maria Davis                                Vice President -
                                                        Communications

         Arthur E. DeLorenzo                            Group Vice President -
         4 Atrium Drive, #100                           Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                          Group Vice President -
         Suite 500, 8045 Leesburg                       Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Kenneth Dykman                                 Group Vice President -
         6000 28th Street South East                    Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         Bradford L. Drew                               Group Vice President -
         Two Datran Center                              Eastern Florida
         Penthouse One B
         9130 S. Dadeland Blvd.
         Miami, FL  33156

         William V. Elliot                              Vice President - Financial
                                                        Planning and Advice

         Benjamin R. Field                              Vice President - Finanace
                                                        Education and Planning

         Gordon M. Fines                                Vice President - Mutual
                                                        Fund Equity Investments

         Giunero Floro                                  Vice President - Creative
                                                        Services

         Terrence J. Flynn                              Vice President - Brokerage
                                                        Services

         Jeffrey P. Fox                                 Vice President - Investment
                                                        Accounting

         Brenda H. Fraser                               Executive Vice President -
                                                        AEFA Products and Corporate
                                                        Marketing

         Peter A. Gallus                                Vice President -
                                                        Investment
                                                        Administration

         Gary W. Gassmann                               Group Vice President -
                                                        Detroit Metro

         Steven Guida                                   Vice President -
                                                        New Business and Service

         Teresa A. Hanratty                             Senior Vice President -
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President -
                                                        Insurance Investments

         Janis K. Heaney                                Vice President -
                                                        Incentive Management

         Brian M. Heath                                 Senior Vice President
         Suite 150                                      and General Sales Manager
         801 E. Campbell Road
         Richardson, TX  75081

         Henry Heitman                                  Vice President - Brokerage
                                                        Development

         Jon E. Hjelm                                   Group Vice President -
         319 Southbridge Street                         Ohio Valley
         Auburn, MA  01501

         David J. Hockenberry                           Group Vice President -
         30 Burton Hills Blvd.                          Mid South
         Suite 175
         Nashville, TN  37215
 `
         Carol A. Holton                                Vice President - Third
                                                        Party Distribution

         Claire L. Huang                                Senior Vice President - Retail
                                                        Marketing

         Debra A. Hutchinson                            Vice President -
                                                        Relationship Leader

         Diana R. Iannarone                             Group Vice President -
         3030 N.W. Expressway                           Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                             Group Vice President -

         James M. Jensen                                Vice President -
                                                        Advice and
                                                        Retail Distribution
                                                        Group, Product,
                                                        Compensation and Field
                                                        Administration

         Jody M. Johnson                                Group Vice President -
                                                        Twin Cities Metro

         Nancy E. Jones                                 Vice President - Business
                                                        Development

         William A. Jones                               Vice President - Technologies

         John C. Junek                                  Senior Vice President,
                                                        General Counsel

         Ora J. Kaine                                   Vice President -
                                                        Retail Distribution Services
                                                        and Chief of Staff

         Michelle M. Keeley                             Senior Vice President -
                                                        Fixed Income

         Raymond G. Kelly                               Group Vice President -
         Suite 250                                      North Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                                Vice President - Service
                                                        Quality

         Mitre Kutanovski                               Group Vice President -
         Suite 680                                      Chicago Metro
         8585 Broadway
         Merrillville, IN  48410

         Lori J. Larson                                 Vice President -
                                                        Brokerage and Direct
                                                        Services

         Daniel E. Laufenberg                           Vice President and Chief
                                                        U.S. Economist

         Jane W. Lee                                    Vice President - New
                                                        Business Development and
                                                        Marketing

         Catherine M. Libbe                             Vice President - Marketing
                                                        & Product Services

         Judd K. Lohmann                                Treasurer

         Diane D. Lyngstad                              Vice President - Lead Financial
                                                        Officer, U.S. Retail Group

         Thomas A. Mahowald                             Vice President and Director of
                                                        Equity Research

         Timothy J. Masek                               Vice President and
                                                        Director of Fixed Income
                                                        Research

         Penny Mazal                                    Vice President - Business
                                                        Transformation

         Mark T. McGannon                               Vice President and General
                                                        Sales Manager - AEFA Products

         Brian J. McGrane                               Vice President - LFO Finance

         Dean O. McGill                                 Group Vice President -
         11835 W. Olympic Blvd                          Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                              Vice President - Wrap and Trust
                                                        Products

         Timothy S. Meehan                              Secretary

         Paula R. Meyer                                 Senior Vice President and
                                                        General Manager - Mutual Funds

         Jeryl A. Millner                               Vice President - LFO, Insurance,
                                                        Annuities and Certificates

         Barry J. Murphy                                Executive Vice President -
                                                        U.S. Retail Group

         Thomas V. Nicolosi                             Group Vice President -
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell                           Group Vice President -
                                                        Southern New England

         Francois B. Odouard                            Vice President - Brokerage

         Michael J. O'Keefe                             Vice President -
                                                        Advisory Business Systems

         Kris Petersen                                  Vice President - SPS and
                                                        External Products

         John G. Poole                                  Group Vice President -
         Westview Place, #200                           Gateway/Springfield
         12323 Olive Blvd.
         Creve Couer, MO  63141


         Larry M. Post                                  Group Vice President -
         One Tower Bridge                               New England
         100 Front Street 8th Fl
         West Conshohocken, PA
         19428

         Ronald W. Powell                               Vice President and
                                                        Assistant General Counsel

         Teresa J. Rasmussen                            Vice President and
                                                        Assistant General Counsel

         Ralph D. Richardson III                        Group Vice President -
         Suite 800                                      Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         Daniel J. Rivera                               Vice President - Senior
                                                        Portfolio Manager

         ReBecca K. Roloff                              Senior Vice President -
                                                        Field Management and
                                                        Financial Advisory
                                                        Services

         Stephen W. Roszell                             Senior Vice President -
                                                        Institutional

         Maximillian G. Roth                            Group Vice President -
         Suite 201 S. IDS Ctr                           Wisconsin/Upper Michigan
         1400 Lombardi Avenue
         Green Bay, WI  54304


         Russell L. Scalfano                            Group Vice President -
         Suite 201                                      Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                               Vice President - Client Development
                                                        and Migration

         Peter B. Schofield                             Vice President - Auditing

         Gary A. Scott                                  Vice President - Client
                                                        Acquisition Marketing

         Albert L. Soule                                Group Vice President

         Bridget Sperl                                  Senior Vice President -
                                                        Client Service

         Paul J. Stanislaw                              Group Vice President -
         Suite 1100                                     Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92714

         Lisa A. Steffes                                Vice President -
                                                        Marketing Offer
                                                        Development

         David K. Stewart                               Vice President - AEFA Controller

         Lois A. Stilwell                               Group Vice President -
         Suite 433                                      Greater Minnesota
         9900 East Bren Rd.                             Area/Iowa
         Minnetonka, MN  55343

         Caroline Stockdale-Boon                        Senior Vice President - Relationship
                                                        Leader of Human Resources

         Jeffrey J. Stremcha                            Vice President -
                                                        Information Resource
                                                        Management/ISD

         John T. Sweeney                                Vice President - Lead Financial
                                                        Officer, Products

         Craig P. Taucher                               Group Vice President -
         Suite 150                                      Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -
         Suite 425                                      Pacific Northwest
         101 Elliot Avenue West
         Seattle, WA  98119

         William F. Truscott                            Senior Vice President -
                                                        Chief Investment Officer

         George F. Tsafaridis                           Vice President - Quality &
                                                        Service Support

         Janet M. Vandenbark                            Group Vice President -
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Peter S. Velardi                               Senior Vice President -
                                                        Field Management

         Andrew O. Washburn                             Vice President -
                                                        Mutual Fund Marketing

         Donald F. Weaver                               Group Vice President -
         3500 Market Street,                            Eastern Pennsylvania/
         Suite 200                                      Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                                 Vice President and
                                                        Chief Compliance Officer

         Jeffrey A. Williams                            Senior Vice President -
                                                        Cross-Sell/Strategic
                                                        Marketing

         William J. Williams                            Senior Vice President -
                                                        Field Management

         Dianne Wilson                                  Vice President - Insurance
                                                        Operations

         Michael D. Wolf                                Vice President - Senior
                                                        Portfolio Manager

         Michael R. Woodward                            Senior Vice President -
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020

         Doretta R. Wright                              Vice President -
                                                        Brokerage Marketing

         Rande L. Zellers                               Group Vice President -
         1 Galleria Blvd., Suite 1900                   Delta States
         Metairie, LA  70001

* Business address is: 70100 AXP Financial Center, Minneapolis, MN 55474 unless otherwise noted.

Item 32. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor (American Enterprise Life Insurance Company) at 829 AXP Financial Center Minneapolis, Minnesota 55474.

Item 33. Management Services

Not Applicable.

Item 34. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, American Enterprise Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota on the 29th day of April, 2003.

American Enterprise Variable Life Separate Account
      (Registrant)

By American Enterprise Life Insurance Company
      (Sponsor)

By    /s/  Carol A. Holton*
           -----------------
           Carol A. Holton
           President and Chief
           Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 29th day of April, 2003.

Signature                                 Title

/s/  Gumer C. Alvero*                     Chairman of the Board of Directors
---------------------
     Gumer C. Alvero

/s/  Douglas K. Dunning**                 Director
-------------------------
     Douglas K. Dunning

/s/  Carol A. Holton*                     Director, President and Chief
----------------------                    Executive Officer
     Carol A. Holton                      (Chief Executive Officer)

/s/  Paul S. Mannweiler*                  Director
------------------------
     Paul S. Mannweiler

/s/  Jeryl A. Millner***                  Vice President and Controller
------------------------                  (Principal Accounting Officer)
     Jeryl A. Millner

/s/  Teresa J. Rasmussen*                 Director
-------------------------
     Teresa J. Rasmussen

/s/  John T. Sweeney****                  Vice President - Finance
------------------------                  (Principal Financial Officer)
     John T. Sweeney

* Signed pursuant to Power of Attorney dated April 25, 2001 filed electronically as Exhibit 7(c) to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 333-84121 and incorporated herein by reference.

** Signed pursuant to Power of Attorney dated April 9, 2002 filed electronically as Exhibit 7(d) to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 333-84121 and incorporated herein by reference.

*** Signed pursuant to Power of Attorney dated April 16, 2003 and is filed electronically herewith as Exhibit (r)(3).

**** Signed pursuant to Power of Attorney dated April 21, 2003 and is filed electronically herewith as Exhibit (r)(4).

By:


/s/ Mary Ellyn Minenko
-----------------------
    Mary Ellyn Minenko
    Counsel